UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                      Registrant is making a filing for 13 of its series, Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio. Each series has a May 31 fiscal year end.

Date of reporting period: May 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage Allocation Funds

Annual Report

May 31, 2014

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of May 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Allocation Funds for the 12-month period that ended May 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. That said, the first few months of 2014 were marked by considerable geopolitical uncertainty and heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine.

Within equities, U.S. stocks (measured by the S&P 500 Index1) had the best returns over the past 12 months, followed by developed-country international markets (measured by the MSCI EAFE Index (Net)2). Fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index3) were positive. Short-term interest rates remained ultra low.

Monetary policy remained accommodative, and economic growth appeared sustainable.

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Fed kept its key interest rate near zero. Entering the reporting period, the Fed had committed to purchase mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December 2013, however, the Fed conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program by $10 billion per month in January 2014.

In November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

For most of the period, U.S. economic data remained moderately positive. Third-quarter 2013 gross domestic product (GDP) growth came in at a strong 4.1% annualized rate, while fourth-quarter 2013 GDP growth came in at a more moderate, but still positive, 2.6% annualized rate. However, GDP growth for the first quarter of 2014 came in at -2.9% annualized rate. Several commentators suggested that unusually harsh winter weather may have dampened economic activity, supporting hopes that economic growth would accelerate in the remainder of 2014. Further supporting the positive outlook was the improving unemployment rate, which fell from 7.5% in June 2013 to 6.3% in May 2014. Meanwhile, inflation remained low. The eurozone reported weak but positive economic activity during the period.

Returns by asset class were mixed but generally positive.

The U.S. stock market outperformed foreign markets during the 12-month period. The S&P 500 Index rose by 20.45% and the MSCI EAFE Index (Net) rose to 18.04%. The U.S. was the fastest-growing developed country, which benefited U.S. companies.

Letter to shareholders (unaudited)	Wells Fargo Advantage Allocation Funds	3

Most bond sectors, particularly lower-credit-quality bonds, gained amid renewed confidence in economic growth that drove outperformance in credit-sensitive sectors.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

4	Wells Fargo Advantage Allocation Funds	Letter to shareholders (unaudited)

Notice to shareholders

The Funds, underlying Master Portfolios, and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Funds, to select or replace certain subadvisers to manage all or a portion of the Funds’ and underlying Master Portfolios’ assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management, the Funds or underlying Master Portfolios, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Funds or Master Portfolios (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Funds’ and Master Portfolios’ assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Funds and Master Portfolios and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Funds and Master Portfolios.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

This page is intentionally left blank.

6	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA

Erik J. Sens, CFA

Aldo Ceccarelli, CFA

Kandarp R. Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of May 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	8.27	13.02	5.47	14.87	14.37	6.10	1.39	1.20
Class B (NVGRX)*	10-1-1998	9.00	13.26	5.54	14.00	13.51	5.54	2.14	1.95
Class C (WFGWX)	10-1-1998	12.99	13.52	5.30	13.99	13.52	5.30	2.14	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	15.16	14.67	6.36	1.23	0.95
Growth Balanced Composite Index[4]	–	–	–	–	13.78	13.36	7.24	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	2.71	4.96	4.99	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	18.04	11.43	7.06	–	–
Russell 1000® Growth Index[7]	–	–	–	–	22.15	19.04	8.12	–	–
Russell 1000® Value Index[8]	–	–	–	–	19.60	18.44	8.00	–	–
Russell 2000® Index[9]	–	–	–	–	16.79	19.32	8.59	–	–
S&P 500 Index[10]	–	–	–	–	20.45	18.40	7.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Please see footnotes on page 8.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Growth Balanced Fund (continued)

Growth of $10,000 investment[11] as of May 31, 2014

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 8.

8	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund (continued)

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Index (Net), and 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

7.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

8.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

9.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

10.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

11.	The chart compares the performance of Class A shares for the most recent ten years with the Growth Balanced Composite Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE Index (Net), the Russell 1000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

12.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

13.	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

14.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	9

Wells Fargo Advantage Growth Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed the Growth Balanced Composite Index and Barclays U.S. Aggregate Bond Index for the 12-month period that ended May 31, 2014. The Fund underperformed the MSCI EAFE Index (Net), Russell 1000 Growth Index, Russell 1000 Value Index, Russell 2000 Index, and S&P 500 Index during the same time period.

■	Stock markets rose sharply during the 12-month period, with most equity indexes (measured by the S&P 500 Index) posting double-digit returns. Bond market returns (measured by the Barclays U.S. Aggregate Bond Index), on the other hand, were more subdued as higher yields kept a lid on prices during the period.

■	The Fund’s tactical shift toward stocks contributed positively to the performance of the Fund relative to its composite benchmark. Meanwhile, the allocation to fixed income had an adverse impact on the performance of the Fund.

A broad-based rally drove equities higher during the period.

Better economic conditions boosted confidence and optimism among investors during the 12-month period. Consequently, equity markets rose sharply during the period as investors’ faith in the economic recovery gained steam. Developed stock markets continued to benefit from easing monetary policies while monetary conditions in emerging markets remained more restrictive. Most broad-based equity indexes, with the exception of emerging markets stocks, closed out the period with double-digit positive returns. Treasury bond returns, on the other hand, were more muted as higher yields had a negative impact on prices during the period. Meanwhile, corporate bonds, both investment-grade and high-yield, posted solid gains as credit spreads tightened.

Although risk markets soared during the period, it was by no means a smooth ride. Worries about tighter monetary conditions, coupled with the uncertainty surrounding the fiscal debate in Washington, D.C., caused a fair amount of volatility during the summer and fall of 2013. However, as the year came to a close and these fears gradually abated, investors were able to shift their focus to the underlying economic fundamentals, which seemed to point to an economic recovery that was on a sound footing. The housing market remained strong, and the unemployment rate continued to trend lower. Meanwhile, rising household wealth had a positive impact on consumer confidence, which rose to a six-year high in the first quarter of 2014.

Ten largest long-term holdings[12] (%) as of May 31, 2014
Apple Incorporated	1.00
U.S. Treasury Note, 0.88%, 5-15-2017	0.80
U.S. Treasury Bond, 4.50%, 2-15-2036	0.79
Exxon Mobil Corporation	0.72
JPMorgan Chase & Company	0.63
U.S. Treasury Note, 0.75%, 3-15-2017	0.62
FNMA, 6.25%, 5-25-2042	0.58
FNMA, 3.50%, 9-1-2032	0.58
Google Incorporated	0.56
Johnson & Johnson	0.54

The team continued to overweight stocks throughout the 12-month period. As the S&P 500 Index outperformed long-term U.S. Treasury bonds, the implementation of the tactical shift toward stocks benefited relative returns. For the period, the S&P 500 Index rose by 20.45%, while the Barclays U.S. Treasury 20+ Year Index13—a commonly used proxy for longer-term Treasury bond performance—gained 3.25%.

The Fund seeks to enhance returns by using a combination of inputs from multiple quantitative and qualitative factors in order to alter the effective allocation between stocks and bonds. The Fund’s neutral allocation is 65% stocks and 35% bonds. During the entire 12-month period, the Fund maintained a tactical allocation toward stocks. In order to implement the tilt toward equities, the Fund employed a futures overlay transaction by maintaining a long position in S&P 500 Index futures and a short position in U.S. Treasury futures.

Please see footnotes on page 8.

10	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Growth Balanced Fund (continued)

Neutral target allocation[14] as of May 31, 2014

Current target allocation[14] as of May 31, 2014

We continue to favor stocks relative to bonds.

We remain optimistic about the long-term outlook for stocks. Economic data has continued to strengthen and optimism about the economic recovery has broadened during the 12-month period. Furthermore, though worries about subdued inflation in Europe and the Federal Reserve’s plan to gradually withdraw liquidity from the financial system may inject some level of volatility in the months to come, it appears as if markets have become more immune to systemic shocks over the past couple of years. Absent any drastic changes in the macroeconomic environment, we do not anticipate making any significant changes to the Fund’s current allocation.

Please see footnotes on page 8.

This page is intentionally left blank.

12	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Thomas C. Biwer, CFA

Erik J. Sens, CFA

Aldo Ceccarelli, CFA

Kandarp R. Acharya, CFA, FRM

Christian L. Chan, CFA

Average annual total returns (%) as of May 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	3.62	9.66	4.72	9.94	10.96	5.34	1.36	1.15
Class B (WMOBX)*	1-30-2004	4.15	9.84	4.79	9.15	10.11	4.79	2.11	1.90
Class C (WFBCX)	1-30-2004	8.15	10.12	4.55	9.15	10.12	4.55	2.11	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	10.18	11.22	5.59	1.20	0.90
Moderate Balanced Composite Index[4]	–	–	–	–	9.06	9.46	6.06	–	–
Barclays Short Treasury: 9–12 Months Index[5]	–	–	–	–	0.27	0.45	2.05	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	2.71	4.96	4.99	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	18.04	11.43	7.06	–	–
Russell 1000® Growth Index[8]	–	–	–	–	22.15	19.04	8.12	–	–
Russell 1000® Value Index[9]	–	–	–	–	19.60	18.44	8.00	–	–
Russell 2000® Index[10]	–	–	–	–	16.79	19.32	8.59	–	–
S&P 500 Index[11]	–	–	–	–	20.45	18.40	7.77	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Please see footnotes on page 14.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	13

Wells Fargo Advantage Moderate Balanced Fund (continued)

Growth of $10,000 investment[12] as of May 31, 2014

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 14.

14	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund (continued)

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through September 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays Short Treasury: 9-12 Months Index, 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index, 10% in the Russell 1000® Value Index, 6% in the MSCI EAFE Index (Net), and 4% in the Russell 2000® Index. You cannot invest directly in an index.

5.	The Barclays Short Treasury: 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

7.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

8.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

9.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

10.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

11.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

12.	The chart compares the performance of Class A shares for the most recent ten years with the Moderate Balanced Composite Index, the Barclays Short Treasury: 9-12 Months Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE Index (Net), the Russell 1000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

13.	The ten largest long-term holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

14.	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

15.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified.

Performance highlights (unaudited)	Wells Fargo Advantage Allocation Funds	15

Wells Fargo Advantage Moderate Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed the Moderate Balanced Composite Index, Barclays Short Treasury: 9-12 Months Index, and Barclays U.S. Aggregate Bond Index, for the 12-month period that ended May 31, 2014. The Fund underperformed the MSCI EAFE Index (Net), Russell 1000 Growth Index, Russell 1000 Value Index, Russell 2000 Index, and S&P 500 Index during the same time period.

■	Stock markets rose sharply during the 12-month period, with most equity indexes (measured by the S&P 500 Index) posting double-digit returns. Bond market returns (measured by the Barclays U.S. Aggregate Bond Index), on the other hand, were more subdued as higher yields kept a lid on prices during the period.

■	The Fund’s tactical shift toward stocks contributed positively to the performance of the Fund relative to its composite benchmark. Meanwhile, the allocation to fixed income had an adverse impact on the performance of the Fund.

A broad-based rally drove equities higher during the period.

Better economic conditions boosted confidence and optimism among investors during the 12-month period. Consequently, equity markets rose sharply during the period as investors’ faith in the economic recovery gained steam. Developed stock markets continued to benefit from easing monetary policies while monetary conditions in emerging markets remained more restrictive. Most broad-based equity indexes, with the exception of emerging markets stocks, closed out the period with double-digit positive returns. Treasury bond returns, on the other hand, were more muted as higher yields had a negative impact on prices during the period. Meanwhile, corporate bonds, both investment-grade and high-yield, posted solid gains as credit spreads tightened.

Although risk markets soared during the period, it was by no means a smooth ride. Worries about tighter monetary conditions, coupled with the uncertainty surrounding the fiscal debate in Washington, D.C., caused a fair amount of volatility during the summer and fall of 2013. However, as the year came to a close and these fears gradually abated, investors were able to shift their focus to the underlying economic fundamentals, which seemed to point to an economic recovery that was on a sound footing. The housing market remained strong, and the unemployment rate continued to trend lower. Meanwhile, rising household wealth had a positive impact on consumer confidence, which rose to a six-year high in the first quarter of 2014.

Ten largest long-term holdings[13] (%) as of May 31, 2014
U.S. Treasury Bond, 0.88%, 5-15-2017	1.03
U.S. Treasury Bond, 4.50%, 2-15-2036	1.02
FHLMC, 7.50%, 9-25-2043	1.00
U.S. Treasury Bond, 0.75%, 3-15-2017	0.80
FNMA, 6.25%, 5-25-2042	0.75
FNMA, 3.50%, 9-1-2032	0.75
U.S. Treasury Bond, 4.25%, 11-15-2040	0.69
Apple Incorporated	0.61
FNMA, 5.25%, 5-25-2020	0.59
U.S. Treasury Bill, 0.03%, 6-19-2014	0.53

The team continued to overweight stocks throughout the 12-month period. As the S&P 500 Index outperformed long-term U.S. Treasury bonds, the implementation of the tactical shift toward stocks benefited relative returns. For the period, the S&P 500 Index rose by 20.45%, while the Barclays U.S. Treasury 20+ Year Index14—a commonly used proxy for longer-term Treasury bond performance—gained 3.25%.

The Fund seeks to enhance returns by using a combination of inputs from multiple quantitative and qualitative factors in order to alter the effective allocation between stocks and bonds. The Fund’s neutral allocation is 45% stocks and 55% bonds. During the entire 12-month period, the Fund maintained a tactical allocation toward stocks. In order to implement the tilt toward equities, the Fund employed a futures overlay transaction by maintaining a long position in S&P 500 Index futures and a short position in U.S. Treasury futures.

Please see footnotes on page 14.

16	Wells Fargo Advantage Allocation Funds	Performance highlights (unaudited)

Wells Fargo Advantage Moderate Balanced Fund (continued)

Neutral target allocation[15] as of May 31, 2014

Current target allocation[15] as of May 31, 2014

We continue to favor stocks relative to bonds.

We remain optimistic about the long-term outlook for stocks. Economic data has continued to strengthen and optimism about the economic recovery has broadened during the 12-month period. Furthermore, though worries about subdued inflation in Europe and the Federal Reserve’s plan to gradually withdraw liquidity from the financial system may inject some level of volatility in the months to come, it appears as if markets have become more immune to systemic shocks over the past couple of years. Absent any drastic changes in the macroeconomic environment, we do not anticipate making any significant changes to the Fund’s current allocation.

Please see footnotes on page 14.

Fund expenses (unaudited)	Wells Fargo Advantage Allocation Funds	17

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Growth Balanced Fund	Beginning account value 12-1-2013	Ending account value 5-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,043.03	$6.11	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,038.99	$9.91	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,039.09	$9.91	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,044.36	$4.84	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Wells Fargo Advantage Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,036.37	$5.84	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Class B
Actual	$1,000.00	$1,032.19	$9.63	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Class C
Actual	$1,000.00	$1,032.87	$9.63	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,037.23	$4.57	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

18	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 99.96%

Affiliated Master Portfolios: 99.96%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$13,653,888
Wells Fargo Advantage Core Bond Portfolio				17,240,962
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				40,671,496
Wells Fargo Advantage Emerging Growth Portfolio				3,761,417
Wells Fargo Advantage Index Portfolio				41,128,293
Wells Fargo Advantage Inflation-Protected Bond Portfolio				8,648,183
Wells Fargo Advantage International Growth Portfolio				12,284,466
Wells Fargo Advantage International Value Portfolio				12,230,004
Wells Fargo Advantage Large Company Value Portfolio				27,252,764
Wells Fargo Advantage Managed Fixed Income Portfolio				60,342,407
Wells Fargo Advantage Small Company Growth Portfolio				3,986,236
Wells Fargo Advantage Small Company Value Portfolio				8,037,155

Total Investment Companies (Cost $213,377,848)				249,237,271

	Yield	Maturity date	Principal
Short-Term Investments: 0.53%

U.S. Treasury Securities: 0.53%
U.S. Treasury Bill #(z)	0.03%	6-19-2014	$1,310,000	1,309,985

Total Short-Term Investments (Cost $1,309,985)				1,309,985

Total investments in securities
(Cost $214,687,833) *	100.49%	250,547,256
Other assets and liabilities, net	(0.49)	(1,222,978)

Total net assets	100.00%	$249,324,278

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents current yield to maturity.

*	Cost for federal income tax purposes is $215,632,136 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,915,120
Gross unrealized losses	0

Net unrealized gains	$34,915,120

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	19

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.33%

Affiliated Master Portfolios: 99.33%
Wells Fargo Advantage C&B Large Cap Value Portfolio				$5,552,918
Wells Fargo Advantage Core Bond Portfolio				14,893,374
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				16,783,328
Wells Fargo Advantage Emerging Growth Portfolio				1,665,402
Wells Fargo Advantage Index Portfolio				16,773,758
Wells Fargo Advantage Inflation-Protected Bond Portfolio				7,441,036
Wells Fargo Advantage International Growth Portfolio				5,013,765
Wells Fargo Advantage International Value Portfolio				4,954,444
Wells Fargo Advantage Large Company Value Portfolio				11,128,095
Wells Fargo Advantage Managed Fixed Income Portfolio				52,155,601
Wells Fargo Advantage Small Company Growth Portfolio				1,667,376
Wells Fargo Advantage Small Company Value Portfolio				3,338,285
Wells Fargo Advantage Stable Income Portfolio				24,783,186

Total Investment Companies (Cost $150,962,686)				166,150,568

	Yield	Maturity date	Principal
Short-Term Investments: 0.53%

U.S. Treasury Securities: 0.53%
U.S. Treasury Bill #(z)	0.03%	6-19-2014	$880,000	879,989

Total Short-Term Investments (Cost $879,989)				879,989

Total investments in securities
(Cost $151,842,675) *	99.86%	167,030,557
Other assets and liabilities, net	0.14	235,899

Total net assets	100.00%	$167,266,456

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents current yield to maturity.

*	Cost for federal income tax purposes is $151,010,887 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,019,670
Gross unrealized losses	0

Net unrealized gains	$16,019,670

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—May 31, 2014

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$249,237,271	$166,150,568
In unaffiliated securities, at value (see cost below)	1,309,985	879,989

Total investments, at value (see cost below)	250,547,256	167,030,557
Receivable for Fund shares sold	206,983	312,890
Receivable for daily variation margin on open futures contracts	43,088	28,644
Receivable from adviser	6,149	9,270
Prepaid expenses and other assets	19,047	22,157

Total assets	250,822,523	167,403,518

Liabilities
Payable for Fund shares redeemed	1,353,897	35,732
Distribution fees payable	8,516	3,153
Administration fees payable	42,855	25,023
Shareholder report expenses payable	19,839	19,104
Shareholder servicing fees payable	54,270	36,276
Professional fees payable	15,361	14,296
Accrued expenses and other liabilities	3,507	3,478

Total liabilities	1,498,245	137,062

Total net assets	$249,324,278	$167,266,456

NET ASSETS CONSIST OF
Paid-in capital	$372,688,234	$148,710,923
Undistributed net investment income	1,111,718	2,352,735
Accumulated net realized gains (losses) on investments	(160,791,551)	718,255
Net unrealized gains on investments	36,315,877	15,484,543

Total net assets	$249,324,278	$167,266,456

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$61,116,879	$18,169,492
Shares outstanding – Class A	1,609,895	783,577
Net asset value per share – Class A	$37.96	$23.19
Maximum offering price per share – Class A2	$40.28	$24.60
Net assets – Class B	$475,923	$380,018
Shares outstanding – Class B	14,009	16,408
Net asset value per share – Class B	$33.97	$23.16
Net assets – Class C	$12,637,308	$4,469,336
Shares outstanding – Class C	379,116	196,152
Net asset value per share – Class C	$33.33	$22.79
Net assets – Administrator Class	$175,094,168	$144,247,610
Shares outstanding – Administrator Class	5,153,458	6,168,616
Net asset value per share – Administrator Class	$33.98	$23.38

Investments in affiliated Master Portfolios, at cost	$213,377,848	$150,962,686

Investments in unaffiliated securities, at cost	$1,309,985	$879,989

Total investments, at cost	$214,687,833	$151,842,675

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2014	Wells Fargo Advantage Allocation Funds	21

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Interest allocated from affiliated Master Portfolios**	$2,779,565	$2,853,908
Dividends allocated from affiliated Master Portfolios*	2,706,439	1,129,438
Securities lending income allocated from affiliated Master Portfolios	50,667	22,600
Interest	658	385
Expenses allocated from affiliated Master Portfolios	(1,365,234)	(906,630)
Waivers allocated from affiliated Master Portfolios	107,146	137,387

Total investment income	4,279,241	3,237,088

Expenses
Advisory fee	616,250	413,638
Administration fees
Fund level	123,250	82,728
Class A	152,966	39,491
Class B	2,040	1,317
Class C	28,990	9,362
Administrator Class	175,732	146,158
Shareholder servicing fees
Class A	147,083	37,973
Class B	1,961	1,266
Class C	27,875	9,002
Administrator Class	438,725	364,531
Distribution fees
Class B	5,884	3,799
Class C	83,624	27,006
Custody and accounting fees	11,224	7,111
Professional fees	32,567	29,728
Registration fees	46,846	39,571
Shareholder report expenses	54,467	41,636
Trustees’ fees and expenses	16,411	16,529
Other fees and expenses	12,409	9,770

Total expenses	1,978,304	1,280,616
Less: Fee waivers and/or expense reimbursements	(628,216)	(481,718)

Net expenses	1,350,088	798,898

Net investment income	2,929,153	2,438,190

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	9,796,150	3,730,825
Futures transactions	5,970,345	2,950,274

Net realized gains on investments	15,766,495	6,681,099

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	17,609,445	7,704,828
Futures transactions	(1,635,973)	(620,111)

Net change in unrealized gains (losses) on investments	15,973,472	7,084,717

Net realized and unrealized gains (losses) on investments	31,739,967	13,765,816

Net increase in net assets resulting from operations	$34,669,120	$16,204,006

** Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$419	$363
* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$66,462	$29,428

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Year ended May 31, 2014		Year ended May 31, 2013

Operations
Net investment income		$2,929,153		$3,291,127
Net realized gains on investments		15,766,495		22,185,874
Net change in unrealized gains (losses) on investments		15,973,472		21,087,053

Net increase in net assets resulting from operations		34,669,120		46,564,054

Distributions to shareholders from
Net investment income
Class A		(546,500)		(790,330)
Class B		(1,163)		(6,107)
Class C		(55,253)		(78,360)
Administrator Class		(2,226,393)		(3,056,559)

Total distributions to shareholders		(2,829,309)		(3,931,356)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	194,629	6,998,960	252,844	7,707,814
Class B	3,979	128,300	1,720	47,281
Class C	99,662	3,144,748	55,670	1,517,079
Administrator Class	686,725	22,150,590	682,034	18,741,686

		32,422,598		28,013,860

Reinvestment of distributions
Class A	14,849	539,599	26,105	783,165
Class B	35	1,141	227	6,107
Class C	1,637	52,395	2,921	77,436
Administrator Class	67,509	2,193,375	112,461	3,019,584

		2,786,510		3,886,292

Payment for shares redeemed
Class A	(271,847)	(9,792,448)	(385,427)	(11,789,241)
Class B	(22,505)	(727,480)	(38,181)	(1,038,792)
Class C	(39,648)	(1,259,505)	(53,297)	(1,442,155)
Administrator Class	(1,460,577)	(47,159,492)	(3,759,086)	(97,832,397)

		(58,938,925)		(112,102,585)

Net decrease in net assets resulting from capital share transactions		(23,729,817)		(80,202,433)

Total increase (decrease) in net assets		8,109,994		(37,569,735)

Net assets
Beginning of period		241,214,284		278,784,019

End of period		$249,324,278		$241,214,284

Undistributed net investment income		$1,111,718		$1,064,952

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	23

	Moderate Balanced Fund
	Year ended May 31, 2014		Year ended May 31, 2013

Operations
Net investment income		$2,438,190		$2,729,351
Net realized gains on investments		6,681,099		12,235,693
Net change in unrealized gains (losses) on investments		7,084,717		7,981,882

Net increase in net assets resulting from operations		16,204,006		22,946,926

Distributions to shareholders from
Net investment income
Class A		(97,654)		(174,454)
Class B		(736)		(6,037)
Class C		(14,477)		(26,366)
Administrator Class		(970,104)		(2,930,711)

Total distributions to shareholders		(1,082,971)		(3,137,568)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	452,763	9,968,564	106,892	2,150,751
Class B	3,798	81,897	6,379	129,702
Class C	83,699	1,821,475	32,118	642,068
Administrator Class	814,765	18,218,885	644,259	13,114,398

		30,090,821		16,036,919

Reinvestment of distributions
Class A	4,246	94,771	8,688	172,200
Class B	30	668	271	5,404
Class C	559	12,306	1,191	23,401
Administrator Class	42,641	958,985	144,213	2,874,170

		1,066,730		3,075,175

Payment for shares redeemed
Class A	(161,021)	(3,577,396)	(155,234)	(3,093,238)
Class B	(16,252)	(358,633)	(20,626)	(416,879)
Class C	(11,008)	(242,512)	(34,884)	(701,338)
Administrator Class	(1,559,569)	(35,094,813)	(3,018,081)	(60,096,397)

		(39,273,354)		(64,307,852)

Net decrease in net assets resulting from capital share transactions		(8,115,803)		(45,195,758)

Total increase (decrease) in net assets		7,005,232		(25,386,400)

Net assets
Beginning of period		160,261,224		185,647,624

End of period		$167,266,456		$160,261,224

Undistributed net investment income		$2,352,735		$1,013,827

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	0.00	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	0.00	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	0.00	$27.77
Year ended May 31, 2011[5]	$25.89	0.23		4.11	(0.89)	0.00	$29.34
Year ended September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)	0.00	$25.89
Year ended September 30, 2009	$25.63	0.41	[4]	(1.32)	(0.52)	(0.08)	$24.12
Class B
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	0.00	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	0.00	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	0.00	$24.80
Year ended May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)	0.00	$26.17
Year ended September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)	0.00	$23.07
Year ended September 30, 2009	$22.70	0.22	[4]	(1.13)	(0.25)	(0.08)	$21.46
Class C
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	0.00	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	0.00	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	0.00	$24.52
Year ended May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)	0.00	$25.94
Year ended September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)	0.00	$22.93
Year ended September 30, 2009	$22.77	0.23	[4]	(1.17)	(0.33)	(0.08)	$21.42
Administrator Class
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	0.00	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	0.00	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	0.00	$24.93
Year ended May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)	0.00	$26.39
Year ended September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)	0.00	$23.39
Year ended September 30, 2009	$23.29	0.41	[4]	(1.21)	(0.60)	(0.08)	$21.81

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	25

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
1.43%	1.35%	1.20%	17.02%	70%	$60,055
1.61%	1.38%	1.20%	9.00%	94%	$55,284
1.95%	1.32%	1.20%	(2.95)%	105%	$55,318

0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.96%	2.12%	1.95%	8.19%	94%	$6,924
1.21%	2.08%	1.95%	(3.66)%	105%	$13,869

0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.84%	2.12%	1.95%	8.20%	94%	$7,665
1.21%	2.06%	1.95%	(3.69)%	105%	$7,738

1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
1.66%	1.19%	0.95%	17.19%	70%	$273,174
2.04%	1.19%	0.95%	9.32%	94%	$287,073
2.18%	1.14%	0.95%	(2.68)%	105%	$861,399

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Year ended May 31, 2011[5]	$17.97	0.28		1.80	(0.41)	0.00	$19.64
Year ended September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)	0.00	$17.97
Year ended September 30, 2009	$17.85	0.38		(0.36)	(0.57)	(0.18)	$17.12
Class B
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Year ended May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)	0.00	$19.58
Year ended September 30, 2010	$16.99	0.30		0.97	(0.41)	0.00	$17.85
Year ended September 30, 2009	$17.67	0.26	[4]	(0.34)	(0.42)	(0.18)	$16.99
Class C
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Year ended May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)	0.00	$19.45
Year ended September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)	0.00	$17.77
Year ended September 30, 2009	$17.64	0.26	[4]	(0.34)	(0.42)	(0.18)	$16.96
Administrator Class
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96
Year ended May 31, 2011[5]	$18.11	0.29		1.83	(0.46)	0.00	$19.77
Year ended September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)	0.00	$18.11
Year ended September 30, 2009	$17.98	0.42	[4]	(0.37)	(0.62)	(0.18)	$17.23

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	27

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
1.89%	1.34%	1.15%	11.72%	70%	$10,702
2.42%	1.37%	1.15%	8.41%	103%	$7,992
2.47%	1.31%	1.15%	0.94%	116%	$8,669

0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807
1.11%	2.09%	1.90%	11.16%	70%	$1,097
1.65%	2.12%	1.90%	7.58%	103%	$1,257
1.72%	2.06%	1.90%	0.19%	116%	$1,720

0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
1.16%	2.09%	1.90%	11.17%	70%	$2,364
1.59%	2.12%	1.90%	7.58%	103%	$1,726
1.72%	2.05%	1.90%	0.21%	116%	$1,445

1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
2.14%	1.18%	0.90%	11.93%	70%	$192,305
3.06%	1.18%	0.90%	8.65%	103%	$176,179
2.72%	1.13%	0.90%	1.14%	116%	$330,340

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Allocation Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”) and the Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended May 31,2014 are included in this report and should be read in conjunction with each Fund’s financial statements. As of May 31, 2014, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Advantage Core Bond Portfolio	1		1
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	28		12
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*
Wells Fargo Advantage Index Portfolio	1		1
Wells Fargo Advantage Inflation-Protected Bond Portfolio	18		16
Wells Fargo Advantage International Growth Portfolio	8		3
Wells Fargo Advantage International Value Portfolio	2		1
Wells Fargo Advantage Large Company Value Portfolio	28		12
Wells Fargo Advantage Managed Fixed Income Portfolio	54		46
Wells Fargo Advantage Small Company Growth Portfolio	1		0	*
Wells Fargo Advantage Small Company Value Portfolio	4		2
Wells Fargo Advantage Stable Income Portfolio	N/A		100

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	29

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis by each Fund and each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Fund and each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the affiliated Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

30	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At May 31, 2014, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed net investment income	Accumulated net realized gains (losses) on investments
Growth Balanced Fund	$(18)	$(53,078)	$53,096
Moderate Balanced Fund	(15)	(16,311)	16,326

As of May 31, 2014, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $159,605,297 with $7,499,740 expiring in 2016; $69,527,330 expiring in 2017; and $82,578,227 expiring in 2018.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	31

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Affiliated master portfolios	$0	$249,237,271	$0	$249,237,271

Short-term investments
U.S. Treasury securities	0	1,309,985	0	1,309,985

	0	250,547,256	0	250,547,256
Futures contracts	43,088	0	0	43,088
Total assets	$43,088	$250,547,256	$0	$250,590,344

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Affiliated master portfolios	$0	$166,150,568	$0	$166,150,568

Short-term investments
U.S. Treasury securities	0	879,989	0	879,989

	0	167,030,557	0	167,030,557
Futures contracts	28,644	0	0	28,644
Total assets	$28,644	$167,030,557	$0	$167,059,201

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities included in the are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended May 31, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the year ended May 31, 2014, the advisory fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual

32	Wells Fargo Advantage Allocation Funds	Notes to financial statements

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	1.90	0.90

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges from redemptions of Class A, Class B, and Class C shares. For the year ended May 31, 2014, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Growth Balanced Fund	$18,257	$141
Moderate Balanced Fund	7,327	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$120,243,891	$88,723,522	$119,846,060	$108,593,486
Moderate Balanced Fund	105,099,952	58,282,243	104,744,323	61,188,985

*	The Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	33

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2014, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At May 31, 2014, the Funds had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized gains (losses)
Growth Balanced Fund	6-19-2014	Goldman Sachs	26 Long	S&P 500 Index	$12,489,750	$531,258
	9-19-2014	Goldman Sachs	90 Short	U.S. Treasury Note	12,372,188	(74,804)
Moderate Balanced Fund	6-19-2014	Goldman Sachs	17 Long	S&P 500 Index	$8,166,375	$347,361
	9-19-2014	Goldman Sachs	61 Short	U.S. Treasury Note	8,385,594	(50,700)

The Funds had an average notional amounts in futures contracts outstanding during the year ended May 31, 2014, as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$22,897,977	$23,408,941
Moderate Balanced Fund	12,726,765	12,870,640

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows for Growth Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Net assets – Net unrealized gains on investments	74,804	*
Equity contracts	Net assets – Net unrealized gains on investments	531,258	*	Net assets – Net unrealized gains on investments	0
		$531,258			$74,804

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the recievable for variation margin as of May 31, 2014, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2014, was as follows for Growth Balanced Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$428,391	$(138,433)
Equity contracts	5,541,954	(1,497,540)
	$5,970,345	$(1,635,973)

The fair value of derivative instruments as of May 31, 2014 was as follows for Moderate Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$0		Net assets –Net unrealized gains on investments	50,700	*
Equity contracts	Net assets – Net unrealized gains on investments	347,361	*	Net assets –Net unrealized gains on investments	0
		$347,361			$50,700

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the recievable for variation margin as of May 31, 2014, which represents the current day’s variation margin, is reported separately on the Statements of Assets and Liabilities.

34	Wells Fargo Advantage Allocation Funds	Notes to financial statements

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2014, was as follows for Moderate Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(28,882)	$(78,449)
Equity contracts	2,979,156	(541,662)
	2,950,274	(620,111)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Growth Balanced Fund	Futures – variation margin	Goldman Sachs	$43,088	$0	$0	$43,088
Moderate Balanced Fund	Futures – variation margin	Goldman Sachs	28,644	0	0	28,644

7. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended May 31, 2014, the Funds paid the following amounts in commitment fees:

Commitment fee
Growth Balanced Fund	$643
Moderate Balanced Fund	327

For the year ended May 31, 2014, there were no borrowings by the Funds under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2014 and May 31, 2013 were as follows:

	Ordinary income
	2014	2013
Growth Balanced Fund	$2,829,309	$3,931,356
Moderate Balanced Fund	1,082,971	3,137,568

Notes to financial statements	Wells Fargo Advantage Allocation Funds	35

As of May 31 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Capital loss carryforward
Growth Balanced Fund	$1,326,221	$0	$34,915,120	$(159,605,297)
Moderate Balanced Fund	2,415,576	120,287	16,019,670	0

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

36	Wells Fargo Advantage Allocation Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Growth Balanced Fund, and Wells Fargo Advantage Moderate Balanced Fund, two of the funds constituting the Wells Fargo Funds Trust (the “Funds”), as of May 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the period from October 1, 2010 to May 31, 2011, and each of the years in the two-year period ended September 30, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of May 31, 2014 to the Master Portfolios’ records (see Note 1) and confirmation of securities owned with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2014, the results of their operations, changes in their net assets, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 28, 2014

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	37

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 93.99%

Consumer Discretionary: 14.06%

Hotels, Restaurants & Leisure: 4.56%
Carnival Corporation	181,400	$7,261,442
McDonald’s Corporation	70,900	7,191,387

		14,452,829

Household Durables: 1.14%
NVR Incorporated †	3,245	3,613,762

Media: 4.73%
Omnicom Group Incorporated	119,900	8,530,885
Twenty-First Century Fox Incorporated	182,200	6,451,702

		14,982,587

Multiline Retail: 2.35%
Kohl’s Corporation	137,100	7,463,724

Specialty Retail: 1.28%
PetSmart Incorporated	70,500	4,051,635

Consumer Staples: 11.37%

Beverages: 2.16%
Coca-Cola Enterprises Incorporated	66,600	3,039,624
Diageo plc ADR	29,600	3,812,184

		6,851,808

Food Products: 2.38%
Unilever NV ADR	173,800	7,544,658

Household Products: 4.35%
Colgate-Palmolive Company	67,100	4,589,640
Henkel AG & Company KGaA ADR «	51,200	5,171,200
Procter & Gamble Company	49,900	4,031,421

		13,792,261

Tobacco: 2.48%
Philip Morris International	88,600	7,844,644

Energy: 7.23%

Oil, Gas & Consumable Fuels: 7.23%
Chevron Corporation	42,300	5,194,017
Devon Energy Corporation	112,700	8,328,530
Exxon Mobil Corporation	58,400	5,870,952
World Fuel Services Corporation	76,300	3,537,268

		22,930,767

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Financials: 23.34%

Banks: 6.94%
Bank of America Corporation	334,100	$5,058,274
JPMorgan Chase & Company	172,900	9,608,053
PNC Financial Services Group Incorporated	86,000	7,333,220

		21,999,547

Capital Markets: 4.78%
Charles Schwab Corporation	188,700	4,757,127
State Street Corporation	159,100	10,384,457

		15,141,584

Consumer Finance: 2.30%
American Express Company	79,600	7,283,400

Diversified Financial Services: 2.15%
Berkshire Hathaway Incorporated Class B †	53,000	6,802,020

Insurance: 7.17%
Axis Capital Holdings Limited	67,350	3,097,427
RenaissanceRe Holdings Limited	70,400	7,333,568
The Progressive Corporation	311,900	7,806,857
Willis Group Holdings plc	107,300	4,500,162

		22,738,014

Health Care: 12.68%

Health Care Equipment & Supplies: 3.65%
Baxter International Incorporated	102,900	7,656,789
Becton Dickinson & Company	33,100	3,895,870

		11,552,659

Health Care Providers & Services: 6.42%
Cardinal Health Incorporated	103,000	7,274,890
Laboratory Corporation of America Holdings †	64,400	6,606,152
UnitedHealth Group Incorporated	81,400	6,481,882

		20,362,924

Pharmaceuticals: 2.61%
Johnson & Johnson	81,600	8,279,136

Industrials: 9.64%

Air Freight & Logistics: 1.94%
United Parcel Service Incorporated Class B	59,200	6,149,696

Commercial Services & Supplies: 2.12%
Cintas Corporation	108,000	6,708,960

Industrial Conglomerates: 2.71%
3M Company	60,400	8,610,020

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	39

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Machinery: 2.87%
Illinois Tool Works Incorporated		51,400	$4,448,670
Parker Hannifin Corporation		37,100	4,646,033

			9,094,703

Information Technology: 8.61%

Communications Equipment: 1.64%
QUALCOMM Incorporated		64,700	5,205,115

IT Services: 4.45%
Fiserv Incorporated †		117,000	7,032,870
Western Union Company		436,100	7,051,737

			14,084,607

Semiconductors & Semiconductor Equipment: 1.00%
Lam Research Corporation †		51,100	3,170,244

Software: 1.52%
Microsoft Corporation		117,600	4,814,544

Materials: 7.06%

Containers & Packaging: 7.06%
Ball Corporation		104,200	6,289,512
Crown Holdings Incorporated †		205,600	10,043,560
Rock-Tenn Company Class A		59,900	6,051,697

			22,384,769

Total Common Stocks (Cost $199,176,083)			297,910,617

	Dividend yield

Preferred Stocks: 0.50%

Consumer Staples: 0.50%

Household Products: 0.50%
Henkel AG & Company KGaA ADR ±	0.01%	13,600	1,572,414

Total Preferred Stocks (Cost $597,017)			1,572,414

	Yield
Short-Term Investments: 4.26%

Investment Companies: 4.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07	13,450,821	13,450,821
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.10	62,700	62,700

Total Short-Term Investments (Cost $13,513,521)			13,513,521

Total investments in securities
(Cost $213,286,621) *	98.75%	312,996,552
Other assets and liabilities, net	1.25	3,951,903

Total net assets	100.00%	$316,948,455

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

C&B LARGE CAP VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $222,399,035 and unrealized gains (losses) consists of:

Gross unrealized gains	$101,144,386
Gross unrealized losses	(10,546,869)

Net unrealized gains	$90,597,517

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	41

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 92.97%

Consumer Discretionary: 21.99%

Auto Components: 1.00%
BorgWarner Incorporated	1,860	$116,975
Delphi Automotive plc	19,120	1,320,427

		1,437,402

Distributors: 0.34%
LKQ Corporation †	17,530	486,282

Hotels, Restaurants & Leisure: 4.21%
Chipotle Mexican Grill Incorporated †	3,740	2,046,117
Hilton Worldwide Holdings Incorporated †	5,388	121,877
Las Vegas Sands Corporation	12,710	972,569
Marriott International Incorporated Class A	8,900	548,418
Starbucks Corporation	21,654	1,585,939
Wynn Resorts Limited	3,540	760,994

		6,035,914

Internet & Catalog Retail: 4.70%
Amazon.com Incorporated †	8,770	2,741,064
Netflix Incorporated †	2,980	1,245,133
priceline.com Incorporated †	2,150	2,749,055

		6,735,252

Media: 3.76%
CBS Corporation Class B	13,090	780,295
Liberty Global plc Class C †	31,460	1,346,488
The Walt Disney Company	14,060	1,181,181
Time Warner Incorporated	13,420	937,119
Twenty-First Century Fox Incorporated	32,530	1,151,887

		5,396,970

Multiline Retail: 1.81%
Dollar Tree Incorporated †	38,050	2,017,792
Nordstrom Incorporated	8,500	578,510

		2,596,302

Specialty Retail: 3.49%
Cabela’s Incorporated «†	7,230	442,693
CarMax Incorporated †	37,280	1,651,877
O’Reilly Automotive Incorporated †	4,820	713,119
TJX Companies Incorporated	20,140	1,096,623
Tractor Supply Company	16,900	1,098,838

		5,003,150

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods: 2.68%
Michael Kors Holdings Limited †	7,005	$661,132
Nike Incorporated Class B	27,530	2,117,332
Under Armour Incorporated Class A †	7,330	372,291
VF Corporation	11,110	700,152

		3,850,907

Consumer Staples: 4.90%

Beverages: 1.23%
Constellation Brands Incorporated Class A †	21,030	1,769,254

Food & Staples Retailing: 2.81%
Costco Wholesale Corporation	12,610	1,463,012
Sprouts Farmers Market Incorporated †	13,983	378,939
Walgreen Company	10,450	751,460
Whole Foods Market Incorporated	37,440	1,431,706

		4,025,117

Household Products: 0.40%
Colgate-Palmolive Company	8,300	567,720

Personal Products: 0.46%
Estee Lauder Companies Incorporated Class A	8,650	662,763

Energy: 5.11%

Energy Equipment & Services: 1.11%
Halliburton Company	14,090	910,778
Schlumberger Limited	6,620	688,745

		1,599,523

Oil, Gas & Consumable Fuels: 4.00%
Antero Resources Corporation †	14,032	862,968
Concho Resources Incorporated †	12,940	1,705,492
Continental Resources Incorporated «†	2,210	310,196
EOG Resources Incorporated	1,680	177,744
Pioneer Natural Resources Company	12,750	2,679,540

		5,735,940

Financials: 7.11%

Banks: 0.42%
First Republic Bank	11,940	607,268

Capital Markets: 2.25%
Affiliated Managers Group Incorporated †	4,390	827,954
Ameriprise Financial Incorporated	4,590	516,880
Northern Trust Corporation	6,400	386,560
TD Ameritrade Holding Corporation	49,450	1,500,313

		3,231,707

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	43

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Finance: 2.83%
American Express Company	31,570	$2,888,655
Discover Financial Services	19,700	1,164,861

		4,053,516

Diversified Financial Services: 0.69%
IntercontinentalExchange Incorporated	5,050	991,820

Insurance: 0.73%
Aon plc	11,700	1,052,298

REITs: 0.19%
American Tower Corporation	2,950	264,409

Health Care: 13.98%

Biotechnology: 7.53%
Alexion Pharmaceuticals Incorporated †	19,100	3,176,712
Biogen Idec Incorporated †	7,690	2,455,955
BioMarin Pharmaceutical Incorporated †	3,660	212,134
Celgene Corporation †	13,450	2,058,254
Gilead Sciences Incorporated †	18,080	1,468,277
Medivation Incorporated †	2,120	154,400
Regeneron Pharmaceuticals Incorporated †	4,160	1,276,954

		10,802,686

Health Care Equipment & Supplies: 1.22%
Boston Scientific Corporation †	47,880	614,300
Covidien plc	15,580	1,139,054

		1,753,354

Health Care Providers & Services: 1.18%
AmerisourceBergen Corporation	12,983	950,096
Catamaran Corporation †	13,730	600,825
Envision Healthcare Holdings Incorporated †	3,982	137,299

		1,688,220

Health Care Technology: 0.80%
Cerner Corporation †	21,290	1,150,725

Life Sciences Tools & Services: 0.65%
Mettler-Toledo International Incorporated †	1,910	467,988
Quintiles Transnational Holdings Incorporated †	9,054	461,573

		929,561

Pharmaceuticals: 2.60%
Abbvie Incorporated	20,610	1,119,741
Allergan Incorporated	1,440	241,142
Jazz Pharmaceuticals plc †	1,660	235,488
Merck & Company Incorporated	8,680	502,225
Perrigo Company plc	10,090	1,394,438
Shire plc ADR	1,370	237,544

		3,730,578

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Industrials: 11.80%

Aerospace & Defense: 3.22%
Precision Castparts Corporation	8,503	$2,151,089
The Boeing Company	7,440	1,006,260
United Technologies Corporation	12,640	1,469,021

		4,626,370

Air Freight & Logistics: 0.69%
United Parcel Service Incorporated Class B	9,460	982,705

Airlines: 1.03%
Delta Air Lines Incorporated	26,370	1,052,427
Southwest Airlines Company	15,920	421,084

		1,473,511

Building Products: 0.16%
Fortune Brands Home & Security Incorporated	5,890	235,482

Commercial Services & Supplies: 0.32%
Tyco International Limited	10,650	464,766

Electrical Equipment: 0.55%
Eaton Corporation plc	9,820	723,636
Rockwell Automation Incorporated	520	62,962

		786,598

Industrial Conglomerates: 0.65%
Danaher Corporation	11,920	934,886

Machinery: 1.24%
Cummins Incorporated	6,986	1,068,369
Flowserve Corporation	5,800	427,692
Pentair Limited	3,860	288,110

		1,784,171

Professional Services: 0.19%
Verisk Analytics Incorporated Class A †	4,660	275,825

Road & Rail: 3.11%
CSX Corporation	18,420	541,548
Genesee & Wyoming Incorporated Class A †	3,330	324,176
Kansas City Southern	8,150	876,288
Norfolk Southern Corporation	10,000	1,007,500
Union Pacific Corporation	8,570	1,707,744

		4,457,256

Trading Companies & Distributors: 0.64%
W.W. Grainger Incorporated	3,530	912,046

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	45

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Information Technology: 23.40%

Communications Equipment: 1.21%
F5 Networks Incorporated †	2,660	$288,743
QUALCOMM Incorporated	17,951	1,444,158

		1,732,901

Electronic Equipment, Instruments & Components: 0.03%
Trimble Navigation Limited †	1,370	49,416

Internet Software & Services: 8.84%
Akamai Technologies Incorporated †	10,430	566,766
eBay Incorporated †	20,780	1,054,169
Facebook Incorporated Class A †	48,670	3,080,811
Google Incorporated Class A †	6,234	3,563,666
Google Incorporated Class C †	5,734	3,216,659
MercadoLibre Incorporated «	2,490	211,824
Pandora Media Incorporated †	33,340	817,830
Rackspace Hosting Incorporated †	1,860	67,871
Yelp Incorporated †	1,470	97,241

		12,676,837

IT Services: 6.02%
Accenture plc	8,480	690,696
Alliance Data Systems Corporation †	4,700	1,203,435
Cognizant Technology Solutions Corporation Class A †	28,790	1,399,482
MasterCard Incorporated Class A	22,670	1,733,122
Vantiv Incorporated Class A †	26,680	826,813
Visa Incorporated Class A	12,970	2,786,345

		8,639,893

Semiconductors & Semiconductor Equipment: 1.72%
ARM Holdings plc ADR	16,380	756,756
Microchip Technology Incorporated «	29,890	1,422,764
Texas Instruments Incorporated	2,660	124,348
Xilinx Incorporated	3,470	162,951

		2,466,819

Software: 3.50%
Adobe Systems Incorporated †	19,210	1,239,813
Concur Technologies Incorporated †	2,040	174,155
NetSuite Incorporated †	2,780	223,762
Salesforce.com Incorporated †	39,744	2,091,727
ServiceNow Incorporated †	16,110	842,714
Splunk Incorporated †	8,070	337,810
Tableau Software Incorporated Class A †	1,800	104,472

		5,014,453

Technology Hardware, Storage & Peripherals: 2.08%
Apple Incorporated	4,711	2,982,063

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Materials: 3.74%

Chemicals: 3.74%
Airgas Incorporated		2,730	$290,254
Ecolab Incorporated		5,860	639,853
Monsanto Company		23,370	2,847,635
Praxair Incorporated		11,990	1,585,558
			5,363,300

Telecommunication Services: 0.94%

Wireless Telecommunication Services: 0.94%
SBA Communications Corporation Class A †		13,243	1,344,159

Total Common Stocks (Cost $91,832,121)			133,362,095

	Yield
Short-Term Investments: 3.78%

Investment Companies: 3.78%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.07%	3,378,389	3,378,389
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)	0.10	2,039,385	2,039,385

Total Short-Term Investments (Cost $5,417,774)			5,417,774

Total investments in securities
(Cost $97,249,895) *	96.75%	138,779,869
Other assets and liabilities, net	3.25	4,668,475

Total net assets	100.00%	$143,448,344

†	Non-income-earning security

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $97,613,876 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,194,721
Gross unrealized losses	(1,028,728)

Net unrealized gains	$41,165,993

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	47

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.42%

Consumer Discretionary: 12.29%

Auto Components: 1.15%
Gentherm Incorporated †	307,600	$12,651,588

Diversified Consumer Services: 2.05%
Grand Canyon Education Incorporated †	385,600	16,985,680
LifeLock Incorporated †	491,700	5,516,874

		22,502,554

Hotels, Restaurants & Leisure: 3.23%
Fiesta Restaurant Group Incorporated †	493,465	19,871,836
Multimedia Games Holding Company †	454,100	13,055,375
Zoe’s Kitchen Incorporated «†	82,692	2,422,876

		35,350,087

Internet & Catalog Retail: 1.95%
HomeAway Incorporated †	487,845	15,025,626
RetailMeNot Incorporated †	248,607	6,339,479

		21,365,105

Media: 2.10%
IMAX Corporation «†	877,010	23,003,972

Specialty Retail: 1.36%
DSW Incorporated Class A	165,500	4,145,775
Five Below Incorporated «†	296,597	10,736,811

		14,882,586

Textiles, Apparel & Luxury Goods: 0.45%
Oxford Industries Incorporated	77,700	4,967,361

Consumer Staples: 2.06%

Food & Staples Retailing: 1.12%
United Natural Foods Incorporated †	182,200	12,282,102

Food Products: 0.94%
Annie’s Incorporated †	312,900	10,238,088

Energy: 6.53%

Oil, Gas & Consumable Fuels: 6.53%
Athlon Energy Incorporated †	187,405	8,144,621
Bonanza Creek Energy Incorporated †	267,700	14,354,074
Diamondback Energy Incorporated †	314,057	23,705,022
Kodiak Oil & Gas Corporation †	518,100	6,595,413
Laredo Petroleum Holdings Incorporated †	349,531	9,671,523
Oasis Petroleum Incorporated †	173,600	8,593,200
Parsley Energy Incorporated Class A †	23,548	559,736

		71,623,589

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 7.86%

Capital Markets: 2.43%
Financial Engines Incorporated	653,330	$26,590,531

Consumer Finance: 2.54%
Encore Capital Group Incorporated «†	103,300	4,471,857
Portfolio Recovery Associates Incorporated †	419,900	23,426,221

		27,898,078

Diversified Financial Services: 2.89%
MarketAxess Holdings Incorporated	594,351	31,708,626

Health Care: 29.47%

Biotechnology: 4.45%
Exact Sciences Corporation «†	169,453	2,284,226
Foundation Medicine Incorporated «†	208,400	4,945,332
Hyperion Therapeutics Incorporated †	239,823	7,019,619
Ligand Pharmaceuticals Incorporated †	182,500	12,174,575
NPS Pharmaceuticals Incorporated †	718,700	22,373,131

		48,796,883

Health Care Equipment & Supplies: 9.90%
Align Technology Incorporated †	94,200	5,144,262
Cardiovascular Systems Incorporated †	479,658	13,454,407
Cynosure Incorporated Class A †	769,678	16,763,587
DexCom Incorporated †	604,070	20,393,403
Endologix Incorporated †	678,294	8,858,520
Novadaq Technologies Incorporated †	472,624	6,886,132
NxStage Medical Incorporated †	372,460	5,113,876
Oxford Immunotec Global plc †	264,771	4,601,720
Spectranetics Corporation †	747,314	16,022,412
Tandem Diabetes Care Incorporated «†	337,737	5,484,849
Veracyte Incorporated †	384,325	5,849,427

		108,572,595

Health Care Providers & Services: 7.01%
Acadia Healthcare Company Incorporated †	752,200	32,073,808
ExamWorks Group Incorporated †	496,428	14,704,197
MWI Veterinary Supply Incorporated †	108,100	15,081,031
Team Health Holdings Incorporated †	295,000	14,977,150

		76,836,186

Health Care Technology: 2.24%
Medidata Solutions Incorporated †	633,900	24,512,913

Life Sciences Tools & Services: 1.44%
Cambrex Corporation †	278,400	5,982,816
ICON plc ADR †	231,800	9,798,186

		15,781,002

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	49

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals: 4.43%
AcelRx Pharmaceuticals Incorporated «†	357,730	$3,291,116
Akorn Incorporated «†	1,166,134	32,616,768
Auxilium Pharmaceuticals Incorporated «†	260,000	5,818,800
Lannett Company Incorporated †	162,969	6,808,845

		48,535,529

Industrials: 12.21%

Electrical Equipment: 1.59%
Power Solutions International Incorporated †	224,299	17,493,079

Machinery: 3.48%
Proto Labs Incorporated †	206,355	13,615,303
The Middleby Corporation †	102,950	24,586,519

		38,201,822

Professional Services: 6.09%
Barrett Business Services Incorporated	86,000	4,055,760
Corporate Executive Board Company	339,346	23,133,217
On Assignment Incorporated †	832,813	29,356,658
Paylocity Holding Corporation †	262,933	5,119,306
Wageworks Incorporated †	125,050	5,062,024

		66,726,965

Trading Companies & Distributors: 1.05%
DXP Enterprises Incorporated †	164,816	11,466,249

Information Technology: 27.00%

Electronic Equipment, Instruments & Components: 1.30%
Cognex Corporation †	200,600	7,221,600
Methode Electronics Incorporated	70,044	2,181,871
Universal Display Corporation «†	185,200	4,844,832

		14,248,303

Internet Software & Services: 9.92%
Aerohive Networks Incorporated «†	390,325	3,887,637
Borderfree Incorporated †	209,663	3,128,172
CoStar Group Incorporated †	17,520	2,777,796
DealerTrack Holdings Incorporated †	259,000	10,284,890
Demandware Incorporated †	368,300	22,425,787
Envestnet Incorporated †	689,492	27,952,006
OpenTable Incorporated †	116,300	7,879,325
SciQuest Incorporated †	124,018	2,099,625
SPS Commerce Incorporated †	497,432	28,298,904

		108,734,142

IT Services: 2.31%
InterXion Holding NV †	150,300	3,951,387
Maximus Incorporated	336,100	15,016,948
Wex Incorporated †	65,821	6,337,904

		25,306,239

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.19%
Ambarella Incorporated «†		119,500	$3,099,830
Cavium Incorporated †		115,800	5,671,884
Hittite Microwave Corporation		107,500	6,321,000
Veeco Instruments Incorporated †		267,100	8,899,772

			23,992,486

Software: 11.28%
Aspen Technology Incorporated †		244,900	10,528,251
Callidus Software Incorporated †		780,467	8,202,708
Fleetmatics Group plc †		611,020	17,414,070
Guidewire Software Incorporated †		252,401	9,533,186
Imperva Incorporated †		72,200	1,507,536
Proofpoint Incorporated †		822,500	26,254,200
PROS Holdings Incorporated †		439,422	10,106,706
Synchronoss Technologies Incorporated †		438,801	13,931,932
Tyler Technologies Incorporated †		175,025	13,674,703
Ultimate Software Group Incorporated †		98,170	12,480,352

			123,633,644

Total Common Stocks (Cost $831,018,730)			1,067,902,304

	Yield
Short-Term Investments: 9.40%

Investment Companies: 9.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	27,372,472	27,372,472
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.10	75,664,545	75,664,545

Total Short-Term Investments (Cost $103,037,017)			103,037,017

Total investments in securities
(Cost $934,055,747) *	106.82%	1,170,939,321
Other assets and liabilities, net	(6.82)	(74,740,668)

Total net assets	100.00%	$1,096,198,653

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $936,787,642 and unrealized gains (losses) consists of:

Gross unrealized gains	$265,697,014
Gross unrealized losses	(31,545,335)

Net unrealized gains	$234,151,679

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	51

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 99.06%

Consumer Discretionary: 11.82%

Auto Components: 0.42%
Other securities		$11,954,230	0.42%

Automobiles: 0.73%
Other securities		20,574,391	0.73

Distributors: 0.08%
Other securities		2,174,048	0.08

Diversified Consumer Services: 0.06%
Other securities		1,821,112	0.06

Hotels, Restaurants & Leisure: 1.67%
McDonald’s Corporation	162,161	16,447,990	0.58
Other securities		31,064,163	1.09

		47,512,153	1.67

Household Durables: 0.39%
Other securities		11,023,357	0.39

Internet & Catalog Retail: 1.31%
Amazon.com Incorporated †	60,941	19,047,110	0.67
Other securities		18,009,991	0.64

		37,057,101	1.31

Leisure Products: 0.11%
Other securities		3,190,270	0.11

Media: 3.58%
Comcast Corporation Class A	427,002	22,289,504	0.78
The Walt Disney Company	266,929	22,424,705	0.79
Other securities		56,805,383	2.01

		101,519,592	3.58

Multiline Retail: 0.64%
Other securities		18,204,044	0.64

Specialty Retail: 2.02%
Home Depot Incorporated	230,694	18,508,580	0.65
Other securities		38,725,488	1.37

		57,234,068	2.02

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2014

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.81%
Other securities		$23,043,927	0.81%

Consumer Staples: 9.65%

Beverages: 2.08%
PepsiCo Incorporated	249,409	22,030,297	0.78
The Coca-Cola Company	620,721	25,393,696	0.89
Other securities		11,648,906	0.41

		59,072,899	2.08

Food & Staples Retailing: 2.31%
CVS Caremark Corporation	193,704	15,170,897	0.54
Wal-Mart Stores Incorporated	265,040	20,347,121	0.72
Other securities		29,917,045	1.05

		65,435,063	2.31

Food Products: 1.66%
Other securities		47,214,110	1.66

Household Products: 1.92%
Procter & Gamble Company	444,180	35,885,302	1.26
Other securities		18,672,272	0.66

		54,557,574	1.92

Personal Products: 0.15%
Other securities		4,223,955	0.15

Tobacco: 1.53%
Altria Group Incorporated	326,467	13,567,969	0.48
Philip Morris International	259,685	22,992,510	0.81
Other securities		6,731,122	0.24

		43,291,601	1.53

Energy: 10.39%

Energy Equipment & Services: 1.99%
Schlumberger Limited	214,165	22,281,727	0.78
Other securities		34,148,355	1.21

		56,430,082	1.99

Oil, Gas & Consumable Fuels: 8.40%
Chevron Corporation	312,751	38,402,695	1.35
ConocoPhillips Company	200,859	16,056,668	0.57
Exxon Mobil Corporation	707,900	71,165,187	2.51
Occidental Petroleum Corporation	130,195	12,979,140	0.46
Other securities		99,727,480	3.51

		238,331,170	8.40

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	53

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 15.80%

Banks: 5.83%
Bank of America Corporation	1,731,259	$26,211,261	0.92%
Citigroup Incorporated	497,429	23,662,698	0.84
JPMorgan Chase & Company	620,353	34,473,016	1.22
Wells Fargo & Company (l)	784,410	39,832,340	1.40
Other securities		41,243,800	1.45

		165,423,115	5.83

Capital Markets: 2.03%
Other securities		57,542,765	2.03

Consumer Finance: 0.94%
American Express Company	149,699	13,697,459	0.48
Other securities		13,073,904	0.46

		26,771,363	0.94

Diversified Financial Services: 1.89%
Berkshire Hathaway Incorporated Class B †	294,904	37,847,979	1.33
Other securities		15,727,847	0.56

		53,575,826	1.89

Insurance: 2.81%
American International Group Incorporated	239,842	12,968,257	0.46
Other securities		66,797,365	2.35

		79,765,622	2.81

Real Estate Management & Development: 0.05%
Other securities		1,363,121	0.05

REITs: 2.20%
Other securities		62,432,926	2.20

Thrifts & Mortgage Finance: 0.05%
Other securities		1,491,502	0.05

Health Care: 13.14%

Biotechnology: 2.45%
Amgen Incorporated	123,684	14,346,107	0.50
Gilead Sciences Incorporated †	251,995	20,464,514	0.72
Other securities		34,687,720	1.23

		69,498,341	2.45

Health Care Equipment & Supplies: 2.05%
Other securities		58,216,939	2.05

Health Care Providers & Services: 2.07%
UnitedHealth Group Incorporated	162,048	12,903,882	0.45
Other securities		45,905,235	1.62

		58,809,117	2.07

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2014

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.09%
Other securities		$2,619,101	0.09%

Life Sciences Tools & Services: 0.45%
Other securities		12,842,647	0.45

Pharmaceuticals: 6.03%
Abbvie Incorporated	260,229	14,138,242	0.50
Bristol-Myers Squibb Company	269,326	13,396,275	0.47
Johnson & Johnson	463,427	47,019,303	1.66
Merck & Company Incorporated	481,729	27,872,840	0.98
Pfizer Incorporated	1,045,643	30,982,402	1.09
Other securities		37,510,068	1.33

		170,919,130	6.03

Industrials: 10.60%

Aerospace & Defense: 2.73%
Boeing Company	112,041	15,153,545	0.54
United Technologies Corporation	137,938	16,031,154	0.57
Other securities		46,126,643	1.62

		77,311,342	2.73

Air Freight & Logistics: 0.76%
Other securities		21,620,075	0.76

Airlines: 0.30%
Other securities		8,594,961	0.30

Building Products: 0.07%
Other securities		2,013,755	0.07

Commercial Services & Supplies: 0.47%
Other securities		13,396,509	0.47

Construction & Engineering: 0.15%
Other securities		4,373,218	0.15

Electrical Equipment: 0.65%
Other securities		18,306,241	0.65

Industrial Conglomerates: 2.42%
3M Company	103,133	14,701,609	0.52
General Electric Company	1,643,615	44,032,446	1.55
Other securities		10,028,421	0.35

		68,762,476	2.42

Machinery: 1.72%
Other securities		48,803,375	1.72

Professional Services: 0.19%
Other securities		5,324,363	0.19

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	55

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.97%
Union Pacific Corporation	74,547	$14,854,981	0.52%
Other securities		12,665,763	0.45

		27,520,744	0.97

Trading Companies & Distributors: 0.17%
Other securities		4,772,199	0.17

Information Technology: 18.68%

Communications Equipment: 1.77%
Cisco Systems Incorporated	843,877	20,776,252	0.73
QUALCOMM Incorporated	277,031	22,287,144	0.78
Other securities		7,090,222	0.26

		50,153,618	1.77

Electronic Equipment, Instruments & Components: 0.44%
Other securities		12,428,598	0.44

Internet Software & Services: 3.09%
Facebook Incorporated Class A †	279,856	17,714,885	0.62
Google Incorporated Class A †	46,243	26,434,811	0.93
Google Incorporated Class C †	46,243	25,941,398	0.91
Other securities		17,632,021	0.63

		87,723,115	3.09

IT Services: 3.40%
International Business Machines Corporation	160,356	29,563,232	1.04
Visa Incorporated Class A	83,039	17,839,268	0.63
Other securities		49,023,952	1.73

		96,426,452	3.40

Semiconductors & Semiconductor Equipment: 2.15%
Intel Corporation	814,507	22,252,331	0.78
Other securities		38,763,869	1.37

		61,016,200	2.15

Software: 3.49%
Microsoft Corporation	1,237,431	50,660,425	1.79
Oracle Corporation	567,305	23,838,156	0.84
Other securities		24,387,479	0.86

		98,886,060	3.49

Technology Hardware, Storage & Peripherals: 4.34%
Apple Incorporated	146,125	92,497,125	3.26
Other securities		30,711,920	1.08

		123,209,045	4.34

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2014

INDEX PORTFOLIO

Security name		Shares	Value	Percent of net assets

Materials: 3.50%

Chemicals: 2.62%
Other securities			$74,362,205	2.62%

Construction Materials: 0.05%
Other securities			1,304,087	0.05

Containers & Packaging: 0.21%
Other securities			5,979,378	0.21

Metals & Mining: 0.50%
Other securities			14,183,413	0.50

Paper & Forest Products: 0.12%
Other securities			3,423,835	0.12

Telecommunication Services: 2.45%

Diversified Telecommunication Services: 2.45%
AT&T Incorporated		852,980	30,255,201	1.07
Verizon Communications Incorporated		678,397	33,892,714	1.19
Other securities			5,449,066	0.19

			69,596,981	2.45

Utilities: 3.03%

Electric Utilities: 1.73%
Other securities			49,063,713	1.73

Gas Utilities: 0.04%
Other securities			1,039,736	0.04

Independent Power & Renewable Electricity Producers: 0.12%
Other securities			3,420,464	0.12

Multi-Utilities: 1.14%
Other securities			32,530,350	1.14

Total Common Stocks (Cost $1,535,340,901)			2,810,682,770	99.06

	Yield
Short-Term Investments: 1.18%

Investment Companies: 1.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	16,929,736	16,929,736	0.60
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.10	12,820,600	12,820,600	0.45

			29,750,336	1.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	57

INDEX PORTFOLIO

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 0.13%
U.S. Treasury Bill (z)#	0.03%	7-10-2014	$3,750,000	$3,749,880	0.13%

Total Short-Term Investments (Cost $33,500,217)				33,500,216	1.18

Total investments in securities (Cost $1,568,841,118) *				2,844,182,986	100.24
Other assets and liabilities, net				(6,831,818)	(0.24)

Total net assets				$2,837,351,168	100.00%

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,650,261,190 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,297,651,922
Gross unrealized losses	(103,730,126)

Net unrealized gains	$1,193,921,796

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.78%

Belgium: 4.41%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	36,121	$3,964,179
Telenet Group Holding NV (Consumer Discretionary, Media)	21,427	1,283,701
UCB SA (Health Care, Pharmaceuticals)	20,540	1,637,387

		6,885,267

China: 5.82%
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	38,211	6,343,026
China Resources Land Limited (Financials, Real Estate Management & Development)	248,000	502,209
Tencent Holdings Limited (Information Technology, Internet Software & Services)	158,500	2,234,511

		9,079,746

Denmark: 1.05%
ISS AS (Consumer Discretionary, Commercial Services & Supplies) †	19,477	671,615
Rockwool International AS B Shares (Industrials, Building Products)	4,854	966,323

		1,637,938

France: 7.13%
L’Oreal SA (Consumer Staples, Personal Products)	6,774	1,181,949
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,836	1,360,034
Pernod-Ricard SA (Consumer Staples, Beverages)	13,655	1,674,312
Publicis Groupe (Consumer Discretionary, Media)	4,582	395,244
Schneider Electric SA (Industrials, Electrical Equipment)	37,092	3,492,820
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	84,953	3,020,160

		11,124,519

Germany: 13.40%
Bayer AG (Health Care, Pharmaceuticals)	43,402	6,277,240
Beiersdorf AG (Consumer Staples, Personal Products)	23,472	2,370,253
Deutsche Post AG (Industrials, Air Freight & Logistics)	118,295	4,387,717
Linde AG (Materials, Chemicals)	28,485	5,950,594
MTU Aero Engines AG (Industrials, Aerospace & Defense)	20,806	1,939,373

		20,925,177

Hong Kong: 7.08%
AIA Group Limited (Financials, Insurance)	969,000	4,855,655
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	297,500	2,542,177
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	115,966	814,081
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	389,600	2,839,229

		11,051,142

India: 0.35%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	86,420	542,447

Indonesia: 0.65%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,168,800	1,021,136

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	59

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Ireland: 2.99%
Covidien plc (Health Care, Health Care Equipment & Supplies)	44,280	$3,237,311
CRH plc (Materials, Construction Materials)	52,238	1,433,378

		4,670,689

Japan: 13.50%
Denso Corporation (Consumer Discretionary, Auto Components)	4,700	215,286
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	79,200	2,772,000
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	575,000	2,411,837
JS Group Corporation (Industrials, Building Products)	61,700	1,597,048
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	31,100	1,849,197
NGK Insulators Limited (Industrials, Machinery)	173,000	3,585,756
Olympus Corporation (Health Care, Health Care Equipment & Supplies) †	106,900	3,439,072
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	17,600	1,348,527
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	68,300	3,865,190

		21,083,913

Mexico: 2.35%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	108,410	3,664,258

Netherlands: 6.01%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	38,939	3,341,898
Nielsen Holdings NV (Industrials, Professional Services)	11,502	555,087
Unilever NV (Consumer Staples, Food Products)	87,750	3,799,017
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	35,793	1,687,445

		9,383,447

South Korea: 1.16%
NAVER Corporation (Information Technology, Internet Software & Services)	719	534,211
Orion Corporation (Consumer Staples, Food Products)	531	436,688
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	597	844,414

		1,815,313

Spain: 1.03%
Grifols SA (Health Care, Biotechnology)	18,714	1,014,022
Grifols SA ADR (Health Care, Biotechnology)	14,259	593,460

		1,607,482

Sweden: 1.32%
Electrolux AB Class B (Consumer Discretionary, Household Durables)	28,261	709,903
Volvo AB Class B (Industrials, Machinery)	92,474	1,344,549

		2,054,452

Switzerland: 10.05%
Actelion Limited (Health Care, Biotechnology)	11,450	1,137,968
Holcim Limited (Materials, Construction Materials)	2,092	183,503
Nestle SA (Consumer Staples, Food Products)	63,573	4,987,162
Roche Holdings AG (Health Care, Pharmaceuticals)	15,675	4,612,353
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,682	2,173,017

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

INTERNATIONAL GROWTH PORTFOLIO

Security name		Shares	Value

Switzerland (continued)
Swiss Reinsurance AG (Financials, Insurance)		6,555	$583,033
UBS AG (Financials, Capital Markets)		100,400	2,015,848

			15,692,884

United Kingdom: 17.58%
Croda International plc (Materials, Chemicals)		36,720	1,620,612
HSBC Holdings plc (Financials, Banks)		115,688	1,220,120
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		52,623	2,374,522
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		47,599	1,878,946
Johnson Matthey plc (Materials, Chemicals)		43,514	2,342,772
Liberty Global plc Class A (Consumer Discretionary, Media) †		34,695	1,561,969
Liberty Global plc Class C (Consumer Discretionary, Media) †		53,055	2,270,754
Prudential plc (Financials, Insurance)		66,498	1,544,332
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)		266,546	4,646,554
Rolls-Royce Holdings plc Class C (Industrials, Aerospace & Defense) †(a)		36,328,874	60,894
Royal Mail plc (Industrials, Air Freight & Logistics) †		123,314	1,058,298
SABMiller plc (Consumer Staples, Beverages)		72,417	4,019,067
Saga plc (Financials, Diversified Financial Services) †		180,074	558,404
WPP plc (Consumer Discretionary, Media)		106,032	2,287,389

			27,444,633

United States: 0.90%
Schlumberger Limited (Energy, Energy Equipment & Services)		13,491	1,403,604

Total Common Stocks (Cost $117,232,097)			151,088,047

Participation Notes: 0.68%

United Kingdom: 0.68%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		108,300	1,057,499

Total Participation Notes (Cost $897,293)			1,057,499

	Dividend yield
Preferred Stocks: 1.44%

Germany: 1.44%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.05%	19,477	2,249,588

Total Preferred Stocks (Cost $1,462,357)			2,249,588

	Yield

Short-Term Investments: 6.08%

Investment Companies: 6.08%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07	1,926,644	1,926,644
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.10	7,563,796	7,563,796

Total Short-Term Investments (Cost $9,490,440)			9,490,440

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	61

INTERNATIONAL GROWTH PORTFOLIO

		Value
Total investments in securities
(Cost $129,082,187) *	104.98%	$163,885,574
Other assets and liabilities, net	(4.98)	(7,777,374)

Total net assets	100.00%	$156,108,200

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $129,472,238 and unrealized gains (losses) consists of:

Gross unrealized gains	$35,631,083
Gross unrealized losses	(1,217,747)

Net unrealized gains	$34,413,336

The	following table shows the percent of total long-term investments by sector as of May 31, 2014:

Industrials	21.17%
Consumer Discretionary	18.10
Consumer Staples	17.52
Health Care	15.09
Information Technology	8.61
Financials	8.49
Materials	7.47
Telecommunication Services	2.29
Energy	1.26

100.00%

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.88%

Australia: 6.49%
Arrium Limited (Materials, Metals & Mining)	1,531,700	$1,290,056
Bendigo Bank Limited (Financials, Banks)	272,500	2,974,752
Boart Longyear Group Limited (Industrials, Construction & Engineering) †	199,991	35,363
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	781,665
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	3,141,260
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	2,573,933
Fortescue Metals Group Limited (Materials, Metals & Mining)	394,700	1,619,914
GrainCorp Limited (Consumer Staples, Food Products)	183,100	1,501,241
Leighton Holdings Limited (Industrials, Construction & Engineering) «	48,375	910,758
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	4,374,245
Metcash Limited (Consumer Staples, Food & Staples Retailing)	785,500	2,083,422
Mincor Resources NL (Materials, Metals & Mining)	570,994	504,826
Mineral Resources Limited (Materials, Metals & Mining)	144,300	1,371,129
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	577,400	1,155,318
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	1,410,242
Rio Tinto Limited (Materials, Metals & Mining)	66,800	3,686,527
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	223,095
Seven Network Limited (Industrials, Trading Companies & Distributors)	165,800	1,232,871
Toll Holdings Limited (Industrials, Air Freight & Logistics)	283,600	1,430,513
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	932,854

		33,233,984

Austria: 1.70%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,702,614
Raiffeisen Bank International AG (Financials, Banks) «	81,200	2,719,599
RHI AG (Materials, Construction Materials) (i)	64,721	2,105,476
Voestalpine AG (Materials, Metals & Mining)	47,700	2,207,180

		8,734,869

Belgium: 0.55%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing) «	39,400	2,801,415

Brazil: 1.11%
Banco do Brasil SA (Financials, Banks)	196,000	1,992,108
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	253,200	2,461,588
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	1,249,379

		5,703,075

Canada: 2.42%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	65,800	6,732,318
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	48,400	2,989,346
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,693,719

		12,415,383

China: 2.36%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	1,061,996
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,346,130

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	63

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China (continued)
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	$5,546,146
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	1,478,611
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	1,730,000	2,655,376

		12,088,259

Czech Republic: 0.33%
CEZ AS (Utilities, Electric Utilities)	57,500	1,683,038

Finland: 1.00%
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	63,800	2,824,752
TietoEnator Oyj (Information Technology, IT Services) «	82,700	2,296,361

		5,121,113

France: 8.91%
Alstom SA (Industrials, Machinery)	83,800	3,312,727
AXA SA (Financials, Insurance)	132,200	3,263,575
BNP Paribas SA (Financials, Banks)	49,100	3,438,228
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,957,490
Credit Agricole SA (Financials, Banks) «	219,328	3,421,791
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,812,635
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	61,400	6,565,225
SCOR SE (Financials, Insurance)	109,700	3,829,657
Societe Generale SA (Financials, Banks)	39,000	2,246,928
Thales SA (Industrials, Aerospace & Defense) «	59,100	3,537,485
Total SA (Energy, Oil, Gas & Consumable Fuels) «	93,700	6,575,394
Vivendi SA (Telecommunication Services, Diversified Telecommunication Services)	102,146	2,678,984

		45,640,119

Germany: 8.09%
Allianz AG (Financials, Insurance)	35,700	6,053,858
BASF SE (Materials, Chemicals)	46,500	5,354,255
Daimler AG (Consumer Discretionary, Automobiles)	69,300	6,584,301
Deutsche Bank AG (Financials, Capital Markets) «	41,200	1,668,847
E.ON SE (Utilities, Multi-Utilities)	87,200	1,698,010
Gildemeister AG (Industrials, Machinery)	58,200	1,852,877
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,756,889
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	2,078,635
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	4,366,469
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,410,811
RWE AG (Utilities, Multi-Utilities)	40,900	1,641,921
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,953,489

		41,420,362

Hong Kong: 1.25%
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	496,500	431,631
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	813,038
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	1,756,235
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,532,533
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	1,892,957

		6,426,394

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

India: 1.29%
Gail Limited (Utilities, Gas Utilities) (i)	41,200	$1,551,180
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	3,120,712
Tata Steel Limited GDR (Industrials, Machinery) (i)	245,900	1,942,610

		6,614,502

Indonesia: 0.15%
PT Japfa Comfeed Indonesia Tbk (Consumer Staples, Food Products)	6,962,500	784,213

Ireland: 0.62%
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	13,375
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,141,434

		3,154,809

Israel: 1.12%
Bank Hapoalim Limited (Financials, Banks)	542,900	3,164,527
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,576,082

		5,740,609

Italy: 1.52%
Enel SpA (Utilities, Electric Utilities)	688,400	3,896,205
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	3,905,666

		7,801,871

Japan: 18.66%
Adeka Corporation (Materials, Chemicals)	203,200	2,347,379
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,684,165
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	1,971,833
Aozora Bank Limited (Financials, Banks)	588,000	1,802,122
Chiba Bank Limited (Financials, Banks)	329,000	2,136,238
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	974,148
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,640,950
Fukuoka Financial Group Incorporated (Financials, Banks)	378,000	1,637,505
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,371,730
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,124,165
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	101,000	2,014,047
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	67,800	4,031,369
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,909,980
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,381,375
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,517,721
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,179,799
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	700,584
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,698,608
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,942,855
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,365,336
Monex Beans Holdings Incorporated (Financials, Capital Markets)	610,000	2,049,312
Namura Shipbuilding Company Limited (Industrials, Machinery) «	108,800	881,729
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,304,175
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	117,000	6,944,145
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,366,764

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	65

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	$2,988,212
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	133,900	3,778,926
Rengo Company Limited (Materials, Containers & Packaging)	208,000	984,833
Resona Holdings Incorporated (Financials, Banks)	793,700	4,147,823
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	320,817
Saizeriya Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	99,800	1,228,383
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,392,819
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,078,939
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,729,077
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	109,000	1,647,849
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	4,048,546
The Keiyo Bank Limited (Financials, Banks)	62,000	285,029
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	1,551,572
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	325,000	2,841,356
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	27,000	1,448,134
West Japan Railway Company (Industrials, Road & Rail)	58,900	2,503,539
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	2,625,737

		95,579,625

Liechtenstein: 0.15%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	756,047

Malaysia: 0.24%
Tenaga Nasional Berhad (Utilities, Electric Utilities)	335,200	1,258,174

Netherlands: 2.15%
Aegon NV (Financials, Insurance) «	334,000	2,897,479
ING Groep NV (Financials, Diversified Financial Services) †	237,100	3,320,909
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	4,790,365

		11,008,753

Norway: 1.60%
Atea ASA (Information Technology, IT Services)	84,900	1,058,072
DnB Nor ASA (Financials, Banks)	148,800	2,795,336
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,890,871
Yara International ASA (Materials, Chemicals)	53,600	2,447,816

		8,192,095

Poland: 0.54%
Asseco Poland SA (Information Technology, Software)	101,800	1,372,343
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,394,337

		2,766,680

Russia: 1.26%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,900	3,048,180
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,416,224

		6,464,404

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Singapore: 0.40%
United Overseas Bank Limited (Financials, Banks)	113,000	$2,033,333

South Africa: 0.57%
Barclays Africa Group Limited (Financials, Banks)	200,300	2,916,434

South Korea: 2.33%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,949,618
Industrial Bank of Korea (Financials, Banks)	192,500	2,641,639
KJB Financial Group Company Limited (Financials, Banks) †	13,510	150,965
KNB Financial Group Company Limited (Financials, Banks) †	20,645	281,284
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,797,932
Woori Finance Holdings Company Limited (Financials, Banks)	178,044	2,094,225

		11,915,663

Spain: 1.71%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	4,406,955
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,487,383
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	879,292

		8,773,630

Sweden: 1.99%
Boliden AB (Materials, Metals & Mining)	169,300	2,352,794
Nordea Bank AB (Financials, Banks)	177,300	2,614,990
Saab AB (Industrials, Aerospace & Defense)	113,500	3,247,945
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,967,150

		10,182,879

Switzerland: 5.58%
Baloise Holding AG (Financials, Insurance)	28,800	3,457,286
Credit Suisse Group AG (Financials, Capital Markets)	184,595	5,487,347
Georg Fischer AG (Industrials, Machinery) †	3,000	2,261,307
Novartis AG (Health Care, Pharmaceuticals)	48,000	4,304,188
Roche Holdings AG (Health Care, Pharmaceuticals)	12,300	3,619,263
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,313,819
Zurich Financial Services AG (Financials, Insurance)	17,100	5,130,955

		28,574,165

Taiwan: 0.30%
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	794,000	1,533,161

Thailand: 0.69%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,000,213
Thanachart Capital PCL (Financials, Banks)	229,900	238,093
Thanachart Capital PCL-Foreign Shares (Financials, Banks)	1,251,600	1,296,205

		3,534,511

United Kingdom: 18.80%
Alent plc (Materials, Chemicals)	145,400	789,650
AMEC plc (Energy, Energy Equipment & Services)	120,300	2,435,892

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	67

INTERNATIONAL VALUE PORTFOLIO

Security name		Shares	Value

United Kingdom (continued)
Amlin plc (Financials, Insurance)		279,000	$2,197,999
Anglo American plc (Materials, Metals & Mining)		107,000	2,614,074
AstraZeneca plc (Health Care, Pharmaceuticals)		150,200	10,784,355
Aviva plc (Financials, Insurance)		314,900	2,765,855
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	4,851,635
Barclays plc (Financials, Banks)		715,000	2,960,251
BP plc (Energy, Oil, Gas & Consumable Fuels)		844,300	7,118,529
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		727,900	4,843,817
Carillion plc (Industrials, Construction & Engineering)		261,500	1,552,551
Centrica plc (Utilities, Multi-Utilities)		524,600	2,951,044
Chemring Group plc (Industrials, Aerospace & Defense)		247,200	930,230
Debenhams plc (Consumer Discretionary, Multiline Retail)		1,238,200	1,580,470
Firstgroup plc (Industrials, Road & Rail) †		254,700	598,126
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		57,700	1,548,434
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		290,000	915,808
Inchcape plc (Consumer Discretionary, Distributors)		255,800	2,666,959
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		706,400	4,098,055
Kesa Electricals plc (Consumer Discretionary, Specialty Retail) (i)		679,100	981,789
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		558,800	1,414,356
Old Mutual plc – London Exchanges (Financials, Insurance)		982,800	3,327,683
Pace plc (Consumer Discretionary, Household Durables)		308,800	1,942,073
Premier Foods plc (Consumer Staples, Food Products) †		73,926	73,110
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	562,277
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		279,300	11,399,752
RSA Insurance Group plc (Financials, Insurance)		88,780	714,004
Standard Chartered plc (Financials, Banks)		253,000	5,693,251
Tesco plc (Consumer Staples, Food & Staples Retailing)		655,700	3,336,268
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,357,706
Vesuvius plc (Industrials, Machinery)		145,400	1,116,722
WH Smith plc (Consumer Discretionary, Specialty Retail)		223,600	3,879,159
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		679,700	2,297,993

			96,299,877

Total Common Stocks (Cost $444,930,971)			491,153,446

	Dividend yield
Preferred Stocks: 1.05%

Brazil: 1.05%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	7.29%	349,800	1,658,205
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	8.40	109,057	758,429
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	7.32	257,700	2,949,350

Total Preferred Stocks (Cost $7,494,252)			5,365,984

	Yield
Short-Term Investments: 7.75%

Investment Companies: 7.75%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07	4,703,819	4,703,819
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.10	35,005,084	35,005,084

Total Short-Term Investments (Cost $39,708,903)			39,708,903

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

INTERNATIONAL VALUE PORTFOLIO

		Value
Total investments in securities
(Cost $492,134,126)	104.68%	$536,228,333
Other assets and liabilities, net	(4.68)	(23,992,997)

Total net assets	100.00%	$512,235,336

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investment. The interest rate shown is the rate in effect at period end.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $493,010,039 and unrealized gains (losses) consists of:

Gross unrealized gains	$89,271,250
Gross unrealized losses	(46,052,956)

Net unrealized gains	$43,218,294

The	following table shows the percent of total long-term investments by sector as of May 31, 2014:

Financials	29.12%
Consumer Discretionary	12.63
Industrials	12.13
Energy	11.12
Materials	8.36
Health Care	7.99
Consumer Staples	6.92
Telecommunication Services	5.74
Utilities	3.86
Information Technology	2.13

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	69

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.52%

Consumer Discretionary: 6.77%

Automobiles: 0.72%
General Motors Company	20,076	$694,228

Hotels, Restaurants & Leisure: 1.24%
Norwegian Cruise Line Holdings Limited †	35,239	1,189,316

Household Durables: 1.90%
Jarden Corporation †	16,195	916,313
Newell Rubbermaid Incorporated	31,160	912,365

		1,828,678

Media: 0.97%
The Walt Disney Company	11,068	929,823

Multiline Retail: 1.18%
Dillard’s Incorporated Class A	10,078	1,136,295

Textiles, Apparel & Luxury Goods: 0.76%
PVH Corporation	5,542	729,493

Consumer Staples: 4.72%

Food & Staples Retailing: 2.54%
CVS Caremark Corporation	31,137	2,438,650

Food Products: 0.93%
Darling Ingredients Incorporated †	44,640	892,354

Household Products: 1.25%
Procter & Gamble Company	14,902	1,203,933

Energy: 13.87%

Energy Equipment & Services: 1.50%
Baker Hughes Incorporated	20,454	1,442,416

Oil, Gas & Consumable Fuels: 12.37%
Chesapeake Energy Corporation	35,752	1,026,797
ConocoPhillips Company	16,004	1,279,360
Encana Corporation	58,502	1,363,682
Exxon Mobil Corporation	18,027	1,812,254
Marathon Oil Corporation	48,716	1,785,929
Noble Energy Incorporated	13,977	1,007,322
SandRidge Energy Incorporated «†	130,413	869,855
Valero Energy Corporation	22,640	1,268,972
Whiting Petroleum Corporation †	20,377	1,464,087

		11,878,258

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 27.62%

Banks: 12.01%
Bank of America Corporation	100,912	$1,527,808
Citigroup Incorporated	44,510	2,117,341
First Republic Bank	32,050	1,630,063
JPMorgan Chase & Company	40,747	2,264,311
KeyCorp	133,225	1,823,850
SVB Financial Group †	7,534	794,460
Synovus Financial Corporation	60,012	1,383,870

		11,541,703

Capital Markets: 2.19%
Ameriprise Financial Incorporated	8,481	955,045
Goldman Sachs Group Incorporated	7,177	1,146,956

		2,102,001

Insurance: 8.05%
ACE Limited	8,631	895,121
American International Group Incorporated	38,819	2,098,943
Endurance Specialty Holdings Limited	20,886	1,080,224
MetLife Incorporated	32,647	1,662,712
The Hartford Financial Services Group Incorporated	57,518	1,992,999

		7,729,999

REITs: 5.37%
American Campus Communities Incorporated	39,671	1,540,822
American Tower Corporation	15,201	1,362,466
Vornado Realty Trust	14,107	1,510,578
Weyerhaeuser Company	23,587	741,104

		5,154,970

Health Care: 12.58%

Biotechnology: 0.72%
Gilead Sciences Incorporated †	8,504	690,610

Health Care Equipment & Supplies: 3.65%
Baxter International Incorporated	13,542	1,007,660
Medtronic Incorporated	16,195	988,381
Stryker Corporation	17,838	1,507,133

		3,503,174

Health Care Providers & Services: 1.66%
Cigna Corporation	17,785	1,596,737

Pharmaceuticals: 6.55%
Johnson & Johnson	10,988	1,114,842
Merck & Company Incorporated	35,112	2,031,580
Novartis AG ADR	18,055	1,626,033
Pfizer Incorporated	51,308	1,520,256

		6,292,711

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	71

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Industrials: 11.73%

Airlines: 1.26%
United Continental Holdings Incorporated †	27,271	$1,210,014

Electrical Equipment: 2.89%
Eaton Corporation plc	23,453	1,728,249
Regal-Beloit Corporation	13,703	1,045,950

		2,774,199

Industrial Conglomerates: 1.63%
General Electric Company	58,477	1,566,599

Machinery: 2.63%
Dover Corporation	12,239	1,066,996
Stanley Black & Decker Incorporated	16,648	1,455,035

		2,522,031

Road & Rail: 1.89%
Hertz Global Holdings Incorporated †	61,661	1,820,233

Trading Companies & Distributors: 1.43%
WESCO International Incorporated †	16,095	1,374,835

Information Technology: 8.12%

Electronic Equipment, Instruments & Components: 1.06%
Knowles Corporation †	36,241	1,022,359

Internet Software & Services: 1.50%
AOL Incorporated †	20,913	758,724
eBay Incorporated †	13,380	678,767

		1,437,491

Semiconductors & Semiconductor Equipment: 1.68%
Skyworks Solutions Incorporated	37,145	1,608,750

Technology Hardware, Storage & Peripherals: 3.88%
Apple Incorporated	1,728	1,093,824
EMC Corporation	52,180	1,385,901
NCR Corporation †	38,250	1,249,245

		3,728,970

Materials: 3.22%

Chemicals: 2.16%
Huntsman Corporation	38,494	1,027,405
Westlake Chemical Corporation	12,980	1,049,433

		2,076,838

Containers & Packaging: 1.06%
Crown Holdings Incorporated †	20,790	1,015,592

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Telecommunication Services: 2.78%

Diversified Telecommunication Services: 2.78%
CenturyLink Incorporated		34,920	$1,315,436
Verizon Communications Incorporated		27,028	1,350,319

			2,665,755

Utilities: 4.11%

Electric Utilities: 1.26%
Portland General Electric Company		36,619	1,210,990

Independent Power & Renewable Electricity Producers: 1.78%
AES Corporation		121,090	1,707,369

Water Utilities: 1.07%
Aqua America Incorporated		40,383	1,024,921

Total Common Stocks (Cost $72,838,893)			91,742,295

	Yield

Short-Term Investments: 2.18%

Investment Companies: 2.18%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.07%	1,199,198	1,199,198
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)	0.10	896,000	896,000

Total Short-Term Investments (Cost $2,095,198)			2,095,198

Total investments in securities
(Cost $74,934,091) *	97.70%	93,837,493
Other assets and liabilities, net	2.30	2,212,902

Total net assets	100.00%	$96,050,395

†	Non-income-earning security

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $75,685,837 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,248,134
Gross unrealized losses	(1,096,478)

Net unrealized gains	$18,151,656

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	73

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.80%

Consumer Discretionary: 15.08%

Auto Components: 1.85%
Modine Manufacturing Company †	191,638	$2,926,311
Tower International Incorporated †	118,906	3,643,280

		6,569,591

Diversified Consumer Services: 1.72%
2U Incorporated †	164,789	2,379,552
Nord Anglia Education Incorporated †	208,360	3,750,480

		6,130,032

Hotels, Restaurants & Leisure: 1.70%
Brinker International Incorporated	60,025	2,980,240
Del Frisco’s Restaurant Group Incorporated †	113,936	3,077,411

		6,057,651

Media: 1.59%
IMAX Corporation «†	114,296	2,997,984
Lions Gate Entertainment Corporation	102,119	2,668,367

		5,666,351

Specialty Retail: 4.37%
Chico’s FAS Incorporated	121,807	1,846,594
Christopher & Banks Corporation †	343,140	2,340,215
Dick’s Sporting Goods Incorporated	63,759	2,834,088
Lumber Liquidators Holdings Incorporated «†	31,400	2,439,152
Monro Muffler Brake Incorporated	62,653	3,383,889
Pier 1 Imports Incorporated	154,444	2,719,759

		15,563,697

Textiles, Apparel & Luxury Goods: 3.85%
Hanesbrands Incorporated	67,372	5,715,167
Movado Group Incorporated	67,120	2,570,025
Skechers U.S.A. Incorporated Class A †	79,008	3,515,856
Tumi Holdings Incorporated †	101,799	1,883,282

		13,684,330

Consumer Staples: 1.59%

Food Products: 1.59%
Darling Ingredients Incorporated †	124,787	2,494,492
Whitewave Foods Company †	100,956	3,179,104

		5,673,596

Energy: 6.03%

Energy Equipment & Services: 0.89%
Hornbeck Offshore Services Incorporated †	69,910	3,162,728

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 5.14%
Delek US Holdings Incorporated	101,735	$3,160,906
Diamondback Energy Incorporated †	33,919	2,560,206
GasLog Limited	99,223	2,316,857
Gulfport Energy Corporation †	33,314	2,049,810
Oasis Petroleum Incorporated †	74,411	3,683,345
Ring Energy Incorporated †	74,180	1,436,125
Sanchez Energy Corporation «†	89,800	3,091,814

		18,299,063

Financials: 9.88%

Banks: 2.70%
PacWest Bancorp	53,469	2,161,217
ServisFirst Bancshares Incorporated	17,600	1,509,024
Signature Bank †	21,063	2,439,517
SVB Financial Group †	33,262	3,507,478

		9,617,236

Capital Markets: 4.09%
Evercore Partners Incorporated Class A	82,774	4,555,881
LPL Financial Holdings Incorporated	80,931	3,795,664
Stifel Financial Corporation †	70,728	3,196,906
Virtus Investment Partners Incorporated †	16,364	3,018,994

		14,567,445

Insurance: 1.13%
Argo Group International Holdings Limited	82,550	3,999,548

REITs: 1.07%
QTS Realty Trust Incorporated Class A	130,405	3,794,786

Thrifts & Mortgage Finance: 0.89%
Essent Group Limited «†	158,864	3,169,337

Health Care: 18.11%

Biotechnology: 4.15%
Alnylam Pharmaceuticals Incorporated †	43,922	2,604,135
Exact Sciences Corporation «†	208,422	2,809,529
InterMune Incorporated †	66,143	2,620,586
Intrexon Corporation «†	64,967	1,370,154
Portola Pharmaceuticals Incorporation †	67,665	1,499,456
Tesaro Incorporated †	87,201	2,323,035
Tetraphase Pharmaceuticals †	146,198	1,540,927

		14,767,822

Health Care Equipment & Supplies: 6.62%
Accuray Incorporated «†	296,178	2,612,290
Analogic Corporation	34,920	2,385,734
Atricure Incorporated †	141,670	2,340,388

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	75

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Cerus Corporation «†	420,069	$1,760,089
DexCom Incorporated †	92,056	3,107,811
Endologix Incorporated †	224,772	2,935,522
Insulet Corporation †	61,509	2,253,075
K2M Group Holdings Incorporated †	121,590	1,817,771
Spectranetics Corporation †	130,364	2,795,004
Veracyte Incorporated †	101,953	1,551,725

		23,559,409

Health Care Providers & Services: 3.26%
AMN Healthcare Services Incorporated †	260,139	2,913,557
Capital Senior Living Corporation †	80,370	1,907,984
Ensign Group Incorporated	48,285	2,264,567
LifePoint Hospitals Incorporated †	73,946	4,528,453

		11,614,561

Health Care Technology: 0.43%
Medidata Solutions Incorporated †	39,862	1,541,464

Life Sciences Tools & Services: 1.88%
Cambrex Corporation †	132,798	2,853,829
ICON plc ADR †	90,542	3,827,210

		6,681,039

Pharmaceuticals: 1.77%
AcelRx Pharmaceuticals Incorporated «†	182,009	1,674,483
Akorn Incorporated «†	94,591	2,645,710
Pacira Pharmaceuticals Incorporated †	25,598	1,986,661

		6,306,854

Industrials: 13.94%

Aerospace & Defense: 0.74%
Esterline Technologies Corporation †	23,691	2,640,362

Air Freight & Logistics: 1.19%
Hub Group Incorporated Class A †	90,069	4,235,945

Building Products: 1.68%
A.O. Smith Corporation	70,739	3,493,092
NCI Building Systems Incorporated †	148,480	2,487,040

		5,980,132

Commercial Services & Supplies: 1.79%
Copart Incorporated †	86,830	3,088,543
Kar Auction Services Incorporated	106,660	3,257,396

		6,345,939

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Machinery: 1.97%
Actuant Corporation Class A	73,380	$2,607,191
Wabash National Corporation †	322,418	4,413,902

		7,021,093

Professional Services: 1.79%
On Assignment Incorporated †	132,804	4,681,341
RPX Corporation †	104,215	1,693,494

		6,374,835

Road & Rail: 2.40%
Genesee & Wyoming Incorporated Class A †	27,387	2,666,124
Roadrunner Transportation Systems Incorporated †	120,087	3,136,672
Swift Transportation Company †	110,666	2,740,090

		8,542,886

Trading Companies & Distributors: 2.38%
Beacon Roofing Supply Incorporated †	95,039	3,278,846
MSC Industrial Direct Company	22,780	2,095,077
United Rentals Incorporated †	30,654	3,097,587

		8,471,510

Information Technology: 25.66%

Communications Equipment: 2.66%
Infinera Corporation †	198,952	1,810,463
JDS Uniphase Corporation †	186,104	2,041,561
Palo Alto Networks Incorporated †	43,843	3,284,279
Riverbed Technology Incorporated †	114,827	2,333,285

		9,469,588

Electronic Equipment, Instruments & Components: 1.63%
InvenSense Incorporated «†	144,483	2,788,522
OSI Systems Incorporated †	52,696	3,001,037

		5,789,559

Internet Software & Services: 3.45%
Aerohive Networks Incorporated «†	160,970	1,603,261
Bankrate Incorporated †	192,650	2,918,648
Everyday Health Incorporated «†	159,180	2,830,220
Pandora Media Incorporated †	122,150	2,996,340
Zillow Incorporated Class A «†	16,271	1,920,303

		12,268,772

IT Services: 3.26%
EVERTEC Incorporated	128,019	3,060,934
InterXion Holding NV «†	92,764	2,438,766
Maximus Incorporated	70,070	3,130,728
Vantiv Incorporated Class A †	95,450	2,957,996

		11,588,424

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	77

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 5.10%
Applied Micro Circuits Corporation †		137,047	$1,233,423
Microsemi Corporation †		101,328	2,465,310
Nanometrics Incorporated †		146,799	2,519,071
Semtech Corporation †		94,973	2,463,600
Spansion Incorporated Class A †		174,155	3,317,653
Synaptics Incorporated «†		37,852	2,576,964
Teradyne Incorporated «		201,307	3,583,265

			18,159,286

Software: 9.56%
A10 Networks Incorporated «†		186,840	2,137,450
Bottomline Technologies Incorporated †		91,300	2,631,266
Cadence Design Systems Incorporated †		219,472	3,662,988
Concur Technologies Incorporated †		28,858	2,463,607
Jive Software Incorporated «†		221,735	1,773,880
PTC Incorporated †		95,976	3,531,917
Qlik Technologies Incorporated †		103,263	2,241,840
Rally Software Development Corporation †		147,080	1,920,865
Realpage Incorporated «†		99,426	2,108,825
Silver Spring Networks Incorporated «†		232,811	2,828,654
SS&C Technologies Holdings †		115,513	4,926,629
Synchronoss Technologies Incorporated †		60,280	1,913,890
Ultimate Software Group Incorporated †		14,911	1,895,635

			34,037,446

Materials: 4.51%

Chemicals: 2.35%
Calgon Carbon Corporation †		150,239	3,222,627
Flotek Industries Incorporated †		98,667	2,800,169
Methanex Corporation		40,996	2,340,872

			8,363,668

Metals & Mining: 1.35%
Constellium NV Class A †		91,329	2,661,327
Steel Dynamics Incorporated		124,111	2,143,397

			4,804,724

Paper & Forest Products: 0.81%
Boise Cascade Company †		110,417	2,888,509

Total Common Stocks (Cost $276,812,479)			337,409,218

	Yield
Short-Term Investments: 15.23%

Investment Companies: 15.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.07%	17,008,429	17,008,429
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)	0.10	37,186,513	37,186,513

Total Short-Term Investments (Cost $54,194,942)			54,194,942

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

SMALL COMPANY GROWTH PORTFOLIO

		Value
Total investments in securities
(Cost $331,007,421) *	110.03%	$391,604,160
Other assets and liabilities, net	(10.03)	(35,688,632)

Total net assets	100.00%	$355,915,528

†	Non-income-earning security

«	All or a portion of this security is on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $332,379,043 and unrealized gains (losses) consists of:

Gross unrealized gains	$69,535,623
Gross unrealized losses	(10,310,506)

Net unrealized gains	$59,225,117

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	79

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.70%

Consumer Discretionary: 16.49%

Auto Components: 2.22%
American Axle & Manufacturing Holdings Incorporated †	133,165	$2,468,879
Dana Holding Corporation	95,799	2,120,990

		4,589,869

Distributors: 1.08%
Core Mark Holding Company Incorporated	26,863	2,221,033

Diversified Consumer Services: 2.26%
Apollo Group Incorporated Class A †	64,398	1,725,866
Houghton Mifflin Harcourt Company †	73,390	1,337,166
Steiner Leisure Limited †	39,813	1,599,686

		4,662,718

Hotels, Restaurants & Leisure: 1.72%
Bob Evans Farms Incorporated	33,188	1,482,508
ClubCorp Holdings Incorporated	117,100	2,059,789

		3,542,297

Household Durables: 0.57%
The Ryland Group Incorporated	31,190	1,175,863

Leisure Products: 0.46%
Arctic Cat Incorporated	25,415	947,980

Media: 1.03%
Scholastic Corporation	66,570	2,122,252

Specialty Retail: 4.37%
Asbury Automotive Group Incorporated †	51,903	3,355,010
DSW Incorporated Class A	83,700	2,096,685
Rent-A-Center Incorporated	40,118	1,121,699
Zumiez Incorporated †	89,327	2,453,813

		9,027,207

Textiles, Apparel & Luxury Goods: 2.78%
G-III Apparel Group Limited †	40,590	2,976,059
Vera Bradley Incorporated †«	102,100	2,751,595

		5,727,654

Consumer Staples: 1.97%

Food Products: 1.97%
Dean Foods Company	116,020	2,016,428
Post Holdings Incorporated †	40,796	2,038,576

		4,055,004

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Energy: 4.66%

Energy Equipment & Services: 1.00%
CARBO Ceramics Incorporated «	15,100	$2,077,307

Oil, Gas & Consumable Fuels: 3.66%
Athlon Energy Incorporated †	47,700	2,073,042
Rex Energy Corporation †	115,770	2,301,508
Sanchez Energy Corporation †«	92,175	3,173,585

		7,548,135

Financials: 36.48%

Banks: 17.28%
BancorpSouth Incorporated	126,211	2,965,959
BankUnited Incorporated	64,546	2,100,327
City National Corporation	30,769	2,187,368
Columbia Banking System Incorporated	56,800	1,406,936
FirstMerit Corporation	105,590	1,971,365
IBERIABANK Corporation	39,841	2,488,469
Independent Bank Group Incorporated	33,400	1,561,450
Investors Bancorp Incorporated	223,200	2,410,560
MB Financial Incorporated	58,500	1,570,140
Old National Bancorp	125,400	1,696,662
PacWest Bancorp	47,469	1,918,697
PrivateBancorp Incorporated	96,000	2,564,160
Umpqua Holdings Corporation	110,107	1,824,473
ViewPoint Financial Group Incorporated	78,000	1,938,300
Webster Financial Corporation	69,092	2,067,233
Western Alliance Bancorp †	132,239	3,025,628
Wintrust Financial Corporation	44,951	1,958,965

		35,656,692

Capital Markets: 0.98%
Stifel Financial Corporation †	44,774	2,023,785

Insurance: 6.33%
AmTrust Financial Services Incorporated	61,066	2,607,518
CNO Financial Group Incorporated	178,461	2,878,576
Employers Holdings Incorporated	95,234	2,002,771
OneBeacon Insurance Group Limited	101,401	1,550,421
Primerica Incorporated	49,497	2,229,345
Selective Insurance Group Incorporated	75,217	1,787,908

		13,056,539

Real Estate Management & Development: 0.78%
Alexander & Baldwin Incorporated	42,680	1,617,999

REITs: 11.11%
American Residential Properties Incorporated †«	79,700	1,458,510
Ashford Hospitality Trust	176,617	1,889,802
Campus Crest Communities Incorporated	226,596	2,009,907

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	81

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs (continued)
Cousins Properties Incorporated	177,297	$2,127,564
Education Realty Trust Incorporated	249,400	2,608,724
Parkway Properties Incorporated	105,800	2,112,826
Pebblebrook Hotel Trust	62,111	2,207,425
Ramco-Gershenson Properties Trust	119,200	1,978,720
Sabra Health Care REIT Incorporated	76,328	2,234,884
STAG Industrial Incorporated	92,000	2,203,400
Sunstone Hotel Investors Incorporated	142,721	2,096,571

		22,928,333

Health Care: 4.89%

Health Care Equipment & Supplies: 1.21%
Alere Incorporated †	69,743	2,494,707

Health Care Providers & Services: 3.68%
Ensign Group Incorporated	34,764	1,630,432
Health Net Incorporated †	82,020	3,279,160
WellCare Health Plans Incorporated †	34,780	2,693,711

		7,603,303

Industrials: 10.76%

Air Freight & Logistics: 0.88%
Atlas Air Worldwide Holdings Incorporated †	49,489	1,810,803

Commercial Services & Supplies: 1.69%
ACCO Brands Corporation †	260,140	1,566,043
Quad Graphics Incorporated	91,317	1,915,831

		3,481,874

Construction & Engineering: 2.13%
Great Lakes Dredge & Dock Company †	206,322	1,572,174
Tutor Perini Corporation †	92,141	2,822,279

		4,394,453

Machinery: 2.02%
Briggs & Stratton Corporation	68,294	1,405,491
Global Brass & Copper Holdings Incorporated	85,383	1,376,374
Wabash National Corporation †	101,339	1,387,331

		4,169,196

Professional Services: 1.06%
FTI Consulting Incorporated †	68,141	2,198,910

Road & Rail: 1.74%
Quality Distribution Incorporated †	135,600	1,951,284
Ryder System Incorporated	18,906	1,640,852

		3,592,136

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Trading Companies & Distributors: 1.24%
TAL International Group Incorporated «	32,400	$1,419,768
Titan Machinery Incorporated †«	64,583	1,130,848

		2,550,616

Information Technology: 12.21%

Communications Equipment: 1.57%
ARRIS Group Incorporated †	97,620	3,232,198

Electronic Equipment, Instruments & Components: 4.95%
Celestica Incorporated †	188,170	2,229,815
Itron Incorporated †	47,690	1,833,681
Plexus Corporation †	53,619	2,239,129
Sanmina Corporation †	96,875	1,971,406
Tech Data Corporation †	32,450	1,931,100

		10,205,131

Semiconductors & Semiconductor Equipment: 4.29%
Advanced Energy Industries Incorporated †	116,320	2,276,382
Cirrus Logic Incorporated †«	85,110	1,883,484
Kulicke & Soffa Industries Incorporated †	201,756	2,842,742
Photronics Incorporated †	211,154	1,856,044

		8,858,652

Software: 0.41%
EPIQ Systems Incorporated	70,382	848,807

Technology Hardware, Storage & Peripherals: 0.99%
QLogic Corporation †	206,120	2,048,833

Materials: 6.10%

Chemicals: 2.67%
Chemtura Corporation †	86,700	2,165,766
Kraton Performance Polymers Incorporated †	82,791	2,059,012
Zep Incorporated	73,316	1,283,030

		5,507,808

Metals & Mining: 3.43%
A.M. Castle & Company †	55,166	665,854
Commercial Metals Company	112,070	1,989,243
Horsehead Holding Corporation †	144,762	2,400,154
Suncoke Energy Incorporated †	100,839	2,024,847

		7,080,098

Telecommunication Services: 0.49%

Diversified Telecommunication Services: 0.49%
ORBCOMM Incorporated †	160,060	1,021,183

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	83

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Utilities: 4.65%

Electric Utilities: 4.65%
El Paso Electric Company			61,450	$2,341,860
PNM Resources Incorporated			84,004	2,390,754
Portland General Electric Company			83,097	2,748,011
UIL Holdings Corporation			57,190	2,114,314

				9,594,939

Total Common Stocks (Cost $153,310,099)				203,674,314

		Expiration date
Warrants: 0.01%

Health Care: 0.01%

Health Care Equipment & Supplies: 0.01%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	16,087

Total Warrants (Cost $0)				16,087

	Yield
Short-Term Investments: 6.13%

Investment Companies: 6.13%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.07%		4,692,619	4,692,619
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(v)(r)	0.10		7,952,113	7,952,113

Total Short-Term Investments (Cost $12,644,732)				12,644,732

Total investments in securities
(Cost $165,954,831) *	104.84%	216,335,133
Other assets and liabilities, net	(4.84)	(9,987,624)

Total net assets	100.00%	$206,347,509

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $166,740,519 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,603,413
Gross unrealized losses	(5,008,799)

Net unrealized gains	$49,594,614

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2014

CORE BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/corebond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 31.70%
FHLMC	0.85-7.50%	8-1-2017 to 7-14-2044	$135,761,161	$144,359,749	4.96%
FHLMC ±	2.71	7-1-2042	9,603,134	9,836,490	0.34
FHLMC	5.00	8-1-2039	16,705,740	18,702,393	0.65
FHLMC	5.00	8-1-2041	18,808,964	20,949,056	0.72
FNMA	1.95-7.50	9-1-2016 to 8-1-2044	272,082,358	289,025,728	9.98
FNMA	2.50	11-1-2027	14,669,890	14,989,494	0.52
FNMA ±	2.77	6-1-2042	10,889,845	11,169,714	0.39
FNMA ±	2.94	5-1-2042	12,238,750	12,624,271	0.44
FNMA	3.00	2-1-2043	10,822,416	10,658,888	0.37
FNMA	3.00	3-1-2043	17,157,473	16,898,227	0.58
FNMA %%	3.00	6-1-2044	43,300,000	42,833,174	1.48
FNMA ±	3.24	4-1-2044	16,267,897	16,893,504	0.58
FNMA	3.50	9-1-2042	30,801,081	31,541,829	1.09
FNMA	4.00	4-1-2034	12,476,924	13,344,004	0.46
FNMA %%	4.50	8-1-2044	40,100,000	43,126,297	1.49
FNMA	5.00	7-1-2041	11,726,373	13,247,169	0.46
FNMA	6.00	3-1-2034	13,095,860	14,836,255	0.51
FNMA	3.00	12-25-2042	36,378,558	35,492,049	1.23
FNMA	3.00	12-25-2043	11,449,296	11,784,966	0.41
GNMA	3.22-8.05	7-15-2019 to 7-24-2044	4,217,761	4,394,375	0.15
GNMA %%	3.50	6-1-2044	30,700,000	31,928,000	1.10
GNMA %%	3.50	6-1-2044	10,600,000	11,015,719	0.38
GNMA %%	4.00	6-1-2044	19,800,000	21,128,378	0.73
GNMA %%	4.00	8-1-2044	39,400,000	41,797,088	1.44
GNMA %%	4.50	6-1-2044	17,700,000	19,281,419	0.67
GNMA %%	4.50	8-1-2044	15,100,000	16,364,183	0.57

Total Agency Securities (Cost $911,561,623)				918,222,419	31.70

Asset-Backed Securities: 12.87%
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.42	9-16-2019	15,741,000	15,741,000	0.54
Capital Auto Receivables Asset Trust	0.45-1.69	6-20-2016 to 10-22-2018	51,304,000	51,509,414	1.78
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.58	9-10-2020	20,807,000	20,887,377	0.72
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	10,000,000	10,119,300	0.35
Nissan Auto Receivables Owner Series 2013-A Class A3	0.50	5-15-2017	10,820,000	10,829,381	0.37
SLM Student Loan Trust Series 2006-5 Class A5 ±	0.34	1-25-2027	10,347,000	10,231,372	0.35
Other securities				253,442,122	8.76

Total Asset-Backed Securities (Cost $371,382,228)				372,759,966	12.87

Corporate Bonds and Notes: 18.70%

Consumer Discretionary: 1.92%

Automobiles: 1.33%
Other securities				38,699,236	1.33

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	85

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Hotels, Restaurants & Leisure: 0.08%
Other securities				$2,212,647	0.08%

Media: 0.51%
Other securities				14,792,650	0.51

Consumer Staples: 1.12%

Beverages: 0.52%
Other securities				15,020,170	0.52

Food & Staples Retailing: 0.06%
Other securities				1,688,333	0.06

Food Products: 0.46%
Other securities				13,471,699	0.46

Tobacco: 0.08%
Other securities				2,304,739	0.08

Energy: 1.76%

Energy Equipment & Services: 0.23%
Other securities				6,721,268	0.23

Oil, Gas & Consumable Fuels: 1.53%
Other securities				44,275,577	1.53

Financials: 7.08%

Banks: 2.06%
Bank of America Corporation	1.50%	10-9-2015	$11,077,000	11,191,968	0.39
Other securities				48,380,203	1.67

				59,572,171	2.06

Capital Markets: 1.40%
Other securities				40,417,854	1.40

Consumer Finance: 1.15%
Other securities				33,384,108	1.15

Diversified Financial Services: 0.55%
Other securities				16,039,629	0.55

Insurance: 0.79%
Other securities				23,001,527	0.79

REITs: 1.13%
Other securities				32,630,701	1.13

Health Care: 1.83%

Biotechnology: 0.74%
Other securities				21,406,375	0.74

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2014

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Health Care Equipment & Supplies: 0.20%
Other securities	$5,762,380	0.20%

Health Care Providers & Services: 0.59%
Other securities	17,163,814	0.59

Life Sciences Tools & Services: 0.19%
Other securities	5,494,031	0.19

Pharmaceuticals: 0.11%
Other securities	3,219,669	0.11

Industrials: 0.49%

Aerospace & Defense: 0.27%
Other securities	7,713,035	0.27

Road & Rail: 0.22%
Other securities	6,350,975	0.22

Information Technology: 1.27%

Communications Equipment: 0.20%
Other securities	5,762,504	0.20

Electronic Equipment, Instruments & Components: 0.09%
Other securities	2,587,197	0.09

Internet Software & Services: 0.12%
Other securities	3,606,460	0.12

IT Services: 0.29%
Other securities	8,355,844	0.29

Software: 0.09%
Other securities	2,524,636	0.09

Technology Hardware, Storage & Peripherals: 0.48%
Other securities	13,920,081	0.48

Materials: 0.17%

Chemicals: 0.08%
Other securities	2,438,163	0.08

Metals & Mining: 0.09%
Other securities	2,580,437	0.09

Telecommunication Services: 1.24%

Diversified Telecommunication Services: 1.24%
Other securities	35,865,348	1.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	87

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Utilities: 1.82%

Electric Utilities: 1.08%
Other securities				$31,182,075	1.08%

Gas Utilities: 0.17%
Other securities				4,977,406	0.17

Multi-Utilities: 0.57%
Other securities				16,643,609	0.57

Total Corporate Bonds and Notes (Cost $523,801,964)				541,786,348	18.70

Municipal Obligations: 1.05%

California: 0.27%
Other securities				7,822,747	0.27

Illinois: 0.12%
Other securities				3,549,605	0.12

Nevada: 0.14%
Other securities				4,118,131	0.14

New Jersey: 0.18%
Other securities				5,126,265	0.18

New York: 0.14%
Other securities				3,935,816	0.14

Ohio: 0.04%
Other securities				1,173,000	0.04

Texas: 0.16%
Other securities				4,616,145	0.16

Total Municipal Obligations (Cost $24,182,605)				30,341,709	1.05

Non-Agency Mortgage Backed Securities: 6.16%
Impact Funding LLC Series 2010-1 Class A1 144A	5.31%	1-25-2051	$10,238,468	11,619,669	0.40
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A3 144A	4.39	2-15-2046	8,724,000	9,535,140	0.33
JPMorgan Chase Commercial Mortgage Securities Corporation	2.38-5.48	8-5-2032 to 5-15-2047	19,886,333	21,045,551	0.73
Other securities				136,215,549	4.70

Total Non-Agency Mortgage Backed Securities (Cost $175,969,138)				178,415,909	6.16

U.S. Treasury Securities: 29.40%
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	19,798,245	0.68
U.S. Treasury Bond	3.63	2-15-2044	27,906,000	29,536,771	1.02
U.S. Treasury Bond	3.13-3.75	11-15-2041 to 5-15-2044	30,196,000	21,906,092	0.76
U.S. Treasury Note	0.25	2-29-2016	12,262,000	12,255,293	0.42
U.S. Treasury Note	0.38	4-30-2016	84,362,000	84,411,436	2.91
U.S. Treasury Note	0.38	5-31-2016	39,431,000	39,433,642	1.36

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2014

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.63%	10-15-2016	$59,869,000	$59,995,264	2.07%
U.S. Treasury Note	0.63	9-30-2017	53,577,000	52,995,207	1.83
U.S. Treasury Note	0.75	3-15-2017	59,637,000	59,711,546	2.06
U.S. Treasury Note	0.88	5-15-2017	153,580,000	154,024,000	5.32
U.S. Treasury Note	0.88	4-15-2017	9,312,000	9,346,920	0.32
U.S. Treasury Note	1.38	2-28-2019	34,395,000	34,233,756	1.18
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,586,162	0.33
U.S. Treasury Note	1.50	5-31-2019	20,451,000	20,412,654	0.71
U.S. Treasury Note	1.63	3-31-2019	49,453,000	49,762,081	1.72
U.S. Treasury Note	1.63	4-30-2019	26,555,000	26,687,775	0.92
U.S. Treasury Note	2.00	5-31-2021	22,560,000	22,471,875	0.78
U.S. Treasury Note	2.50	5-15-2024	48,001,000	48,113,514	1.66
U.S. Treasury Note ##	2.75	2-15-2024	23,021,000	23,619,914	0.82
U.S. Treasury Note ##	3.13	4-30-2017	68,591,000	73,242,293	2.53

Total U.S. Treasury Securities (Cost $844,096,867)				851,544,440	29.40

Yankee Corporate Bonds and Notes: 5.43%

Consumer Discretionary: 0.23%

Media: 0.05%
Other securities				1,563,944	0.05

Textiles, Apparel & Luxury Goods: 0.18%
Other securities				5,079,166	0.18

Consumer Staples: 0.28%

Beverages: 0.28%
Other securities				8,149,713	0.28

Energy: 1.18%

Energy Equipment & Services: 0.07%
Other securities				2,176,764	0.07

Oil, Gas & Consumable Fuels: 1.11%
Other securities				32,031,927	1.11

Financials: 2.38%

Banks: 1.56%
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	12,700,000	12,770,358	0.44
Other securities				32,388,854	1.12

				45,159,212	1.56

Consumer Finance: 0.40%
Other securities				11,490,469	0.40

Diversified Financial Services: 0.36%
Other securities				10,488,764	0.36

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	89

CORE BOND PORTFOLIO

Security name			Value	Percent of net assets

Insurance: 0.06%
Other securities			$1,874,004	0.06%

Health Care: 0.23%

Pharmaceuticals: 0.23%
Other securities			6,468,871	0.23

Information Technology: 0.25%

Internet Software & Services: 0.25%
Other securities			7,200,600	0.25

Materials: 0.30%

Chemicals: 0.11%
Other securities			3,265,153	0.11

Metals & Mining: 0.19%
Other securities			5,400,712	0.19

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.15%
Other securities			4,466,235	0.15

Wireless Telecommunication Services: 0.20%
Other securities			5,712,866	0.20

Utilities: 0.23%

Electric Utilities: 0.23%
Other securities			6,653,337	0.23

Total Yankee Corporate Bonds and Notes (Cost $152,590,390)			157,181,737	5.43

Yankee Government Bonds: 1.82%
Other securities			52,754,597	1.82

Total Yankee Government Bonds (Cost $51,003,879)			52,754,597	1.82

	Yield	Shares

Short-Term Investments: 2.84%

Investment Companies: 2.84%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	81,690,682	81,690,682	2.82
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.10	622,500	622,500	0.02

Total Short-Term Investments (Cost $82,313,182)			82,313,182	2.84

Total investments in securities
(Cost $3,136,901,876) *			3,185,320,307	109.97%
Other assets and liabilities, net			(288,778,548)	(9.97)

Total net assets			$2,896,541,759	100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Allocation Funds	Summary portfolio of investments—May 31, 2014

CORE BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $3,141,079,016 and unrealized gains (losses) consists of:

Gross unrealized gains	$55,873,482
Gross unrealized losses	(11,632,191)

Net unrealized gains	$44,241,291

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	91

INFLATION-PROTECTED BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 99.42%
TIPS	0.13%	4-15-2016	$2,258,776	$2,317,717
TIPS	0.13	4-15-2017	2,616,455	2,703,533
TIPS	0.13	4-15-2018	449,768	464,491
TIPS	0.13	4-15-2019	857,157	881,398
TIPS	0.13	1-15-2022	2,672,640	2,688,719
TIPS	0.13	7-15-2022	2,728,092	2,744,504
TIPS	0.13	1-15-2023	1,438,299	1,433,916
TIPS	0.38	7-15-2023	1,127,050	1,150,207
TIPS	0.63	7-15-2021	2,725,840	2,870,650
TIPS	0.63	1-15-2024	1,017,764	1,055,055
TIPS	0.63	2-15-2043	837,624	753,142
TIPS	0.75	2-15-2042	1,118,931	1,043,491
TIPS	1.13	1-15-2021	1,755,293	1,899,556
TIPS	1.25	7-15-2020	2,009,874	2,202,697
TIPS	1.38	7-15-2018	1,325,894	1,449,678
TIPS	1.38	1-15-2020	1,251,142	1,371,174
TIPS	1.38	2-15-2044	278,817	303,976
TIPS	1.63	1-15-2018	1,218,143	1,329,298
TIPS	1.75	1-15-2028	879,770	1,015,172
TIPS	1.88	7-15-2015	874,663	910,811
TIPS	1.88	7-15-2019	1,128,793	1,271,127
TIPS	2.00	1-15-2016	940,519	992,982
TIPS	2.00	1-15-2026	988,140	1,168,012
TIPS	2.13	1-15-2019	1,194,118	1,345,809
TIPS	2.13	2-15-2040	502,890	635,449
TIPS	2.13	2-15-2041	588,060	748,353
TIPS	2.38	1-15-2017	1,089,690	1,193,381
TIPS	2.38	1-15-2025	1,742,462	2,118,181
TIPS	2.38	1-15-2027	843,631	1,038,259
TIPS	2.50	7-15-2016	918,489	998,283
TIPS	2.50	1-15-2029	797,913	1,009,236
TIPS	2.63	7-15-2017	592,852	664,411
TIPS	3.38	4-15-2032	346,120	500,981
TIPS	3.63	4-15-2028	935,002	1,317,914
TIPS	3.88	4-15-2029	912,724	1,337,569

Total U.S. Treasury Securities (Cost $44,238,165)				46,929,132

	Yield		Shares
Short-Term Investments: 0.30%

Investment Companies: 0.30%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		140,664	140,664

Total Short-Term Investments (Cost $140,664)				140,664

Total investments in securities (Cost $44,378,829) *	99.72%	47,069,796
Other assets and liabilities, net	0.28	130,621

Total net assets	100.00%	$47,200,417

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

INFLATION-PROTECTED BOND PORTFOLIO

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $44,378,829 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,122,568
Gross unrealized losses	(431,601)

Net unrealized gains	$2,690,967

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	93

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 30.75%
FHLMC	3.50%	9-1-2032	$1,294,099	$1,346,839
FHLMC	4.00	4-1-2044	998,711	1,061,499
FHLMC Series T-20 Class A6	7.99	9-25-2029	136,895	145,363
FHLMC Series T-58 Class 4A	7.50	9-25-2043	1,329,346	1,588,466
FNMA	2.57	9-1-2019	544,566	559,327
FNMA	2.57	9-1-2019	544,720	559,459
FNMA	2.78	10-1-2020	550,000	565,670
FNMA	3.00	12-1-2032	90,352	92,429
FNMA	3.10	4-1-2021	1,100,000	1,120,868
FNMA	3.12	5-1-2022	560,000	577,908
FNMA	3.31	6-1-2021	550,000	575,620
FNMA	3.50	9-1-2032	2,556,821	2,686,982
FNMA	3.50	10-1-2032	1,176,493	1,236,391
FNMA	3.50	11-1-2042	456,280	470,492
FNMA	3.50	11-1-2042	705,753	727,736
FNMA	3.50	2-1-2043	346,835	357,639
FNMA	5.00	9-1-2033	429,486	477,208
FNMA	5.50	2-1-2036	1,118,493	1,210,415
FNMA Series 2002-90 Class A2	6.50	11-25-2042	555,221	632,135
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	263,388	304,432
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,423,925	2,707,486
FNMA Series 2003-86 Class PT	4.50	9-25-2018	507,511	536,325
FNMA Series 2003-97 Class CA	5.00	10-25-2018	895,501	952,691
FNMA Series 2003-W4 Class 3A ±	6.61	10-25-2042	428,046	488,745
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	1,048,507	1,179,146
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,458,326	1,662,173
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	250,042	290,811
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,347,552	1,585,666
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	609,269	713,272
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,917,844	2,136,945
GNMA	6.50	10-15-2023	45,119	51,272
GNMA	6.50	11-15-2023	24,685	28,051
GNMA	6.50	11-15-2023	20,489	23,283
GNMA	6.50	12-15-2023	31,889	36,237
GNMA	6.50	1-15-2024	72,015	81,836
GNMA	7.00	8-15-2027	144,115	169,329
SBA Series 2006-20B Class 1	5.35	2-1-2026	1,002,376	1,087,471
SBA Series 2006-20H Class 1	5.70	8-1-2026	503,337	560,685
SBA Series 2007-20J Class 1	5.57	10-1-2027	998,025	1,113,862
SBA Series 2013-10B Class1	3.64	9-10-2023	953,792	985,278
SBA Series 2013-20A Class 1	2.13	1-1-2033	596,160	573,133
SBA Series 2014-10A Class 1	3.19	3-10-2024	800,000	808,441
SBA Series 2014-20A Class 1	3.46	1-1-2034	500,000	519,958

Total Agency Securities (Cost $32,930,557)				34,588,974

Asset-Backed Securities: 2.09%
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	551,263
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	550,402
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	550,000	550,538
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	124,407	126,817

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
GSAMP Trust Series 2005-SEA1 Class A 144A±	0.49%	1-25-2035	$24,480	$24,415
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	550,000	550,290

Total Asset-Backed Securities (Cost $2,348,650)				2,353,725

Corporate Bonds and Notes: 28.61%

Consumer Discretionary: 2.93%

Automobiles: 0.61%
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	265,553
General Motors Corporation 144A	4.88	10-2-2023	400,000	419,000

				684,553

Diversified Consumer Services: 1.83%
Dartmouth College	4.75	6-1-2019	440,000	497,906
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	778,948
Pepperdine University	5.45	8-1-2019	465,000	539,158
President and Fellows of Harvard College	3.53	10-1-2031	250,000	239,481

				2,055,493

Media: 0.49%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	413,132
Time Warner Incorporated	3.40	6-15-2022	140,000	142,733

				555,865

Consumer Staples: 2.58%

Food & Staples Retailing: 0.81%
CVS Caremark Corporation	4.00	12-5-2023	275,000	289,953
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	521,423
Wal-Mart Stores Incorporated	5.80	2-15-2018	84,000	97,439

				908,815

Food Products: 1.77%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	442,974
Cargill Incorporated 144A	4.31	5-14-2021	419,000	458,649
General Mills Incorporated	3.15	12-15-2021	250,000	256,674
Kellogg Company	4.00	12-15-2020	500,000	531,927
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	307,523

				1,997,747

Energy: 1.33%

Energy Equipment & Services: 0.29%
Halliburton Company	3.25	11-15-2021	315,000	327,037

Oil, Gas & Consumable Fuels: 1.04%
Chevron Corporation	2.36	12-5-2022	120,000	115,075
Chevron Corporation	3.19	6-24-2023	250,000	253,225
Devon Energy Corporation	1.88	5-15-2017	300,000	305,381
EQT Corporation	8.13	6-1-2019	400,000	491,486

				1,165,167

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	95

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 13.25%

Banks: 5.73%
Bank of America Corporation	2.60%	1-15-2019	$155,000	$157,303
Bank of America Corporation	4.00	4-1-2024	700,000	715,213
Chase Capital VI ±	0.85	8-1-2028	1,000,000	867,500
Citigroup Incorporated	6.13	11-21-2017	435,000	497,653
CoreStates Capital Trust II 144A±	0.88	1-15-2027	750,000	645,000
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	792,940
National Capital Commerce Incorporated ±(i)	1.21	4-1-2027	400,000	343,500
National City Bank ±	0.60	6-7-2017	500,000	497,774
NTC Capital Trust Series A ±	0.75	1-15-2027	450,000	384,188
Regions Financial Corporation	5.75	6-15-2015	760,000	797,263
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	746,375

				6,444,709

Capital Markets: 0.90%
Charles Schwab Corporation	6.38	9-1-2017	250,000	288,882
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	92,575
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	231,184
Morgan Stanley	5.50	7-24-2020	350,000	400,002

				1,012,643

Consumer Finance: 0.14%
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	156,156

Diversified Financial Services: 2.62%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	544,667
Deutsche Bank Capital Funding Trust VII 144A«±	5.63	12-31-2049	500,000	520,000
General Electric Capital Corporation ±	0.60	5-5-2026	450,000	415,314
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2015	1,500,000	1,464,248

				2,944,229

Insurance: 1.47%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	809,081
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	618,894
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	229,788

				1,657,763

REITs: 2.39%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	185,842
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	42,132
Boston Properties LP	3.70	11-15-2018	180,000	192,722
Boston Properties LP	5.88	10-15-2019	200,000	234,570
Duke Realty LP	3.88	10-15-2022	150,000	152,634
Duke Realty LP	6.75	3-15-2020	250,000	299,124
ERP Operation LP	4.63	12-15-2021	470,000	519,204
Liberty Property LP	6.63	10-1-2017	400,000	459,549
Potlatch Corporation	7.50	11-1-2019	160,000	185,400
Realty Income Corporation	4.65	8-1-2023	130,000	139,573
UDR Incorporated	4.63	1-10-2022	260,000	281,209

				2,691,959

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.62%

Health Care Providers & Services: 0.29%
Howard Hughes Medical Institute	3.50%	9-1-2023	$120,000	$123,504
Roche Holdings Incorporated 144A	6.00	3-1-2019	172,000	203,150

				326,654

Pharmaceuticals: 0.33%
Novartis Capital Corporation	3.40	5-6-2024	370,000	376,772

Industrials: 1.61%

Aerospace & Defense: 0.16%
United Technologies Corporation	3.10	6-1-2022	180,000	183,542

Air Freight & Logistics: 0.21%
FedEx Corporation	4.00	1-15-2024	225,000	235,360

Machinery: 0.39%
Caterpillar Incorporated	3.90	5-27-2021	100,000	108,368
Deere & Company	2.60	6-8-2022	340,000	331,963

				440,331

Road & Rail: 0.51%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	99,757
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	260,252
Union Pacific Corporation	7.88	1-15-2019	171,000	208,485

				568,494

Transportation Infrastructure: 0.34%
Vessel Management Service	3.43	8-15-2036	380,000	378,894

Information Technology: 1.39%

Communications Equipment: 0.09%
Cisco Systems Incorporated	2.13	3-1-2019	100,000	100,929

Electronic Equipment, Instruments & Components: 0.26%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	297,500

IT Services: 0.56%
Fiserv Incorporated	3.13	10-1-2015	500,000	515,394
Fiserv Incorporated	4.75	6-15-2021	100,000	108,748

				624,142

Software: 0.15%
Oracle Corporation	2.38	1-15-2019	160,000	163,777

Technology Hardware, Storage & Peripherals: 0.33%
Apple Incorporated	2.85	5-6-2021	370,000	374,695

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	97

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 1.71%

Chemicals: 1.40%
Ecolab Incorporated	4.35%	12-8-2021	$330,000	$362,947
Praxair Incorporated	4.05	3-15-2021	400,000	435,623
Valspar Corporation	5.10	8-1-2015	750,000	780,926

				1,579,496

Paper & Forest Products: 0.31%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	347,668

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.35%
Verizon Communications Incorporated	5.15	9-15-2023	350,000	393,540

Utilities: 2.84%

Electric Utilities: 2.84%
Atlantic City Electric Company	7.75	11-15-2018	255,000	314,047
Connecticut Light & Power	5.38	3-1-2017	250,000	273,968
Duke Energy Progress Incorporated	3.00	9-15-2021	220,000	225,016
Entergy Texas Incorporated	7.13	2-1-2019	250,000	304,360
Great River Energy 144A	5.83	7-1-2017	535,657	573,172
ITC Holdings Corporation %%	3.65	6-15-2024	120,000	120,067
Kentucky Utilities Company	3.25	11-1-2020	250,000	261,204
Monongahela Power Company 144A	4.10	4-15-2024	380,000	403,326
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	407,943
PacifiCorp	3.60	4-1-2024	300,000	310,977

				3,194,080

Total Corporate Bonds and Notes (Cost $30,481,020)				32,188,010

Municipal Obligations: 8.85%

Arizona: 0.83%
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	932,048

California: 0.23%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	262,294

Georgia: 0.53%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	594,365

Indiana: 0.28%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-2039	310,000	317,871

Kentucky: 0.19%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	215,000	219,767

Maryland: 0.25%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	283,620

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 0.87%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40%	4-1-2026	$400,000	$433,592
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	543,160

				976,752

Minnesota: 0.24%
Minnetonka MN Independent School District #276 Series E (GO, South Dakota Credit Program Insured)	2.55	1-1-2024	290,000	266,159

Missouri: 0.43%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.08	8-27-2029	477,883	480,721

New Hampshire: 0.32%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	355,000	358,621

New Jersey: 1.08%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,212,135

North Carolina: 0.33%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	377,865

Ohio: 0.46%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	245,000	254,273
Ohio Veterans Compensation (GO)	3.38	10-1-2021	250,000	259,258

				513,531

Oklahoma: 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	383,486

Oregon: 0.31%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	345,863

Texas: 0.77%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	391,286
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	477,355

				868,641

Washington: 0.62%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	260,227
King County WA School District #210 Federal Way Build America Bonds (GO)	4.90	12-1-2022	400,000	439,140

				699,367

West Virginia: 0.47%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	524,725

Wisconsin: 0.30%
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	335,000	341,981

Total Municipal Obligations (Cost $9,482,590)				9,959,812

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	99

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities: 9.82%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21%	7-10-2046	$700,000	$760,909
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.54	6-25-2034	775,430	796,044
Credit Suisse Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	720,155	755,707
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	556,231
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	576,941
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	211,469
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	212,356
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	570,000	613,561
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	5.86	4-15-2045	840,100	863,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	566,464
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	574,573
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A±	6.50	10-25-2034	1,233,390	1,259,828
Sequoia Mortgage Trust Series 10 Class 1A ±	0.95	10-20-2027	415,524	408,710
Structured Asset Securities Corporation Series 2007-RM1 Class A1 144A±	0.43	5-25-2047	2,297,464	1,400,534
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-2041	1,475,000	1,491,741

Total Non-Agency Mortgage Backed Securities (Cost $11,805,698)				11,048,068

U.S. Treasury Securities: 11.77%
U.S. Treasury Bond	3.63	2-15-2044	1,266,000	1,339,983
U.S. Treasury Bond	3.88	8-15-2040	375,000	417,305
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,486,203
U.S. Treasury Bond	4.50	2-15-2036	3,001,000	3,656,061
U.S. Treasury Note	0.63	9-30-2017	1,150,000	1,137,512
U.S. Treasury Note	0.75	3-15-2017	2,200,000	2,202,750
U.S. Treasury Note	0.88	5-15-2017	2,000,000	2,005,782

Total U.S. Treasury Securities (Cost $12,328,037)				13,245,596

Yankee Corporate Bonds and Notes: 5.64%

Consumer Discretionary: 0.33%

Media: 0.33%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	372,629

Energy: 2.22%

Energy Equipment & Services: 0.74%
Ensco plc	4.70	3-15-2021	200,000	218,361
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	415,673
Weatherford International Limited	4.50	4-15-2022	190,000	201,908

				835,942

Oil, Gas & Consumable Fuels: 1.48%
BP Capital Markets plc	3.81	2-10-2024	110,000	113,789
BP Capital Markets plc	4.50	10-1-2020	350,000	388,999
Petroleos Mexicanos	2.29	2-15-2024	275,000	276,234
Petroleos Mexicanos	2.83	2-15-2024	575,000	592,078
Petroleos Mexicanos 144A	6.38	1-23-2045	250,000	287,813

				1,658,913

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.40%

Banks: 0.30%
RaboBank Nederland	4.50%	1-11-2021	$300,000	$331,434

Diversified Financial Services: 1.10%
Shell International Finance BV	3.40	8-12-2023	370,000	378,412
Total Capital International SA	2.88	2-17-2022	190,000	190,019
Total Capital International SA	3.70	1-15-2024	200,000	207,321
Tyco Electronics Group SA	3.50	2-3-2022	450,000	461,155

				1,236,907

Industrials: 0.46%

Aerospace & Defense: 0.46%
BAE Systems plc 144A	4.75	10-11-2021	470,000	512,128

Information Technology: 0.33%

Semiconductors & Semiconductor Equipment: 0.33%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	375,753

Materials: 0.56%

Metals & Mining: 0.56%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	389,456
Teck Resources Limited	3.00	3-1-2019	240,000	243,512

				632,968

Telecommunication Services: 0.34%

Wireless Telecommunication Services: 0.34%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	386,223

Total Yankee Corporate Bonds and Notes (Cost $6,059,154)				6,342,897

Yankee Government Bonds: 0.43%
Hashemite Kingdom of Jordan	2.50	10-30-2020	475,000	483,600

Total Yankee Government Bonds (Cost $475,000)				483,600

	Yield		Shares

Short-Term Investments: 1.65%

Investment Companies: 1.65%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)##	0.07		1,637,127	1,637,127
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(v)(r)	0.10		217,000	217,000

Total Short-Term Investments (Cost $1,854,127)				1,854,127

Total investments in securities (Cost $107,764,833) *	99.61%	112,064,809
Other assets and liabilities, net	0.39	433,199

Total net assets	100.00%	$112,498,008

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	101

MANAGED FIXED INCOME PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended

(i)	Illiquid security for which the designation as illiquid is unaudited.

«	All or a portion of this security is on loan.

¤	Security issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

##	All or a portion of this security has been segregated for when-issued securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $107,764,833 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,926,415
Gross unrealized losses	(1,626,439)

Net unrealized gains	$4,299,976

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 38.60%
FHLMC	6.00%	7-1-2017	$44,109	$45,970
FHLMC	7.50	7-1-2017	37,984	39,302
FHLMC Series T-54 Class 4A ±	3.05	2-25-2043	543,257	570,351
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	636,560	737,535
FHLMC Series T-63 Class 1A1 ±	1.32	2-25-2045	467,477	479,264
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	477,457	580,935
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	746,465	837,415
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	780,991	933,224
FNMA ±	1.33	10-1-2034	321,702	328,635
FNMA ±	1.33	4-1-2044	230,861	235,818
FNMA ±	1.33	10-1-2044	274,188	280,208
FNMA ±	1.36	4-1-2037	281,811	295,322
FNMA ±	1.75	9-1-2033	198,217	205,859
FNMA ±	1.78	10-1-2033	503,166	526,008
FNMA ±	1.93	6-1-2033	391,116	419,120
FNMA ±	2.01	12-1-2033	296,204	316,208
FNMA ±	2.02	4-1-2034	420,077	443,206
FNMA ±	2.04	6-1-2033	285,154	300,183
FNMA ±	2.04	1-1-2036	209,910	222,626
FNMA ±	2.19	8-1-2035	346,896	366,904
FNMA ±	2.33	7-1-2035	234,975	250,842
FNMA ±	2.48	7-1-2017	12,162	12,254
FNMA	5.50	2-1-2017	92,429	98,140
FNMA	6.50	12-1-2015	2,198	2,211
FNMA Series 2003-W4 Class 3A ±	6.61	10-25-2042	357,656	408,373
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	268,949	312,306
FNMA Series 2007-88 Class HC ±	2.35	9-25-2037	314,917	326,523

Total Agency Securities (Cost $8,964,921)				9,574,742

Asset-Backed Securities: 18.73%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	115,000	115,306
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	110,108
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	175,000	175,244
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	116,301
Americredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	110,000	110,311
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.42	9-16-2019	120,000	120,000
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	110,000	110,134
Capital Auto Receivables Asset Trust Series 2014-1 Class A1A	0.68	5-20-2016	110,000	110,159
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,565
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	110,000	109,979
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	100,000	100,136
CIT Equipment Series 2013-VT1 Class A2 144A	0.65	3-21-2016	116,000	116,129
CNH Equipment Trust Series 2012-C Class A3	0.57	12-15-2017	175,000	175,170
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	100,000	100,073
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.42	4-25-2024	110,000	109,623
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	100,000	100,098
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	100,000	100,032
Ford Credit Auto Owner Trust Series 2013-A Class A3	0.55	7-15-2017	100,000	100,106
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	114,000	114,272
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	220,000	220,077

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	103

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
GE Equipment LLC Series 2014-1 Class A3	0.60%	5-23-2016	$128,912	$128,995
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	115,000	115,111
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,458
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	110,465
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	120,280
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.50	1-25-2045	293,751	285,966
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	100,000	100,124
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	110,000	110,232
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	100,120
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.31	1-20-2036	503,826	500,557
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	125,000	125,820
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	100,000	100,148
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	130,000	130,920
Mercedes-Benz Auto Lease Trust Series 2014-A Class A3	0.68	12-15-2016	115,000	115,164
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3	0.62	7-15-2016	115,000	115,181
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	100,000	100,053
Santander Drive Auto Receivables Trust Series 2013-5 Class A2A	0.64	4-17-2017	86,072	86,171
Santander Drive Auto Receivables Trust Series 2014-1 Class A2A	0.66	6-15-2017	110,000	110,139
Toyota Auto Receivables Owner Trust Series 2013-B Class A3	0.89	7-17-2017	125,000	125,680
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	100,000	100,178
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	100,000	100,283
World Omni Automobile Lease Trust Series 2013-A Class A2A	0.73	5-16-2016	92,328	92,525

Total Asset-Backed Securities (Cost $5,409,610)				5,408,393

Corporate Bonds and Notes: 24.54%

Consumer Discretionary: 1.04%

Automobiles: 0.61%
Daimler Finance North America LLC 144A	1.88	9-15-2014	150,000	150,605

Diversified Consumer Services: 0.43%
Stanford University	4.25	5-1-2016	100,000	106,433

Consumer Staples: 3.58%

Beverages: 1.03%
Anheuser-Busch Companies Incorporated	5.00	1-15-2015	80,000	82,287
Brown-Forman Corporation	2.50	1-15-2016	70,000	72,036
Coca-Cola Company	0.75	3-13-2015	100,000	100,446

				254,769

Food & Staples Retailing: 0.33%
CVS Caremark Corporation	3.25	5-18-2015	80,000	82,130

Food Products: 1.73%
General Mills Incorporated	5.20	3-17-2015	150,000	155,530
Ingredion Incorporated	3.20	11-1-2015	70,000	72,364
Kellogg Company	4.45	5-30-2016	94,000	100,748
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	101,117

				429,759

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Household Products: 0.49%
Procter & Gamble Company	4.85%	12-15-2015	$115,000	$122,775

Energy: 1.40%

Oil, Gas & Consumable Fuels: 1.40%
ConocoPhillips	4.60	1-15-2015	130,000	133,455
Duke Energy Carolinas LLC	5.30	10-1-2015	125,000	133,113
Phillips 66	1.95	3-5-2015	80,000	80,934

				347,502

Financials: 10.59%

Banks: 3.97%
Ally Bank	0.90	9-18-2015	74,000	74,180
Bank of America Corporation	4.50	4-1-2015	80,000	82,560
Branch Banking & Trust Company ±	0.55	9-13-2016	250,000	248,541
Citigroup Incorporated	4.59	12-15-2015	90,000	95,182
Citigroup Incorporated	4.75	5-19-2015	40,000	41,556
HSBC USA Incorporated	2.38	2-13-2015	100,000	101,409
JPMorgan Chase & Company	4.65	6-1-2014	175,000	175,000
KeyBank NA	4.95	9-15-2015	157,000	164,984

				983,412

Capital Markets: 1.41%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	118,665
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	96,471
Morgan Stanley	3.45	11-2-2015	92,000	95,673
State Street Corporation	2.88	3-7-2016	37,000	38,540

				349,349

Consumer Finance: 2.72%
American Express Credit Corporation	2.75	9-15-2015	77,000	79,214
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,464
BMW Bank of North America	1.00	7-18-2014	245,000	245,162
Discover Bank	0.85	9-25-2015	125,000	125,220
Sallie Mae Bank	0.85	10-30-2015	175,000	175,285

				675,345

Diversified Financial Services: 0.20%
General Electric Capital Corporation ±	0.88	7-12-2016	50,000	50,442

Insurance: 0.42%
Metropolitan Life Global Funding 144A	3.13	1-11-2016	100,000	103,900

REITs: 1.87%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	89,801
Boston Properties LP	5.00	6-1-2015	70,000	73,031
Boston Properties LP	5.63	4-15-2015	45,000	46,940
ERP Operating LP	5.25	9-15-2014	150,000	151,975
Vornado Realty Trust	4.25	4-1-2015	100,000	102,101

				463,848

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	105

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 1.10%

Life Sciences Tools & Services: 0.73%
Thermo Fisher Scientific Incorporated	5.00%	6-1-2015	$175,000	$182,541

Pharmaceuticals: 0.37%
AbbVie Incorporated	1.20	11-6-2015	90,000	90,771

Industrials: 2.01%

Aerospace & Defense: 0.76%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	75,000	75,000
United Technologies Corporation	4.88	5-1-2015	108,000	112,515

				187,515

Electrical Equipment: 0.13%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	30,000	30,967

Industrial Conglomerates: 0.24%
General Electric Company	0.85	10-9-2015	60,000	60,343

Machinery: 0.42%
Caterpillar Incorporated	4.63	6-1-2015	100,000	104,227

Road & Rail: 0.46%
Norfolk Southern Corporation	5.75	1-15-2016	106,000	114,406

Materials: 1.25%

Chemicals: 1.25%
Ecolab Incorporated	2.38	12-8-2014	65,000	65,680
Ecolab Incorporated	4.88	2-15-2015	125,000	128,636
Sherwin-Williams Company	3.13	12-15-2014	115,000	116,700

				311,016

Utilities: 3.57%

Electric Utilities: 2.32%
Kentucky Utilities Company	1.63	11-1-2015	110,000	111,650
PECO Energy Company	5.00	10-1-2014	160,000	162,372
Sierra Pacific Power Company	6.00	5-15-2016	90,000	99,146
Southern California Edison Company	4.15	9-15-2014	61,000	61,646
Westar Energy Incorporated	6.00	7-1-2014	140,000	140,588

				575,402

Gas Utilities: 0.82%
Atmos Energy Corporation	4.95	10-15-2014	125,000	127,057
Questar Corporation	2.75	2-1-2016	74,000	76,255

				203,312

Multi-Utilities: 0.43%
San Diego Gas & Electric Company	5.30	11-15-2015	100,000	106,741

Total Corporate Bonds and Notes (Cost $6,067,304)				6,087,510

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Allocation Funds	Portfolio of investments—May 31, 2014

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 1.62%

Colorado: 0.42%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73%	3-15-2015	$100,000	$102,722

Maine: 0.78%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	194,490

Texas: 0.42%
Austin TX Independent School District Series B (GO)	0.44	8-1-2014	105,000	105,053

Total Municipal Obligations (Cost $400,261)				402,265

Non-Agency Mortgage Backed Securities: 5.79%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	119,586	123,002
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	110,304
SLMA Series 2012-7 Class A1 ±	0.31	2-27-2017	62,337	62,313
SLMA Series 2014-1 Class A1 ±	0.43	5-28-2019	98,685	98,663
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	180,864	181,400
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	99,990

Total Non-Agency Mortgage Backed Securities (Cost $676,624)				675,672

Yankee Corporate Bonds and Notes: 3.94%

Consumer Staples: 0.45%

Beverages: 0.45%
SABMiller plc 144A	6.50	7-1-2016	100,000	111,191

Energy: 1.12%

Oil, Gas & Consumable Fuels: 1.12%
BP Capital Markets plc ±	0.55	11-6-2015	100,000	100,300
Schlumberger SA 144A	2.65	1-15-2016	100,000	103,395
Shell International	3.10	6-28-2015	73,000	75,201

				278,896

Financials: 1.17%

Banks: 1.17%
Barclays Bank plc	2.75	2-23-2015	110,000	111,842
BNP Paribas	3.60	2-23-2016	75,000	78,612
Royal Bank of Canada	0.80	10-30-2015	100,000	100,540

				290,994

Health Care: 0.33%

Health Care Equipment & Supplies: 0.33%
Covidien International Finance SA	1.35	5-29-2015	80,000	80,684

Industrials: 0.33%

Machinery: 0.33%
Pentair Finance SA	1.35	12-1-2015	80,000	80,682

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Allocation Funds	107

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.54%

Metals & Mining: 0.54%
Rio Tinto Finance USA Limited	1.88%	11-2-2015	$132,000	$134,428

Total Yankee Corporate Bonds and Notes (Cost $973,534)				976,875

	Yield		Shares

Short-Term Investments: 6.02%

Investment Companies: 6.02%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		1,493,409	1,493,409

Total Short-Term Investments (Cost $1,493,409)				1,493,409

Total investments in securities
(Cost $23,985,663) *	99.24%	24,618,866
Other assets and liabilities, net	0.76	189,668

Total net assets	100.00%	$24,808,534

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $23,986,252 and unrealized gains (losses) consists of:

Gross unrealized gains	$648,147
Gross unrealized losses	(15,533)

Net unrealized gains	$632,614

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—May 31, 2014

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$299,483,031	$133,362,095
In affiliated securities, at value (see cost below)	13,513,521	5,417,774

Total investments, at value (see cost below)	312,996,552	138,779,869
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	3,722,311	7,438,301
Receivable for dividends	509,021	88,433
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	1,315	707
Prepaid expenses and other assets	556	874

Total assets	317,229,755	146,308,184

Liabilities
Payable for investments purchased	0	711,944
Payable upon receipt of securities loaned	62,700	2,039,385
Advisory fee payable	179,692	67,831
Professional fees payable	30,866	33,465
Accrued expenses and other liabilities	8,042	7,215

Total liabilities	281,300	2,859,840

Total net assets	$316,948,455	$143,448,344

Investments in unaffiliated securities (including securities on loan), at cost	$199,773,100	$91,832,121

Investments in affiliated securities, at cost	$13,513,521	$5,417,774

Total investments, at cost	$213,286,621	$97,249,895

Securities on loan, at value	$60,906	$1,991,833

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—May 31, 2014	Wells Fargo Advantage Allocation Funds	109

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,067,902,304	$2,774,600,310	$154,395,134	$496,519,430	$91,742,295	$337,409,218	$203,690,401
103,037,017	69,582,676	9,490,440	39,708,903	2,095,198	54,194,942	12,644,732

1,170,939,321	2,844,182,986	163,885,574	536,228,333	93,837,493	391,604,160	216,335,133
0	0	177,522	8,006,214	0	0	0
1,637,447	570,803	684,180	0	3,068,941	1,611,460	89,838
16,833	5,639,654	322,051	3,252,635	126,293	138,023	128,194
0	43,090	0	0	0	0	0
55,323	6,877	28,656	268,037	3,308	24,749	9,919
2,876	1,151	6,994	7,778	2,821	2,796	1,025

1,172,651,800	2,850,444,561	165,104,977	547,762,997	97,038,856	393,381,188	216,564,109

0	0	1,266,732	97,032	0	0	2,079,617
75,664,545	12,820,600	7,563,796	35,005,084	896,000	37,186,513	7,952,113
742,162	205,592	114,979	378,396	52,685	239,113	143,033
34,189	43,553	35,870	29,535	34,693	33,009	34,297
12,251	23,648	15,400	17,614	5,083	7,025	7,540

76,453,147	13,093,393	8,996,777	35,527,661	988,461	37,465,660	10,216,600

$1,096,198,653	$2,837,351,168	$156,108,200	$512,235,336	$96,050,395	$355,915,528	$206,347,509

$831,018,730	$1,517,036,217	$119,591,747	$452,425,223	$72,838,893	$276,812,479	$153,310,099

$103,037,017	$51,804,901	$9,490,440	$39,708,903	$2,095,198	$54,194,942	$12,644,732

$934,055,747	$1,568,841,118	$129,082,187	$492,134,126	$74,934,091	$331,007,421	$165,954,831

$73,586,748	$12,475,248	$7,258,362	$33,177,567	$853,760	$35,694,604	$7,686,836

$0	$0	$177,507	$8,028,139	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Allocation Funds	Statements of assets and liabilities—May 31, 2014

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,103,007,125	$46,929,132
In affiliated securities, at value (see cost below)	82,313,182	140,664

Total investments, at value (see cost below)	3,185,320,307	47,069,796
Cash	1,079,794	0
Segregated cash	0	0
Receivable for investments sold	474,033,381	0
Principal paydown receivable	328,982	0
Receivable for interest	13,305,651	175,731
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	402	0
Prepaid expenses and other assets	1,186	685

Total assets	3,674,069,703	47,246,212

Liabilities
Payable for investments purchased	775,897,779	0
Payable upon receipt of securities loaned	622,500	0
Advisory fee payable	849,645	11,745
Custodian and accounting fees payable	73,897	1,017
Professional fees payable	77,798	29,817
Accrued expenses and other liabilities	6,325	3,216

Total liabilities	777,527,944	45,795

Total net assets	$2,896,541,759	$47,200,417

Investments in unaffiliated securities, at cost	$3,054,588,694	$44,238,165

Investments in affiliated securities, at cost	$82,313,182	$140,664

Total investments, at cost	$3,136,901,876	$44,378,829

Securities on loan, at value	$606,403	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—May 31, 2014	Wells Fargo Advantage Allocation Funds	111

Managed Fixed Income Portfolio	Stable Income Portfolio

$110,210,682	$23,125,457
1,854,127	1,493,409

112,064,809	24,618,866
0	0
0	18,000
2,025	110,127
0	0
845,562	99,518
0	1,094
409	0
377	5,251

112,913,182	24,852,856

119,599	0
217,000	0
30,002	1,025
2,940	2,353
42,598	38,176
3,035	2,768

415,174	44,322

$112,498,008	$24,808,534

$105,910,706	$22,492,254

$1,854,127	$1,493,409

$107,764,833	$23,985,663

$212,500	$0

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Allocation Funds	Statements of operations—year ended May 31, 2014

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$6,775,023	$1,115,496
Income from affiliated securities	11,420	1,245
Securities lending income, net	9,946	11,083
Interest	0	0

Total investment income	6,796,389	1,127,824

Expenses
Advisory fee	2,179,222	950,787
Custody and accounting fees	25,498	25,331
Professional fees	47,855	46,093
Shareholder report expenses	1,580	5,755
Trustees’ fees and expenses	11,095	10,487
Other fees and expenses	11,731	7,589

Total expenses	2,276,981	1,046,042
Less: Fee waivers and/or expense reimbursements	0	(136,066)

Net expenses	2,276,981	909,976

Net investment income (loss)	4,519,408	217,848

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	41,555,935	17,206,881
Affiliated securities	0	0
Futures transactions	0	0

Net realized gains on investments	41,555,935	17,206,881

Net change in unrealized gains (losses) on:
Unaffiliated securities	9,188,214	12,006,669
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	9,188,214	12,006,669

Net realized and unrealized gains (losses) on investments	50,744,149	29,213,550

Net increase in net assets resulting from operations	$55,263,557	$29,431,398

* Net of foreign dividend withholding taxes in the amount of	$44,239	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2014	Wells Fargo Advantage Allocation Funds	113

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,268,953	$56,123,075	$3,055,641	$18,013,443	$1,658,988	$891,373	$3,368,536
13,463	1,059,137	2,546	2,899	1,389	8,839	4,446
736,062	61,901	82,196	603,455	21,158	301,610	202,209
0	1,386	0	1,608	0	0	0

2,018,478	57,245,499	3,140,383	18,621,405	1,681,535	1,201,822	3,575,191

9,100,351	2,305,801	1,257,832	3,958,033	635,924	2,087,638	1,648,387
69,848	145,908	119,486	155,853	11,214	27,400	28,276
60,745	76,757	46,756	52,503	45,122	43,771	43,865
1,939	10,822	422	5,566	2,670	1,649	6,061
10,574	10,061	11,838	15,699	11,427	10,141	8,798
25,600	59,459	38,129	45,355	6,461	8,354	9,408

9,269,057	2,608,808	1,474,463	4,233,009	712,818	2,178,953	1,744,795
0	0	0	0	(2,751)	0	0

9,269,057	2,608,808	1,474,463	4,233,009	710,067	2,178,953	1,744,795

(7,250,579)	54,636,691	1,665,920	14,388,396	971,468	(977,131)	1,830,396

126,561,844	10,348,480	7,645,552	8,585,816	9,554,727	25,678,045	23,264,792
0	(8,568,156)	0	0	0	0	0
0	9,048,077	0	0	0	0	0

126,561,844	10,828,401	7,645,552	8,585,816	9,554,727	25,678,045	23,264,792

2,831,625	431,105,920	13,428,833	54,753,421	7,711,461	21,247,400	9,025,443
0	17,015,112	0	0	0	0	0
0	(1,985,250)	0	0	0	0	0

2,831,625	446,135,782	13,428,833	54,753,421	7,711,461	21,247,400	9,025,443

129,393,469	456,964,183	21,074,385	63,339,237	17,266,188	46,925,445	32,290,235

$122,142,890	$511,600,874	$22,740,305	$77,727,633	$18,237,656	$45,948,314	$34,120,631

$0	$7,887	$183,009	$1,882,099	$14,567	$6,578	$0

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Allocation Funds	Statements of operations—year ended May 31, 2014

	Core Bond Portfolio	Inflation-Protected Bond Portfolio

Investment income
Interest**	$67,132,024	$1,018,060
Income from affiliated securities	70,524	30
Securities lending income, net	20,435	0

Total investment income	67,222,983	1,018,090

Expenses
Advisory fee	10,606,873	215,342
Custody and accounting fees	193,431	9,586
Professional fees	78,544	40,950
Shareholder report expenses	11,572	1,842
Trustees’ fees and expenses	10,057	11,521
Other fees and expenses	62,208	8,695

Total expenses	10,962,685	287,936
Less: Fee waivers and/or expense reimbursements	(748,465)	(51,814)

Net expenses	10,214,220	236,122

Net investment income	57,008,763	781,968

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(25,697,925)	528,898
Futures transactions	0	(10,282)
TBA sale commitments	(33,531)	0

Net realized gains (losses) on investments	(25,731,456)	518,616

Net change in unrealized gains (losses) on:
Unaffiliated securities	44,957,828	(2,086,498)
Futures transactions	0	0
TBA sale commitments	46,020	0

Net change in unrealized gains (losses) on investments	45,003,848	(2,086,498)

Net realized and unrealized gains (losses) on investments	19,272,392	(1,567,882)

Net increase (decrease) in net assets resulting from operations	$76,281,155	$(785,914)

** Net of foreign interest withholding taxes in the amount of	$27,289	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2014	Wells Fargo Advantage Allocation Funds	115

Managed Fixed Income Portfolio	Stable Income Portfolio

$4,129,370	$444,307
4,968	2,233
6,829	0

4,141,167	446,540

445,215	74,818
17,798	10,550
56,132	57,089
2,421	615
10,054	11,880
6,789	6,656

538,409	161,608
(105,660)	(61,713)

432,749	99,895

3,708,418	346,645

(2,367,336)	14,420
0	(17,976)
0	0

(2,367,336)	(3,556)

2,165,201	20,507
0	(312)
0	0

2,165,201	20,195

(202,135)	16,639

$3,506,283	$363,284

$498	$0

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$4,519,408	$5,797,743
Net realized gains on investments	41,555,935	25,557,380
Net change in unrealized gains (losses) on investments	9,188,214	54,634,553

Net increase in net assets resulting from operations	55,263,557	85,989,676

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	24,307,963	19,812,149
Withdrawals	(109,777,604)	(83,570,402)

Net decrease in net assets resulting from capital share transactions	(85,469,641)	(63,758,253)

Total increase (decrease) in net assets	(30,206,084)	22,231,423

Net assets
Beginning of period	347,154,539	324,923,116

End of period	$316,948,455	$347,154,539

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	117

	Diversified Large Cap Growth Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$217,848	$768,223
Net realized gains on investments	17,206,881	15,571,692
Net change in unrealized gains (losses) on investments	12,006,669	11,859,205

Net increase in net assets resulting from operations	29,431,398	28,199,120

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	4,540,444	4,046,616
Withdrawals	(38,368,891)	(42,558,624)

Net decrease in net assets resulting from capital share transactions	(33,828,447)	(38,512,008)

Total decrease in net assets	(4,397,049)	(10,312,888)

Net assets
Beginning of period	147,845,393	158,158,281

End of period	$143,448,344	$147,845,393

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment loss	$(7,250,579)	$(4,657,230)
Net realized gains on investments	126,561,844	8,468,821
Net change in unrealized gains (losses) on investments	2,831,625	182,265,995

Net increase in net assets resulting from operations	122,142,890	186,077,586

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	100,196,552	43,331,221
Withdrawals	(172,012,866)	(182,428,836)

Net decrease in net assets resulting from capital share transactions	(71,816,314)	(139,097,615)

Total increase in net assets	50,326,576	46,979,971

Net assets
Beginning of period	1,045,872,077	998,892,106

End of period	$1,096,198,653	$1,045,872,077

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	119

	Index Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$54,636,691	$55,499,759
Net realized gains on investments	10,828,401	84,257,080
Net change in unrealized gains (losses) on investments	446,135,782	466,355,999

Net increase in net assets resulting from operations	511,600,874	606,112,838

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	110,111,813	103,522,576
Withdrawals	(397,250,633)	(480,245,028)

Net decrease in net assets resulting from capital share transactions	(287,138,820)	(376,722,452)

Total increase in net assets	224,462,054	229,390,386

Net assets
Beginning of period	2,612,889,114	2,383,498,728

End of period	$2,837,351,168	$2,612,889,114

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$1,665,920	$1,895,888
Net realized gains on investments	7,645,552	8,384,099
Net change in unrealized gains (losses) on investments	13,428,833	20,174,725

Net increase in net assets resulting from operations	22,740,305	30,454,712

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	13,505,034	29,169,783 [1]
Withdrawals	(18,531,879)	(29,751,222)

Net decrease in net assets resulting from capital share transactions	(5,026,845)	(581,439)

Total increase in net assets	17,713,460	29,873,273

Net assets
Beginning of period	138,394,740	108,521,467

End of period	$156,108,200	$138,394,740

1.	Amount includes $22,586,786 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	121

	International Value Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$14,388,396	$11,001,522
Net realized gains (losses) on investments	8,585,816	(3,085,904)
Net change in unrealized gains (losses) on investments	54,753,421	80,132,934

Net increase in net assets resulting from operations	77,727,633	88,048,552

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	31,602,874	74,737,541 [1]
Withdrawals	(19,826,023)	(29,346,621)

Net increase in net assets resulting from capital share transactions	11,776,851	45,390,920

Total increase in net assets	89,504,484	133,439,472

Net assets
Beginning of period	422,730,852	289,291,380

End of period	$512,235,336	$422,730,852

1.	Amount includes $22,429,789 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$971,468	$848,345
Net realized gains on investments	9,554,727	8,490,528
Net change in unrealized gains (losses) on investments	7,711,461	6,509,832

Net increase in net assets resulting from operations	18,237,656	15,848,705

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,607,068	51,038,318	[1]
Withdrawals	(22,199,921)	(21,361,580)

Net increase (decrease) in net assets resulting from capital share transactions	(20,592,853)	29,676,738

Total increase (decrease) in net assets	(2,355,197)	45,525,443

Net assets
Beginning of period	98,405,592	52,880,149

End of period	$96,050,395	$98,405,592

1.	Amount includes $50,059,057 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	123

	Small Company Growth Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment loss	$(977,131)	$(28,119)
Net realized gains on investments	25,678,045	14,699,969
Net change in unrealized gains (losses) on investments	21,247,400	28,484,637

Net increase in net assets resulting from operations	45,948,314	43,156,487

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	152,768,112	64,117,058
Withdrawals	(39,286,894)	(73,747,010)

Net increase (decrease) in net assets resulting from capital share transactions	113,481,218	(9,629,952)

Total increase in net assets	159,429,532	33,526,535

Net assets
Beginning of period	196,485,996	162,959,461

End of period	$355,915,528	$196,485,996

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$1,830,396	$1,093,425
Net realized gains on investments	23,264,792	13,278,991
Net change in unrealized gains (losses) on investments	9,025,443	36,327,755

Net increase in net assets resulting from operations	34,120,631	50,700,171

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	18,725,149	40,236,818 [1]
Withdrawals	(50,335,526)	(86,362,160)

Net decrease in net assets resulting from capital share transactions	(31,610,377)	(46,125,342)

Total increase in net assets	2,510,254	4,574,829

Net assets
Beginning of period	203,837,255	199,262,426

End of period	$206,347,509	$203,837,255

1.	Amount includes $14,416,889 related to an acquisition during the period. See Notes to Financial Statements for a discussion of the acquisition.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	125

	Core Bond Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$57,008,763	$65,763,655
Net realized gains (losses) on investments	(25,731,456)	129,092,808
Net change in unrealized gains (losses) on investments	45,003,848	(90,545,176)

Net increase in net assets resulting from operations	76,281,155	104,311,287

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	222,957,263	720,766,231
Withdrawals	(751,133,453)	(1,290,176,868)

Net decrease in net assets resulting from capital share transactions	(528,176,190)	(569,410,637)

Total decrease in net assets	(451,895,035)	(465,099,350)

Net assets
Beginning of period	3,348,436,794	3,813,536,144

End of period	$2,896,541,759	$3,348,436,794

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Inflation-Protected Bond Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$781,968	$1,198,434
Net realized gains on investments	518,616	3,992,715
Net change in unrealized gains (losses) on investments	(2,086,498)	(6,233,421)

Net decrease in net assets resulting from operations	(785,914)	(1,042,272)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	5,773,010	14,419,386
Withdrawals	(24,418,897)	(30,194,206)

Net decrease in net assets resulting from capital share transactions	(18,645,887)	(15,774,820)

Total decrease in net assets	(19,431,801)	(16,817,092)

Net assets
Beginning of period	66,632,218	83,449,310

End of period	$47,200,417	$66,632,218

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Allocation Funds	127

	Managed Fixed Income Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$3,708,418	$4,255,294
Net realized gains (losses) on investments	(2,367,336)	1,250,409
Net change in unrealized gains (losses) on investments	2,165,201	638,890

Net increase in net assets resulting from operations	3,506,283	6,144,593

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	21,095,774	33,069,218
Withdrawals	(21,367,204)	(71,853,951)

Net decrease in net assets resulting from capital share transactions	(271,430)	(38,784,733)

Total increase (decrease) in net assets	3,234,853	(32,640,140)

Net assets
Beginning of period	109,263,155	141,903,295

End of period	$112,498,008	$109,263,155

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Advantage Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Year ended May 31, 2014	Year ended May 31, 2013

Operations
Net investment income	$346,645	$515,102
Net realized losses on investments	(3,556)	(477,986)
Net change in unrealized gains (losses) on investments	20,195	937,982

Net increase in net assets resulting from operations	363,284	975,098

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	4,319,001	5,341,489
Withdrawals	(3,937,958)	(19,993,019)

Net increase (decrease) in net assets resulting from capital share transactions	381,043	(14,651,530)

Total increase (decrease) in net assets	744,327	(13,676,432)

Net assets
Beginning of period	24,064,207	37,740,639

End of period	$24,808,534	$24,064,207

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Allocation Funds	129

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses
C&B Large Cap Value Portfolio
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
Year ended May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
Year ended September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
Year ended September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
Diversified Large Cap Growth Portfolio
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
Year ended May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
Year ended September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
Year ended September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%
Emerging Growth Portfolio
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
Year ended May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
Year ended September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
Year ended September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
Index Portfolio
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
Year ended May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
Year ended September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
Year ended September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
International Growth Portfolio
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
Year ended May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
Year ended September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
Year ended September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
International Value Portfolio
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
Year ended May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
Year ended September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
Year ended September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
Large Company Value Portfolio
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
Year ended May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
Year ended September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
Year ended September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
Small Company Growth Portfolio
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
Year ended May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
Year ended September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
Year ended September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%

Please see footnotes on page 130.

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Advantage Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses
Small Company Value Portfolio
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
Year ended May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
Year ended September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
Year ended September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
Core Bond Portfolio
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
Year ended May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
Year ended May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
Inflation-Protected Bond Portfolio
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
Year ended May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
Year ended May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
Managed Fixed Income Portfolio
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
Year ended May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
Year ended May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
Stable Income Portfolio
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
Year ended May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
Year ended May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	131

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Advantage Index Portfolio (“Index Portfolio”), the Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), the Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), the Wells Fargo Advantage Core Bond Portfolio (“Core Bond Portfolio”), the Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), the Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), and the Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On May 31, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

132	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	133

When-issued transactions

The Portfolios may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When a Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When a Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing their investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Portfolios may enter into To Be Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

134	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Credit default swaps

The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. A Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. A Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. A Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to financial statements	Wells Fargo Advantage Allocation Funds	135

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$44,564,537	$0	$0	$44,564,537
Consumer staples	36,033,371	0	0	36,033,371
Energy	22,930,767	0	0	22,930,767
Financials	73,964,565	0	0	73,964,565
Health care	40,194,719	0	0	40,194,719
Industrials	30,563,379	0	0	30,563,379
Information technology	27,274,510	0	0	27,274,510
Materials	22,384,769	0	0	22,384,769
Preferred stocks
Consumer staples	0	1,572,414	0	1,572,414

Short-term investments
Investment companies	13,450,821	62,700	0	13,513,521
Total assets	$311,361,438	$1,635,114	$0	$312,996,552

136	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$31,542,179	$0	$0	$31,542,179
Consumer staples	7,024,854	0	0	7,024,854
Energy	7,335,463	0	0	7,335,463
Financials	10,201,018	0	0	10,201,018
Health care	20,055,124	0	0	20,055,124
Industrials	16,933,616	0	0	16,933,616
Information technology	33,562,382	0	0	33,562,382
Materials	5,363,300	0	0	5,363,300
Telecommunication services	1,344,159	0	0	1,344,159

Short-term investments
Investment companies	3,378,389	2,039,385	0	5,417,774
Total assets	$136,740,484	$2,039,385	$0	$138,779,869

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$134,723,253	$0	$0	$134,723,253
Consumer staples	22,520,190	0	0	22,520,190
Energy	71,623,589	0	0	71,623,589
Financials	86,197,235	0	0	86,197,235
Health care	323,035,108	0	0	323,035,108
Industrials	133,888,115	0	0	133,888,115
Information technology	295,914,814	0	0	295,914,814

Short-term investments
Investment companies	27,372,472	75,664,545	0	103,037,017
Total assets	$1,095,274,776	$75,664,545	$0	$1,170,939,321

Index Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$335,308,293	$0	$0	$335,308,293
Consumer staples	273,795,202	0	0	273,795,202
Energy	294,761,252	0	0	294,761,252
Financials	448,366,240	0	0	448,366,240
Health care	372,905,275	0	0	372,905,275
Industrials	300,799,258	0	0	300,799,258
Information technology	529,843,088	0	0	529,843,088
Materials	99,252,918	0	0	99,252,918
Telecommunication services	69,596,981	0	0	69,596,981
Utilities	86,054,263	0	0	86,054,263

Short-term investments
Investment companies	16,929,736	12,820,600	0	29,750,336
U.S. Treasury securities	3,749,880	0	0	3,749,880
	2,831,362,386	12,820,600	0	2,844,182,986
Futures contracts	43,090	0	0	43,090
Total assets	$2,831,405,476	$12,820,600	$0	$2,844,226,076

Notes to financial statements	Wells Fargo Advantage Allocation Funds	137

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Belgium	$6,885,267	$0	$0	$6,885,267
China	9,079,746	0	0	9,079,746
Denmark	1,637,938	0	0	1,637,938
France	11,124,519	0	0	11,124,519
Germany	20,925,177	0	0	20,925,177
Hong Kong	11,051,142	0	0	11,051,142
India	542,447	0	0	542,447
Indonesia	1,021,136	0	0	1,021,136
Ireland	4,670,689	0	0	4,670,689
Japan	21,083,913	0	0	21,083,913
Mexico	3,664,258	0	0	3,664,258
Netherlands	9,383,447	0	0	9,383,447
South Korea	1,815,313	0	0	1,815,313
Spain	1,607,482	0	0	1,607,482
Sweden	2,054,452	0	0	2,054,452
Switzerland	15,692,884	0	0	15,692,884
United Kingdom	27,383,739	60,894	0	27,444,633
United States	1,403,604	0	0	1,403,604

Participation notes	0	1,057,499	0	1,057,499

Preferred stocks
Germany	2,249,588	0	0	2,249,588

Short-term investments
Investment companies	1,926,644	7,563,796	0	9,490,440
Total assets	$155,203,385	$8,682,189	$0	$163,885,574

138	Wells Fargo Advantage Allocation Funds	Notes to financial statements

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Australia	$33,233,984	$0	$0	$33,233,984
Austria	8,734,869	0	0	8,734,869
Belgium	2,801,415	0	0	2,801,415
Brazil	5,703,075	0	0	5,703,075
Canada	12,415,383	0	0	12,415,383
China	12,088,259	0	0	12,088,259
Czech Republic	1,683,038	0	0	1,683,038
Finland	5,121,113	0	0	5,121,113
France	45,640,119	0	0	45,640,119
Germany	41,420,362	0	0	41,420,362
Hong Kong	6,426,394	0	0	6,426,394
India	6,614,502	0	0	6,614,502
Indonesia	784,213	0	0	784,213
Ireland	3,154,809	0	0	3,154,809
Israel	5,740,609	0	0	5,740,609
Italy	7,801,871	0	0	7,801,871
Japan	95,579,625	0	0	95,579,625
Liechtenstein	756,047	0	0	756,047
Malaysia	1,258,174	0	0	1,258,174
Netherlands	11,008,753	0	0	11,008,753
Norway	8,192,095	0	0	8,192,095
Poland	2,766,680	0	0	2,766,680
Russia	6,464,404	0	0	6,464,404
Singapore	2,033,333	0	0	2,033,333
South Africa	2,916,434	0	0	2,916,434
South Korea	11,915,663	0	0	11,915,663
Spain	8,773,630	0	0	8,773,630
Sweden	10,182,879	0	0	10,182,879
Switzerland	28,574,165	0	0	28,574,165
Taiwan	1,533,161	0	0	1,533,161
Thailand	3,534,511	0	0	3,534,511
United Kingdom	96,299,877	0	0	96,299,877

Preferred stocks
Brazil	5,365,984	0	0	5,365,984

Short-term investments
Investment companies	4,703,819	35,005,084	0	39,708,903
Total assets	$501,223,249	$35,005,084	$0	$536,228,333

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$6,507,833	$0	$0	$6,507,833
Consumer staples	4,534,937	0	0	4,534,937
Energy	13,320,674	0	0	13,320,674
Financials	26,528,673	0	0	26,528,673
Health care	12,083,232	0	0	12,083,232
Industrials	11,267,911	0	0	11,267,911
Information technology	7,797,570	0	0	7,797,570
Materials	3,092,430	0	0	3,092,430
Telecommunication services	2,665,755	0	0	2,665,755
Utilities	3,943,280	0	0	3,943,280

Short-term investments
Investment companies	1,199,198	896,000	0	2,095,198
Total assets	$92,941,493	$896,000	$0	$93,837,493

Notes to financial statements	Wells Fargo Advantage Allocation Funds	139

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$53,671,652	$0	$0	$53,671,652
Consumer staples	5,673,596	0	0	5,673,596
Energy	21,461,791	0	0	21,461,791
Financials	35,148,352	0	0	35,148,352
Health care	64,471,149	0	0	64,471,149
Industrials	49,612,702	0	0	49,612,702
Information technology	91,313,075	0	0	91,313,075
Materials	16,056,901	0	0	16,056,901

Short-term investments
Investment companies	17,008,429	37,186,513	0	54,194,942
Total assets	$354,417,647	$37,186,513	$0	$391,604,160

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks
Consumer discretionary	$34,016,873	$0	$0	$34,016,873
Consumer staples	4,055,004	0	0	4,055,004
Energy	9,625,442	0	0	9,625,442
Financials	75,283,348	0	0	75,283,348
Health care	10,098,010	0	0	10,098,010
Industrials	22,197,988	0	0	22,197,988
Information technology	25,193,621	0	0	25,193,621
Materials	12,587,906	0	0	12,587,906
Telecommunication services	1,021,183	0	0	1,021,183
Utilities	9,594,939	0	0	9,594,939

Warrants
Health care	0	16,087	0	16,087

Short-term investments
Investment companies	4,692,619	7,952,113	0	12,644,732
Total assets	$208,366,933	$7,968,200	$0	$216,335,133

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Agency securities	$0	$918,222,419	$0	$918,222,419

Asset-backed securities	0	372,759,966	0	372,759,966

Corporate bonds and notes	0	541,786,348	0	541,786,348

Municipal obligations	0	30,341,709	0	30,341,709

Non-agency mortgage backed securities	0	178,415,909	0	178,415,909

U.S. Treasury securities	851,544,440	0	0	851,544,440

Yankee corporate bonds and notes	0	157,181,737	0	157,181,737

Yankee government bonds	0	52,754,597	0	52,754,597

Short-term investments				0
Investment companies	81,690,682	622,500	0	82,313,182
Total assets	$933,235,122	$2,252,085,185	$0	$3,185,320,307

140	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Inflation-Protected Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

U.S. Treasury securities	$46,929,132	$0	$0	$46,929,132

Short-term investments
Investment companies	140,664	0	0	140,664
Total assets	$47,069,796	$0	$0	$47,069,796

Managed Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Agency securities	$0	$34,588,974	$0	$34,588,974

Asset-backed securities	0	2,353,725	0	2,353,725

Corporate bonds and notes	0	32,188,010	0	32,188,010

Municipal obligations	0	9,959,812	0	9,959,812

Non-agency mortgage backed securities	0	9,647,534	1,400,534	11,048,068

U.S. Treasury securities	13,245,596	0	0	13,245,596

Yankee corporate bonds and notes	0	6,342,897	0	6,342,897

Yankee government bonds	0	483,600	0	483,600

Short-term investments
Investment companies	1,637,127	217,000	0	1,854,127
Total assets	$14,882,723	$95,781,552	$1,400,534	$112,064,809

Stable Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Agency securities	$0	$9,574,742	$0	$9,574,742

Asset-backed securities	0	5,408,393	0	5,408,393

Corporate bonds and notes	0	6,087,510	0	6,087,510

Municipal obligations	0	402,265	0	402,265

Non-agency mortgage backed securities	0	675,672	0	675,672

Yankee corporate bonds and notes	0	976,875	0	976,875

Short-term investments
Investment companies	1,493,409	0	0	1,493,409
Futures contracts	1,094	0	0	1,094
Total assets	$1,494,503	$23,125,457	$0	$24,619,960

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended May 31, 2014, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

Notes to financial statements	Wells Fargo Advantage Allocation Funds	141

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Managed Fixed Income Portfolio	Non-agency mortgage backed securities
Balance as of May 31, 2013	$1,482,769
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	176,799
Purchases	0
Sales	(259,034)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of May 31, 2014	$1,400,534
Change in unrealized gains (losses) relating to securities still held at May 31, 2014.	$68,005

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Porfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Porfolio as follows:

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management and Phocas Financial Corporation as subadvisers.

The fees for sub-advisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each subadvisers’ portion the Portfolio.

142	Wells Fargo Advantage Allocation Funds	Notes to financial statements

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee				Effective rate for the year ended May 31, 2014			Subadvisory fee
	starting at		declining to				Subadviser	starting at	declining to
C&B Large Cap Value Portfolio	0.65%		0.55%		0.65%		Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65		0.55		0.65		WellsCap	0.30	0.20
Emerging Growth Portfolio	0.80	[1]	0.68	[1]	0.78	[1]	WellsCap	0.55	0.40
Index Portfolio	0.10		0.05		0.08		Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.85		0.70		0.85		Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.85		0.70		0.85		LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65		0.55		0.65		Phocas Financial Corporation	0.29	0.20
Small Company Growth Portfolio	0.80	[1]	0.68	[1]	0.80	[1]	Peregrine Capital Management, Inc.	0.50	0.45
Small Company Value Portfolio	0.80	[1]	0.68	[1]	0.80	[1]	Peregrine Capital Management, Inc.	0.45	0.40
Core Bond Portfolio	0.40		0.30		0.36		WellsCap	0.20	0.10
Inflation-Protected Bond Portfolio	0.40		0.30		0.40		WellsCap	0.20	0.10
Managed Fixed Income Portfolio	0.40		0.30		0.40		Galliard Capital Management, Inc.	0.20	0.10
Stable Income Portfolio	0.30	[2]	0.225	[2]	0.30		Galliard Capital Management, Inc.	0.15	0.05

1.	Prior to July 1, 2013, Funds Management received an annual advisory fee which started at 0.80% and declined to 0.70% as the average daily net assets of the Portfolio increased.

2.	Prior to July 1, 2013, Funds Management received an annual advisory fee which started at 0.35% and declined to 0.25% as the average daily net assets of the Portfolio increased.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2014 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$70,639,800	$0	$164,094,267
Diversified Large Cap Growth Portfolio	0	78,486,497	0	120,813,975
Emerging Growth Portfolio	0	716,437,918	0	806,549,180
Index Portfolio	0	126,442,453	0	302,788,927
International Growth Portfolio	0	66,395,476	0	66,851,606
International Value Portfolio	0	74,609,473	0	51,249,758
Large Company Value Portfolio	0	59,139,358	0	81,433,351
Small Company Growth Portfolio	0	296,785,557	0	193,466,271
Small Company Value Portfolio	0	94,562,034	0	122,741,483
Core Bond Portfolio	17,623,273,874	2,478,201,263	17,431,435,658	2,672,587,033
Inflation-Protected Bond Portfolio	4,607,298	0	22,308,411	0
Managed Fixed Income Portfolio	27,035,426	25,340,260	22,376,014	14,296,830
Stable Income Portfolio	1,224,647	8,909,421	1,225,000	5,824,057

Notes to financial statements	Wells Fargo Advantage Allocation Funds	143

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2014, Index Portfolio entered into futures contracts to gain market exposure. During the year ended May 31, 2014, Inflation-Protected Bond Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At May 31, 2014, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized gains
Index Portfolio	6/19/2014	Jefferies Bache	36 Long	S&P 500 Index	$17,293,500	$782,845
Stable Income Portfolio	9/30/2014	JPMorgan	20 Short	5 Year U.S. Treasury Notes	2,395,156	2,773

At May 31, 2014, Inflation-Protected Bond Portfolio did not have any open futures contracts.

At May 31, 2014, Stable Income Portfolio had segregated $18,000 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the year ended May 31, 2014 as follows:

	Long contracts	Short contracts
Index Portfolio	$39,750,249	$0
Inflation-Protected Bond Portfolio	294,964	114,544
Stable Income Portfolio	0	2,421,887

The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Index Portfolio	Futures – variation margin	Jefferies Bache	$43,090	$0	$0	$43,090
Stable Income Portfolio	Futures – variation margin	JPMorgan	1,094	0	0	1,094

7. ACQUISITIONS

After the close of business on April 19, 2013, International Growth Portfolio acquired the net assets of Wells Fargo Advantage International Index Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage International Index Portfolio with a fair value of $22,535,457, identified cost of $21,854,655, and unrealized gains of $680,802 at April 19, 2013 were the principal assets acquired by International Growth Portfolio. For financial reporting purposes, assets received by International Growth

144	Wells Fargo Advantage Allocation Funds	Notes to financial statements

Portfolio was recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage International Index Portfolio was carried forward to align ongoing reporting of International Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for International Growth Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment income	$2,276,123
Net realized and unrealized gains (losses) on investments	$31,301,977
Net increase in net assets resulting from operations	$33,578,100

After the close of business on April 19, 2013, International Value Portfolio acquired the net assets of Wells Fargo Advantage International Equity Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage International Equity Portfolio with a fair value of $22,369,294, identified cost of $22,824,592 and unrealized losses of $455,298 at April 19, 2013 were the principal assets acquired by International Value Portfolio. For financial reporting purposes, assets received by International Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage International Equity Portfolio was carried forward to align ongoing reporting of International Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for International Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment income	$21,429,816
Net realized and unrealized gains (losses) on investments	$71,515,531
Net increase in net assets resulting from operations	$92,945,347

After the close of business on April 19, 2013, Large Company Value Portfolio acquired the net assets of Wells Fargo Advantage Equity Value Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage Equity Value Portfolio with a fair value of $49,782,607, identified cost of $48,925,675 and unrealized gains of $856,932 at April 19, 2013 were the principal assets acquired by Large Company Value Portfolio. For financial reporting purposes, assets received by Large Company Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Equity Value Portfolio was carried forward to align ongoing reporting of Large Company Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2012, the beginning of the annual reporting period for Large Company Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been:

Net investment loss	$(3,466,147)
Net realized and unrealized gains (losses) on investments	$21,684,877
Net increase in net assets resulting from operations	$18,218,730

After the close of business on April 19, 2013, Small Company Value Portfolio acquired the net assets of Wells Fargo Advantage Small Cap Value Portfolio. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The investment portfolio of Wells Fargo Advantage Small Cap Value Portfolio with a fair value of $14,404,707, identified cost of $14,875,954, and unrealized losses of $471,247 at April 19, 2013, were the principal assets acquired by Small Company Value Portfolio. For financial reporting purposes, assets received by Small Company Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Small Cap Value Portfolio was carried forward to align ongoing reporting of Small Company Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisitions had been completed June 1, 2012, the beginning of the annual reporting period for Small Company Value Portfolio, the pro forma results of operations for the year ended May 31, 2013 would have been

Net investment income	$1,370,856
Net realized and unrealized gains (losses) on investments	$53,680,718
Net increase in net assets resulting from operations	$55,051,574

Notes to financial statements	Wells Fargo Advantage Allocation Funds	145

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors, countries or geographical regions. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector. Portfolios that focus their investments in particular countries or geographic regions may be particularly susceptible to economic and political events affecting those countries or regions. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector, country and/or geographical composition, as relevant.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

146	Wells Fargo Advantage Allocation Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio), of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio, thirteen of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2014, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the years in the five year then ended (except for the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio and Wells Fargo Advantage Small Company Value Portfolio which is for the years in the three year period then ended, for the period from October 1, 2010 through May 31, 2011, and for each of the years in the two year period ended September 30, 2010. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2014, the results of their operations, changes in their net assets, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 28, 2014

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	147

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended May 31, 2014:

Dividends-received deduction
Growth Balanced Fund	56.87%
Moderate Balanced Fund	28.76

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended May 31, 2014 have been designated as qualified dividend income (QDI):

QDI
Growth Balanced Fund	$2,171,279
Moderate Balanced Fund	407,953

For the fiscal year ended May 31, 2014, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Growth Balanced Fund	$1,307,130
Moderate Balanced Fund	705,228

For the fiscal year ended May 31, 2014, the percentage of ordinary income distributed that was derived from interest on U.S government securities was as follows:

% from U.S. government securities
Growth Balanced Fund	6.60%
Moderate Balanced Fund	7.85

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

148	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	149

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Jeremy DePalma acts as Treasurer of Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 55 other funds and Assistant Treasurer of 73 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 62 other funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

150	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Stable Income Portfolio

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at in-persons meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Funds Trust Board reviewed an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Wells Fargo Advantage Growth Balanced Fund and Wells Fargo Advantage Moderate Balanced Fund (individually, a “Gateway Fund” and collectively, the “Gateway Funds”). The Master Trust Board reviewed an investment advisory agreement with Funds Management for each of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Stable Income Portfolio (individually, a “Master Portfolio” and collectively, the “Master Portfolios”). The Gateway Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Master Trust Board also reviewed: (i) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for each of the Core Bond Portfolio, Diversified Large Cap Growth Portfolio, Emerging Growth Portfolio, and Inflation-Protected Bond Portfolio and; (ii) an investment sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”) for the International Growth Portfolio; (iii) an investment sub-advisory agreement with Cooke & Bieler L.P. (“Cooke & Bieler”) for the C&B Large Cap Value Portfolio; (iv) an investment sub-advisory agreement with LSV Asset Management (“LSV”) for the International Value Portfolio; (v) an investment sub-advisory agreement with Peregrine Capital Management, Inc. (“Peregrine”) for each of the Small Company Growth Portfolio and Small Company Value Portfolio; (vi) an investment sub-advisory agreement with Golden Capital Management, LLC (“Golden”) for the Index Portfolio; (vii) an investment sub-advisory agreement with Phocas Financial Corporation (“Phocas”) for the Large Company Value Portfolio; and (viii) an investment sub-advisory agreement with Galliard Capital Management, Inc. (“Galliard”) for Managed Fixed Income Portfolio and Stable Income Portfolio. The investment advisory agreements with Funds Management and the sub-advisory agreements with Wells Capital Management, Artisan, Cooke & Bieler, LSV, Peregrine, Golden, Phocas and Galliard (collectively, the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.” The Gateway Funds are gateway blended funds that each invests all of their assets in multiple Master Portfolios.

At each of the March Meeting and the May Meeting, the Boards received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	151

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After their deliberations, the Boards unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Boards considered the continuation of the Advisory Agreements for the Funds as part of their consideration of the continuation of advisory agreements for funds across the complex, but their approvals were made on a fund-by-fund basis.

The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2013. The Boards also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Gateway Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Growth Balanced Fund was higher than or in range of the average performance of its Universe for all periods under review; and (ii) the performance of the Moderate Balanced Fund was higher than or in range of the average performance of its Universe for all periods under review except for the ten-year period.

The Funds Trust Board also noted that the performance of each Gateway Fund relative to its respective benchmark was as follows: (i) the performance of the Growth Balanced Fund was higher than its benchmark, the Growth Balanced Composite Index, which is a proprietary index used by the Funds Trust Board to help it assess the Growth Balanced Fund’s relative performance, for all periods under review except for the ten-year period; and (ii) the performance of the Moderate Balanced Fund was higher than its benchmark, the Moderate Balanced Composite Index, which is a proprietary index used by the Funds Trust Board to help it assess the Moderate Balanced Fund’s relative performance, for all periods under review except for the ten-year period.

The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance of the Growth Balanced Fund relative to its Universe for the ten-year period, and the underperformance of the Moderate Balanced Fund relative to its Universe and benchmark for the ten-year period. The Funds Trust Board noted the positive relative performance of the Gateway Funds over the one-, three- and five-year periods and was satisfied with the information it received.

152	Wells Fargo Advantage Allocation Funds	Other information (unaudited)

The Master Trust Board took note of the performance of the Master Portfolios in the context of reviewing the performance of the Gateway Funds.

The Funds Trust Board also received and considered information regarding each Gateway Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at the Gateway Fund and Master Portfolio levels (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to each Gateway Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of the Growth Balanced Fund were equal to or lower than the median net operating expense ratios of its expense Groups for all share classes. The Funds Trust Board also noted that the net operating expense ratios of the Moderate Balanced Fund were in range of or lower than the median net operating expense ratios of its expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Funds Trust Board noted that the Gateway Funds are gateway blended funds that invest all of their assets in multiple master portfolios, and therefore pay an advisory fee to Funds Management. The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Gateway Funds, on a combined basis with each Gateway Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of each Gateway Fund, which include the advisory fees paid at the Master Portfolio level, with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of the Growth Balanced Fund were lower than the average rates for its respective expense Groups for all share classes. The Funds Trust Board also noted that the Management Rates of the Moderate Balanced Fund were lower than the average rates for its respective expense Groups for all share classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were equal to the median rate for the Master Portfolio’s respective expense Group.

The Master Trust Board also received and considered information about the portions of the total advisory fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Master Portfolios sub-advised by Artisan, Cooke & Bieler, LSV and Phocas, the Master Trust Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the respective Master Portfolio. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and WellsCap, Peregrine, Golden and Galliard, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to Artisan, Cooke & Bieler, LSV and Phocas, the Master Trust Board considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

Other information (unaudited)	Wells Fargo Advantage Allocation Funds	153

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on their consideration of the factors and information they deemed relevant, including those described here, in light of the services covered by the Advisory Agreements, both Boards determined that the Advisory Agreement Rates were reasonable and the Master Trust Board determined that the Sub-Advisory Agreement Rates were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Boards did not receive or consider to be necessary separate profitability information with respect to WellsCap, Peregrine, Golden or Galliard, because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis. The Board did not receive or consider profitability information with respect to Artisan, Cooke & Bieler, LSV and Phocas, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on their review, the Boards did not deem the profits reported by Funds Management to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Boards noted the existence of breakpoints in each Master Portfolio’s advisory fee and each Gateway Fund’s administration fee, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, Peregrine, Golden and Galliard, and by Artisan, Cooke & Bieler, LSV and Phocas, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, Peregrine, Golden and Galliard, or by Artisan, Cooke & Bieler, LSV or Phocas, were unreasonable.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable.

154	Wells Fargo Advantage Allocation Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

225491 07-14 AAFLD/AR110 05-14

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended May 31, 2014	Fiscal year ended May 31, 2013
Audit fees	$411,830	$402,580
Audit-related fees	—	—
Tax fees (1)	72,580	70,890
All other fees	—	—

	$484,410	$473,470

(1)	Tax fees consist of fees for tax compliance, tax advice and tax planning. Amounts include excise tax fees which are billed in December of each year.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The summary portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form. The portfolio of investments for Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio are filed under this Item.

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Index Portfolio	1

Security name	Shares	Value

Common Stocks: 99.06%

Consumer Discretionary: 11.82%

Auto Components: 0.42%
BorgWarner Incorporated	37,342	$2,348,438
Delphi Automotive plc	45,677	3,154,454
Johnson Controls Incorporated	108,780	5,260,601
The Goodyear Tire & Rubber Company	45,155	1,190,737

		11,954,230

Automobiles: 0.73%
Ford Motor Company	646,072	10,621,424
General Motors Company	213,558	7,384,836
Harley-Davidson Incorporated	36,049	2,568,131

		20,574,391

Distributors: 0.08%
Genuine Parts Company	25,183	2,174,048

Diversified Consumer Services: 0.06%
Graham Holdings Company Class B	714	483,335
H&R Block Incorporated	44,922	1,337,777

		1,821,112

Hotels, Restaurants & Leisure: 1.67%
Carnival Corporation	71,795	2,873,954
Chipotle Mexican Grill Incorporated †	5,082	2,780,311
Darden Restaurants Incorporated	21,504	1,077,780
International Game Technology	40,414	507,196
Marriott International Incorporated Class A	36,223	2,232,061
McDonald’s Corporation	162,161	16,447,990
Starbucks Corporation	123,831	9,069,382
Starwood Hotels & Resorts Worldwide Incorporated	31,441	2,510,564
Wyndham Worldwide Corporation	20,992	1,551,939
Wynn Resorts Limited	13,264	2,851,362
Yum! Brands Incorporated	72,560	5,609,614

		47,512,153

Household Durables: 0.39%
D.R. Horton Incorporated	46,646	1,104,577
Garmin Limited «	20,141	1,186,506
Harman International Industries Incorporated	11,104	1,166,253
Leggett & Platt Incorporated	22,754	771,816
Lennar Corporation	28,799	1,177,879
Mohawk Industries Incorporated †	10,005	1,357,278
Newell Rubbermaid Incorporated	45,689	1,337,774
Pulte Homes Incorporated	56,218	1,099,624
Whirlpool Corporation	12,690	1,821,650

		11,023,357

2	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2014

Security name	Shares	Value

Internet & Catalog Retail: 1.31%
Amazon.com Incorporated †	60,941	$19,047,110
Expedia Incorporated	16,754	1,228,068
Netflix Incorporated †	9,798	4,093,898
priceline.com Incorporated †	8,542	10,922,057
TripAdvisor Incorporated †	18,174	1,765,968

		37,057,101

Leisure Products: 0.11%
Hasbro Incorporated	19,091	1,025,187
Mattel Incorporated	55,758	2,165,083

		3,190,270

Media: 3.58%
Cablevision Systems Corporation New York Group Class A «	35,075	618,372
CBS Corporation Class B	90,402	5,388,863
Comcast Corporation Class A	427,002	22,289,504
DIRECTV Group Incorporated †	77,619	6,398,910
Discovery Communications Incorporated Class A †	36,435	2,804,038
Gannett Company Incorporated	37,247	1,035,094
Interpublic Group of Companies Incorporated	69,466	1,328,190
News Corporation Class A †	81,574	1,391,652
Omnicom Group Incorporated	42,299	3,009,574
Scripps Networks Interactive Incorporated	17,974	1,374,292
The Walt Disney Company	266,929	22,424,705
Time Warner Cable Incorporated	45,452	6,416,004
Time Warner Incorporated	146,235	10,211,590
Twenty-First Century Fox Incorporated	317,941	11,258,291
Viacom Incorporated Class B	65,282	5,570,513

		101,519,592

Multiline Retail: 0.64%
Dollar General Corporation †	48,267	2,595,799
Dollar Tree Incorporated †	34,090	1,807,793
Family Dollar Stores Incorporated	15,655	917,383
Kohl’s Corporation	32,975	1,795,159
Macy’s Incorporated	60,364	3,615,200
Nordstrom Incorporated	23,440	1,595,326
Target Corporation	103,548	5,877,384

		18,204,044

Specialty Retail: 2.02%
AutoNation Incorporated †	10,338	591,023
AutoZone Incorporated †	5,522	2,940,465
Bed Bath & Beyond Incorporated †	34,881	2,122,509
Best Buy Company Incorporated	44,779	1,238,587
CarMax Incorporated †	36,568	1,620,328
GameStop Corporation Class A «	18,972	718,090
Gap Incorporated	43,395	1,789,176
Home Depot Incorporated	230,694	18,508,580

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
L Brands Incorporated	39,945	$2,292,444
Lowe’s Companies Incorporated	171,326	8,066,028
O’Reilly Automotive Incorporated †	17,425	2,578,029
PetSmart Incorporated	16,993	976,588
Ross Stores Incorporated	35,207	2,409,919
Staples Incorporated	106,600	1,199,250
Tiffany & Company	18,040	1,793,356
TJX Companies Incorporated	116,508	6,343,861
Tractor Supply Company	22,862	1,486,487
Urban Outfitters Incorporated †	16,687	559,348

		57,234,068

Textiles, Apparel & Luxury Goods: 0.81%
Coach Incorporated	45,473	1,851,206
Fossil Group Incorporated †	7,875	824,985
Michael Kors Holdings Limited †	29,392	2,774,017
Nike Incorporated Class B	121,849	9,371,407
PVH Corporation	13,371	1,760,025
Ralph Lauren Corporation	9,686	1,486,607
Under Armour Incorporated Class A †	26,352	1,338,418
VF Corporation	57,716	3,637,262

		23,043,927

Consumer Staples: 9.65%

Beverages: 2.08%
Brown-Forman Corporation Class B	26,555	2,460,852
Coca-Cola Enterprises Incorporated	38,933	1,776,902
Constellation Brands Incorporated Class A †	27,399	2,305,078
Dr Pepper Snapple Group Incorporated	32,317	1,864,691
Molson Coors Brewing Company	25,941	1,705,102
Monster Beverage Corporation †	22,143	1,536,281
PepsiCo Incorporated	249,409	22,030,297
The Coca-Cola Company	620,721	25,393,696

		59,072,899

Food & Staples Retailing: 2.31%
Costco Wholesale Corporation	72,035	8,357,501
CVS Caremark Corporation	193,704	15,170,897
Safeway Incorporated	37,727	1,295,545
Sysco Corporation	95,829	3,596,462
The Kroger Company	84,617	4,039,616
Wal-Mart Stores Incorporated	265,040	20,347,121
Walgreen Company	143,203	10,297,728
Whole Foods Market Incorporated	60,936	2,330,193

		65,435,063

Food Products: 1.66%
Archer Daniels Midland Company	107,854	4,846,959
Campbell Soup Company	29,297	1,344,732

4	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2014

Security name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	68,871	$2,224,533
General Mills Incorporated	102,311	5,619,943
Hormel Foods Corporation	22,056	1,085,376
JM Smucker Company	16,986	1,742,764
Kellogg Company	42,068	2,901,851
Keurig Green Mountain Incorporated	21,157	2,386,086
Kraft Foods Group Incorporated	97,687	5,808,469
McCormick & Company Incorporated	21,487	1,553,725
Mead Johnson Nutrition Company	33,036	2,955,731
Mondelez International Incorporated Class A	278,652	10,482,888
The Hersey Company	24,565	2,391,157
Tyson Foods Incorporated Class A	44,039	1,869,896

		47,214,110

Household Products: 1.92%
Clorox Company	21,282	1,907,293
Colgate-Palmolive Company	143,013	9,782,089
Kimberly-Clark Corporation	62,153	6,982,890
Procter & Gamble Company	444,180	35,885,302

		54,557,574

Personal Products: 0.15%
Avon Products Incorporated	71,090	1,015,876
Estee Lauder Companies Incorporated Class A	41,870	3,208,079

		4,223,955

Tobacco: 1.53%
Altria Group Incorporated	326,467	13,567,969
Lorillard Incorporated	59,336	3,688,919
Philip Morris International	259,685	22,992,510
Reynolds American Incorporated	51,018	3,042,203

		43,291,601

Energy: 10.39%

Energy Equipment & Services: 1.99%
Baker Hughes Incorporated	71,620	5,050,642
Cameron International Corporation †	33,450	2,139,128
Diamond Offshore Drilling Incorporated «	11,388	581,471
Ensco plc Class A ADR	38,260	2,014,772
FMC Technologies Incorporated †	38,663	2,244,774
Halliburton Company	139,388	9,010,040
Helmerich & Payne Incorporated	17,616	1,936,879
Nabors Industries Limited	42,745	1,121,201
National Oilwell Varco Incorporated	70,201	5,747,356
Noble Corporation plc	41,633	1,309,774
Rowan Companies plc	20,353	630,129
Schlumberger Limited	214,165	22,281,727
Transocean Limited «	55,594	2,362,189

		56,430,082

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 8.40%
Anadarko Petroleum Corporation	82,527	$8,488,727
Apache Corporation	64,663	6,027,885
Cabot Oil & Gas Corporation	69,171	2,506,757
Chesapeake Energy Corporation	82,945	2,382,180
Chevron Corporation	312,751	38,402,695
ConocoPhillips Company	200,859	16,056,668
CONSOL Energy Incorporated	37,541	1,658,186
Denbury Resources Incorporated	58,317	984,974
Devon Energy Corporation	62,735	4,636,117
EOG Resources Incorporated	89,484	9,467,407
EQT Corporation	24,719	2,641,967
Exxon Mobil Corporation	707,900	71,165,187
Hess Corporation	44,766	4,087,136
Kinder Morgan Incorporated	109,749	3,664,519
Marathon Oil Corporation	114,173	4,185,582
Marathon Petroleum Corporation	48,255	4,313,514
Murphy Oil Corporation	28,208	1,739,587
Newfield Exploration Company †	22,331	814,635
Noble Energy Incorporated	58,959	4,249,175
Occidental Petroleum Corporation	130,195	12,979,140
ONEOK Incorporated	34,044	2,195,498
Peabody Energy Corporation	44,444	718,215
Phillips 66	96,264	8,162,225
Pioneer Natural Resources Company	23,412	4,920,266
QEP Resources Incorporated	29,378	938,333
Range Resources Corporation	26,815	2,492,454
Southwestern Energy Company †	57,816	2,628,894
Spectra Energy Corporation	109,787	4,455,156
Tesoro Corporation	21,591	1,213,414
The Williams Companies Incorporated	112,120	5,265,155
Valero Energy Corporation	87,235	4,889,522

		238,331,170

Financials: 15.80%

Banks: 5.83%
Bank of America Corporation	1,731,259	26,211,261
Branch Banking & Trust Corporation	116,457	4,416,049
Citigroup Incorporated	497,429	23,662,698
Comerica Incorporated	29,827	1,430,801
Fifth Third Bancorp	139,484	2,885,924
Huntington Bancshares Incorporated	136,169	1,262,287
JPMorgan Chase & Company	620,353	34,473,016
KeyCorp	145,700	1,994,633
M&T Bank Corporation «	21,466	2,605,328
PNC Financial Services Group Incorporated	87,490	7,460,272
Regions Financial Corporation	232,548	2,369,664
SunTrust Banks Incorporated	87,589	3,356,410
US Bancorp	298,568	12,596,584
Wells Fargo & Company (l)	784,410	39,832,340
Zions Bancorporation	30,285	865,848

		165,423,115

6	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2014

Security name	Shares	Value

Capital Markets: 2.03%
Ameriprise Financial Incorporated	31,269	$3,521,202
Bank of New York Mellon Corporation	185,943	6,426,190
BlackRock Incorporated	20,581	6,275,147
Charles Schwab Corporation	191,457	4,826,631
E*TRADE Financial Corporation †	47,224	961,953
Franklin Resources Incorporated	66,140	3,651,589
Goldman Sachs Group Incorporated	68,977	11,023,214
Invesco Limited	70,958	2,604,159
Legg Mason Incorporated	17,170	838,583
Morgan Stanley	229,793	7,091,412
Northern Trust Corporation	36,543	2,207,197
State Street Corporation	70,710	4,615,242
T. Rowe Price Group Incorporated	42,932	3,500,246

		57,542,765

Consumer Finance: 0.94%
American Express Company	149,699	13,697,459
Capital One Financial Corporation	93,838	7,402,880
Discover Financial Services	77,142	4,561,406
Navient Corporation	70,229	1,109,618

		26,771,363

Diversified Financial Services: 1.89%
Berkshire Hathaway Incorporated Class B †	294,904	37,847,979
CME Group Incorporated	51,694	3,721,968
IntercontinentalExchange Group Incorporated	18,833	3,698,801
Leucadia National Corporation	51,300	1,315,845
McGraw-Hill Financial Incorporated	44,395	3,630,179
Moody’s Corporation	30,807	2,635,231
The NASDAQ OMX Group Incorporated	19,151	725,823

		53,575,826

Insurance: 2.81%
ACE Limited	55,151	5,719,710
AFLAC Incorporated	74,671	4,572,105
Allstate Corporation	73,243	4,267,137
American International Group Incorporated	239,842	12,968,257
Aon plc	49,326	4,436,380
Assurant Incorporated	11,736	795,818
Chubb Corporation	40,234	3,728,082
Cincinnati Financial Corporation	24,107	1,181,725
Genworth Financial Incorporated †	81,149	1,378,722
Lincoln National Corporation	43,199	2,071,824
Loews Corporation	50,136	2,162,366
Marsh & McLennan Companies Incorporated	89,834	4,515,955
MetLife Incorporated	184,056	9,373,972
Principal Financial Group Incorporated	45,023	2,105,726
Prudential Financial Incorporated	75,848	6,231,672
The Hartford Financial Services Group Incorporated	73,119	2,533,573

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
The Progressive Corporation	89,717	$2,245,617
The Travelers Companies Incorporated	57,718	5,393,747
Torchmark Corporation	14,507	1,174,052
Unum Group	42,502	1,441,243
XL Group plc	45,223	1,467,939

		79,765,622

Real Estate Management & Development: 0.05%
CBRE Group Incorporated †	45,681	1,363,121

REITs: 2.20%
American Tower Corporation	64,711	5,800,047
Apartment Investment & Management Company Class A	23,934	753,442
AvalonBay Communities Incorporated	19,929	2,826,729
Boston Properties Incorporated	25,065	3,024,844
Crown Castle International Corporation	54,726	4,199,126
Equity Residential Company Limited	55,011	3,399,680
Essex Property Trust Incorporated	10,087	1,825,344
General Growth Properties Incorporated	85,410	2,035,320
HCP Incorporated	74,893	3,126,783
Health Care REIT Incorporated	47,503	3,003,615
Host Hotels & Resorts Incorporated	123,968	2,735,974
Kimco Realty Corporation	67,129	1,538,597
Plum Creek Timber Company	29,011	1,308,396
Prologis Incorporated	81,846	3,397,427
Public Storage Incorporated	23,685	4,082,820
Simon Property Group Incorporated	51,482	8,569,694
The Macerich Company	23,025	1,520,571
Ventas Incorporated	48,209	3,220,361
Vornado Realty Trust	28,533	3,055,314
Weyerhaeuser Company	95,762	3,008,842

		62,432,926

Thrifts & Mortgage Finance: 0.05%
Hudson City Bancorp Incorporated	77,908	761,161
People’s United Financial Incorporated	50,824	730,341

		1,491,502

Health Care: 13.14%

Biotechnology: 2.45%
Alexion Pharmaceuticals Incorporated †	32,408	5,390,099
Amgen Incorporated	123,684	14,346,107
Biogen Idec Incorporated †	38,726	12,367,923
Celgene Corporation †	66,514	10,178,637
Gilead Sciences Incorporated †	251,995	20,464,514
Regeneron Pharmaceuticals Incorporated †	12,901	3,960,091
Vertex Pharmaceuticals Incorporated †	38,624	2,790,970

		69,498,341

8	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2014

Security name	Shares	Value

Health Care Equipment & Supplies: 2.05%
Abbott Laboratories	252,784	$10,113,888
Baxter International Incorporated	88,984	6,621,299
Becton Dickinson & Company	31,620	3,721,674
Boston Scientific Corporation †	216,928	2,783,186
C.R. Bard Incorporated	12,709	1,879,788
CareFusion Corporation †	34,137	1,465,501
Covidien plc	73,841	5,398,516
DENTSPLY International Incorporated	23,232	1,098,641
Edwards Lifesciences Corporation †	17,568	1,426,522
Intuitive Surgical Incorporated †	6,253	2,311,984
Medtronic Incorporated	163,952	10,005,991
St. Jude Medical Incorporated	46,493	3,017,396
Stryker Corporation	48,284	4,079,515
Varian Medical Systems Incorporated †	16,964	1,398,682
Zimmer Holdings Incorporated	27,737	2,894,356

		58,216,939

Health Care Providers & Services: 2.07%
Aetna Incorporated	59,417	4,607,788
AmerisourceBergen Corporation	37,547	2,747,689
Cardinal Health Incorporated	56,172	3,967,428
CIGNA Corporation	44,815	4,023,491
DaVita HealthCare Partners Incorporated †	28,989	2,046,334
Express Scripts Holding Company †	127,129	9,085,910
Humana Incorporated	25,234	3,140,624
Laboratory Corporation of America Holdings †	13,974	1,433,453
McKesson Corporation	37,699	7,149,238
Patterson Companies Incorporated	13,449	526,663
Quest Diagnostics Incorporated	23,640	1,415,800
Tenet Healthcare Corporation †	15,889	746,783
UnitedHealth Group Incorporated	162,048	12,903,882
WellPoint Incorporated	46,272	5,014,034

		58,809,117

Health Care Technology: 0.09%
Cerner Corporation †	48,457	2,619,101

Life Sciences Tools & Services: 0.45%
Agilent Technologies Incorporated	54,621	3,110,120
PerkinElmer Incorporated	18,487	831,360
Thermo Fisher Scientific Incorporated	64,183	7,503,635
Waters Corporation †	13,953	1,397,532

		12,842,647

Pharmaceuticals: 6.03%
Abbvie Incorporated	260,229	14,138,242
Actavis plc †	28,537	6,036,717
Allergan Incorporated	48,895	8,187,957
Bristol-Myers Squibb Company	269,326	13,396,275

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Index Portfolio	9

Security name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	161,418	$9,662,481
Forest Laboratories Incorporated †	39,068	3,702,865
Hospira Incorporated †	27,270	1,340,866
Johnson & Johnson	463,427	47,019,303
Merck & Company Incorporated	481,729	27,872,840
Mylan Laboratories Incorporated †	60,926	3,036,552
Perrigo Company plc	21,910	3,027,962
Pfizer Incorporated	1,045,643	30,982,402
Zoetis Incorporated	81,911	2,514,668

		170,919,130

Industrials: 10.60%

Aerospace & Defense: 2.73%
Boeing Company	112,041	15,153,545
General Dynamics Corporation	53,264	6,291,544
Honeywell International Incorporated	128,456	11,965,676
L-3 Communications Holdings Incorporated	14,064	1,704,135
Lockheed Martin Corporation	44,231	7,238,403
Northrop Grumman Corporation	35,506	4,315,754
Precision Castparts Corporation	23,791	6,018,647
Raytheon Company	51,522	5,027,002
Rockwell Collins Incorporated	22,146	1,750,420
Textron Incorporated	46,279	1,815,062
United Technologies Corporation	137,938	16,031,154

		77,311,342

Air Freight & Logistics: 0.76%
C.H. Robinson Worldwide Incorporated	24,320	1,455,795
Expeditors International of Washington Incorporated	33,198	1,510,841
FedEx Corporation	45,506	6,560,145
United Parcel Service Incorporated Class B	116,416	12,093,294

		21,620,075

Airlines: 0.30%
Delta Air Lines Incorporated	139,144	5,553,237
Southwest Airlines Company	114,999	3,041,724

		8,594,961

Building Products: 0.07%
Allegion plc	14,700	770,133
Masco Corporation	58,386	1,243,622

		2,013,755

Commercial Services & Supplies: 0.47%
Cintas Corporation	16,492	1,024,483
Iron Mountain Incorporated	27,921	869,460
Pitney Bowes Incorporated	33,179	916,736
Republic Services Incorporated	44,307	1,568,468

10	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2014

Security name	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Incorporated †	13,951	$1,595,576
The ADT Corporation	30,030	966,966
Tyco International Limited	75,407	3,290,761
Waste Management Incorporated	70,816	3,164,059

		13,396,509

Construction & Engineering: 0.15%
Fluor Corporation	26,268	1,972,201
Jacobs Engineering Group Incorporated †	21,608	1,189,953
Quanta Services Incorporated †	35,672	1,211,064

		4,373,218

Electrical Equipment: 0.65%
AMETEK Incorporated	40,147	2,131,003
Eaton Corporation plc	77,863	5,737,724
Emerson Electric Company	115,162	7,684,760
Rockwell Automation Incorporated	22,735	2,752,754

		18,306,241

Industrial Conglomerates: 2.42%
3M Company	103,133	14,701,609
Danaher Corporation	98,405	7,717,904
General Electric Company	1,643,615	44,032,446
Roper Industries Incorporated	16,308	2,310,517

		68,762,476

Machinery: 1.72%
Caterpillar Incorporated	104,487	10,681,706
Cummins Incorporated	28,441	4,349,482
Deere & Company	60,564	5,521,620
Dover Corporation	27,852	2,428,137
Flowserve Corporation	22,539	1,662,026
Illinois Tool Works Incorporated	64,033	5,542,056
Ingersoll-Rand plc	42,359	2,533,915
Joy Global Incorporated «	16,404	937,489
Paccar Incorporated	58,041	3,677,478
Pall Corporation	17,983	1,523,879
Parker Hannifin Corporation	24,430	3,059,369
Pentair Limited	32,331	2,413,186
Snap-On Incorporated	9,522	1,116,645
Stanley Black & Decker Incorporated	25,491	2,227,913
Xylem Incorporated	30,254	1,128,474

		48,803,375

Professional Services: 0.19%
Dun & Bradstreet Corporation	6,159	635,917
Equifax Incorporated	19,993	1,415,304
Nielsen Holdings NV	46,549	2,246,455
Robert Half International Incorporated	22,520	1,026,687

		5,324,363

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Index Portfolio	11

Security name	Shares	Value

Road & Rail: 0.97%
CSX Corporation	165,063	$4,852,852
Kansas City Southern	18,061	1,941,919
Norfolk Southern Corporation	50,737	5,111,753
Ryder System Incorporated	8,748	759,239
Union Pacific Corporation	74,547	14,854,981

		27,520,744

Trading Companies & Distributors: 0.17%
Fastenal Company «	44,728	2,180,490
W.W. Grainger Incorporated	10,031	2,591,709

		4,772,199

Information Technology: 18.68%

Communications Equipment: 1.77%
Cisco Systems Incorporated	843,877	20,776,252
F5 Networks Incorporated †	12,405	1,346,563
Harris Corporation	17,496	1,351,566
Juniper Networks Incorporated †	77,542	1,896,677
Motorola Solutions Incorporated	37,013	2,495,416
QUALCOMM Incorporated	277,031	22,287,144

		50,153,618

Electronic Equipment, Instruments & Components: 0.44%
Amphenol Corporation Class A	25,916	2,482,753
Corning Incorporated	214,353	4,565,719
FLIR Systems Incorporated	23,078	805,653
Jabil Circuit Incorporated	30,743	578,583
TE Connectivity Limited	67,203	3,995,890

		12,428,598

Internet Software & Services: 3.09%
Akamai Technologies Incorporated †	29,248	1,589,336
eBay Incorporated †	190,880	9,683,342
Facebook Incorporated Class A †	279,856	17,714,885
Google Incorporated Class A †	46,243	26,434,811
Google Incorporated Class C †	46,243	25,941,398
VeriSign Incorporated «†	20,583	1,030,797
Yahoo! Incorporated †	153,782	5,328,546

		87,723,115

IT Services: 3.40%
Accenture plc	104,351	8,499,389
Alliance Data Systems Corporation †	8,711	2,230,452
Automatic Data Processing Incorporated	78,932	6,289,302
Cognizant Technology Solutions Corporation Class A †	99,507	4,837,035
Computer Sciences Corporation	23,867	1,500,996
Fidelity National Information Services Incorporated	47,617	2,578,461
Fiserv Incorporated †	41,690	2,505,986

12	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2014

Security name	Shares	Value

IT Services (continued)
International Business Machines Corporation	160,356	$29,563,232
MasterCard Incorporated	167,165	12,779,764
Paychex Incorporated	53,102	2,183,023
Teradata Corporation †	26,080	1,095,099
Total System Services Incorporated	27,082	819,501
Visa Incorporated Class A	83,039	17,839,268
Western Union Company	89,762	1,451,452
Xerox Corporation	182,469	2,253,492

		96,426,452

Semiconductors & Semiconductor Equipment: 2.15%
Altera Corporation	52,023	1,723,522
Analog Devices Incorporated	51,198	2,681,751
Applied Materials Incorporated	198,396	4,005,615
Avago Technologies Limited	40,906	2,890,827
Broadcom Corporation Class A	90,420	2,881,685
First Solar Incorporated †	11,574	715,042
Intel Corporation	814,507	22,252,331
KLA-Tencor Corporation	27,288	1,787,910
Lam Research Corporation †	26,590	1,649,644
Linear Technology Corporation	38,648	1,783,992
Microchip Technology Incorporated	32,622	1,552,807
Micron Technology Incorporated †	173,792	4,968,713
NVIDIA Corporation	90,795	1,725,105
Texas Instruments Incorporated	177,615	8,344,353
Xilinx Incorporated	43,716	2,052,903

		61,016,200

Software: 3.49%
Adobe Systems Incorporated †	76,095	4,911,171
Autodesk Incorporated †	37,217	1,949,054
CA Incorporated	52,814	1,515,234
Citrix Systems Incorporated †	26,844	1,663,523
Electronic Arts Incorporated †	50,717	1,781,688
Intuit Incorporated	46,412	3,680,007
Microsoft Corporation	1,237,431	50,660,425
Oracle Corporation	567,305	23,838,156
Red Hat Incorporated †	31,050	1,556,226
Salesforce.com Incorporated †	91,950	4,839,329
Symantec Corporation	113,290	2,491,247

		98,886,060

Technology Hardware, Storage & Peripherals: 4.34%
Apple Incorporated	146,125	92,497,125
EMC Corporation	331,837	8,813,591
Hewlett-Packard Company	310,456	10,400,276
NetApp Incorporated	54,269	2,008,496
SanDisk Corporation	36,942	3,569,705
Seagate Technology plc	53,856	2,893,683
Western Digital Corporation	34,447	3,026,169

		123,209,045

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Index Portfolio	13

Security name	Shares	Value

Materials: 3.50%

Chemicals: 2.62%
Air Products & Chemicals Incorporated	34,676	$4,160,080
Airgas Incorporated	10,905	1,159,420
CF Industries Holdings Incorporated	8,531	2,075,678
E.I. du Pont de Nemours & Company	151,867	10,525,902
Eastman Chemical Company	24,977	2,204,470
Ecolab Incorporated	44,344	4,841,921
FMC Corporation	21,769	1,666,635
International Flavors & Fragrances Incorporated	13,314	1,321,548
LyondellBasell Industries NV Class A	70,733	7,042,885
Monsanto Company	85,985	10,477,272
Mosaic Company	55,538	2,776,345
PPG Industries Incorporated	22,691	4,574,733
Praxair Incorporated	48,159	6,368,546
Sherwin-Williams Company	13,966	2,857,583
Sigma-Aldrich Corporation	19,569	1,928,134
The Dow Chemical Company	199,176	10,381,053

		74,362,205

Construction Materials: 0.05%
Vulcan Materials Company	21,389	1,304,087

Containers & Packaging: 0.21%
Avery Dennison Corporation	15,727	797,359
Ball Corporation	23,023	1,389,668
Bemis Company Incorporated	16,661	689,932
MeadWestvaco Corporation	28,598	1,160,507
Owens-Illinois Incorporated †	26,990	896,878
Sealed Air Corporation	31,735	1,045,034

		5,979,378

Metals & Mining: 0.50%
Alcoa Incorporated	191,848	2,611,051
Allegheny Technologies Incorporated	17,684	726,282
Freeport-McMoRan Copper & Gold Incorporated Class B	170,112	5,792,314
Newmont Mining Corporation	81,568	1,867,092
Nucor Corporation	52,154	2,640,557
United States Steel Corporation «	23,703	546,117

		14,183,413

Paper & Forest Products: 0.12%
International Paper Company	71,884	3,423,835

Telecommunication Services: 2.45%

Diversified Telecommunication Services: 2.45%
AT&T Incorporated	852,980	30,255,201
CenturyTel Incorporated	94,680	3,566,596
Frontier Communications Corporation «	163,745	948,084

14	Wells Fargo Advantage Index Portfolio	Portfolio of investments—May 31, 2014

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	678,397	$33,892,714
Windstream Holdings Incorporated «	97,637	934,386

		69,596,981

Utilities: 3.03%

Electric Utilities: 1.73%
American Electric Power Company Incorporated	79,907	4,263,038
Duke Energy Corporation	115,731	8,226,159
Edison International	53,374	2,943,042
Entergy Corporation	29,252	2,206,186
Exelon Corporation	140,462	5,173,215
FirstEnergy Corporation	68,597	2,319,951
Nextera Energy Incoporated	71,324	6,944,105
Northeast Utilities	51,674	2,346,000
Pepco Holdings Incorporated	41,039	1,136,780
Pinnacle West Capital Corporation	18,052	1,000,442
PPL Corporation	103,323	3,625,604
The Southern Company	145,461	6,368,283
Xcel Energy Incorporated	81,629	2,510,908

		49,063,713

Gas Utilities: 0.04%
AGL Resources Incorporated	19,478	1,039,736

Independent Power & Renewable Electricity Producers: 0.12%
AES Corporation	107,920	1,521,672
NRG Energy Incorporated	53,277	1,898,792

		3,420,464

Multi-Utilities: 1.14%
Ameren Corporation	39,748	1,564,084
CenterPoint Energy Incorporated	70,252	1,694,478
CMS Energy Corporation	43,694	1,299,897
Consolidated Edison Incorporated	47,983	2,639,545
Dominion Resources Incorporated	95,258	6,568,992
DTE Energy Company	29,010	2,208,241
Integrys Energy Group Incorporated	13,099	759,611
NiSource Incorporated	51,438	1,922,238
PG&E Corporation	74,974	3,439,057
Public Service Enterprise Group Incorporated	82,919	3,230,524
SCANA Corporation	23,122	1,202,344
Sempra Energy	37,235	3,736,532
TECO Energy Incorporated	33,580	579,927
Wisconsin Energy Corporation	37,014	1,684,880

		32,530,350

Total Common Stocks (Cost $1,535,340,901)		2,810,682,770

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Index Portfolio	15

Security name	Yield		Shares	Value

Short-Term Investments: 1.18%

Investment Companies: 1.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		16,929,736	$16,929,736
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.10		12,820,600	12,820,600

				29,750,336

		Maturity date	Principal
U.S. Treasury Securities: 0.13%
U.S. Treasury Bill (z)#	0.03	7-10-2014	$3,750,000	3,749,880

Total Short-Term Investments (Cost $33,500,217)				33,500,216

Total investments in securities (Cost $1,568,841,118) *	100.24%	2,844,182,986
Other assets and liabilities, net	(0.24)	(6,831,818)

Total net assets	100.00%	$2,837,351,168

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,650,261,190 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,297,651,922
Gross unrealized losses	(103,730,126)

Net unrealized gains	$1,193,921,796

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 31.70%
FHLMC	2.50%	3-1-2028	$4,041,375	$4,106,034
FHLMC ±	2.68	11-1-2042	2,691,587	2,751,071
FHLMC ±	2.71	7-1-2042	9,603,134	9,836,490
FHLMC (a)	2.80	7-14-2044	2,291,000	2,356,107
FHLMC ±	2.95	11-1-2043	4,876,680	4,984,855
FHLMC ±	2.95	1-1-2044	2,444,538	2,498,195
FHLMC ±	2.99	10-1-2043	2,047,247	2,095,518
FHLMC ±	3.03	11-1-2043	3,292,840	3,376,667
FHLMC ±	3.03	2-1-2044	3,763,495	3,918,708
FHLMC (a)	3.08	7-14-2044	4,787,000	4,998,235
FHLMC ±	3.09	4-1-2044	2,568,944	2,680,922
FHLMC ±	3.14	3-1-2044	1,336,600	1,395,848
FHLMC ±	3.17	2-1-2042	5,437,642	5,639,378
FHLMC ±	3.42	4-1-2044	986,094	1,024,658
FHLMC	3.50	3-1-2033	896,040	932,570
FHLMC	3.50	3-1-2033	1,376,753	1,432,904
FHLMC	3.50	3-1-2033	3,548,915	3,693,389
FHLMC	3.50	6-1-2033	3,349,363	3,486,025
FHLMC	3.50	7-1-2033	1,724,545	1,794,909
FHLMC	3.50	8-1-2033	2,030,596	2,113,450
FHLMC	3.50	11-1-2042	2,712,940	2,778,539
FHLMC	3.50	11-1-2042	1,650,148	1,690,060
FHLMC	3.50	3-1-2043	2,965,527	3,037,198
FHLMC	3.50	3-1-2043	2,802,234	2,870,084
FHLMC	3.50	3-1-2043	2,561,201	2,623,120
FHLMC	3.50	4-1-2043	2,889,457	2,959,318
FHLMC	3.50	4-1-2043	917,583	939,763
FHLMC	3.50	4-1-2043	1,477,347	1,513,058
FHLMC	3.50	4-1-2043	795,801	815,028
FHLMC	3.50	5-1-2043	3,408,433	3,490,848
FHLMC	3.50	8-1-2043	1,374,235	1,407,533
FHLMC	4.00	3-1-2029	1,958,500	2,104,758
FHLMC	4.00	3-1-2029	527,805	567,188
FHLMC	4.00	4-1-2029	1,430,396	1,535,941
FHLMC	4.00	9-1-2032	445,128	472,389
FHLMC	4.00	6-1-2033	597,677	634,248
FHLMC	4.00	8-1-2033	564,490	599,005
FHLMC	4.00	11-1-2033	940,381	1,012,462
FHLMC	4.00	2-1-2034	909,092	977,675
FHLMC	4.00	4-1-2034	1,441,057	1,539,942
FHLMC	4.00	4-1-2034	1,063,894	1,137,009
FHLMC	4.00	5-1-2034	1,542,648	1,648,618
FHLMC	4.00	5-1-2034	1,523,489	1,628,087
FHLMC	4.50	9-1-2042	3,562,094	3,906,594
FHLMC	5.00	8-1-2039	16,705,740	18,702,393
FHLMC	5.00	4-1-2041	2,603,690	2,899,959
FHLMC	5.00	5-1-2041	2,267,193	2,514,066
FHLMC	5.00	8-1-2041	18,808,964	20,949,056
FHLMC	5.50	7-1-2038	4,386,177	4,959,041
FHLMC	6.00	8-1-2017	33,696	35,516

2	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	10-1-2017	$78,626	$82,024
FHLMC	6.00	2-1-2023	55,451	61,965
FHLMC	6.00	3-1-2034	420,267	475,902
FHLMC	6.00	3-1-2036	2,807,991	3,180,446
FHLMC	6.50	4-1-2021	16,195	17,102
FHLMC Series 1590 Class IA ±	1.20	10-15-2023	54,201	55,660
FHLMC Series 1897 Class K	7.00	9-15-2026	1,734	1,964
FHLMC Series 1935 Class FL ±	0.85	2-15-2027	4,227	4,301
FHLMC Series 2423 Class MC	7.00	3-15-2032	27,156	31,368
FHLMC Series 2980 Class QA	6.00	5-15-2035	250,358	281,032
FHLMC Series 3529 Class AG	6.50	4-15-2039	4,095,174	4,560,378
FHLMC Series 3622 Class WA	5.50	9-15-2039	6,863,159	7,641,901
FHLMC Series 3645 Class KP	5.00	2-15-2040	6,469,451	7,109,059
FHLMC Series 3664 Class DA	4.00	11-15-2037	2,588,655	2,767,707
FHLMC Series 3876 Class NB	5.00	8-15-2038	4,161,616	4,554,726
FHLMC Series T-48 Class 1A3 ±	5.78	7-25-2033	91,003	104,024
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	1,335,849	1,547,752
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	942,709	1,130,944
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,304,620	1,556,693
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,349,152	1,618,311
FNMA ±	1.95	6-1-2017	1,389	1,393
FNMA	2.50	11-1-2027	8,755,335	8,923,133
FNMA	2.50	11-1-2027	14,669,890	14,989,494
FNMA	2.50	12-1-2027	3,379,678	3,444,457
FNMA ±	2.53	2-1-2044	3,059,942	3,162,846
FNMA ±	2.56	5-1-2043	1,807,698	1,813,797
FNMA (a)	2.76	7-25-2044	3,727,000	3,847,092
FNMA ±	2.77	6-1-2042	10,889,845	11,169,714
FNMA ±	2.78	1-1-2044	3,753,030	3,857,924
FNMA ±	2.78	2-1-2044	3,996,111	4,156,652
FNMA ±	2.85	12-1-2043	3,632,848	3,746,767
FNMA (a)	2.87	7-25-2044	7,271,000	7,477,632
FNMA ±	2.93	2-1-2044	4,817,884	4,994,856
FNMA ±	2.93	4-1-2044	2,372,623	2,461,550
FNMA ±	2.94	2-1-2044	7,446,298	7,726,811
FNMA ±	2.94	3-1-2044	3,670,994	3,810,256
FNMA ±	2.94	5-1-2042	12,238,750	12,624,271
FNMA ±	2.96	3-1-2044	3,121,359	3,243,687
FNMA ±	2.98	1-1-2044	1,127,950	1,156,535
FNMA %%	3.00	8-1-2029	2,400,000	2,480,719
FNMA	3.00	12-1-2037	454,072	447,220
FNMA	3.00	2-1-2038	251,902	248,098
FNMA	3.00	2-1-2038	289,538	285,165
FNMA	3.00	4-1-2038	304,452	299,854
FNMA	3.00	10-1-2042	3,844,070	3,786,032
FNMA	3.00	11-1-2042	4,970,668	4,895,625
FNMA	3.00	1-1-2043	2,385,107	2,349,097
FNMA	3.00	2-1-2043	10,822,416	10,658,888
FNMA	3.00	2-1-2043	2,011,143	1,980,801
FNMA	3.00	2-1-2043	685,605	675,255

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	2-1-2043	$290,186	$285,807
FNMA	3.00	3-1-2043	17,157,473	16,898,227
FNMA	3.00	4-1-2043	1,678,183	1,652,916
FNMA %%	3.00	6-1-2044	43,300,000	42,833,174
FNMA %%	3.00	8-1-2044	500,000	493,203
FNMA ±	3.00	5-1-2044	4,047,855	4,217,213
FNMA ±	3.00	12-1-2043	4,418,605	4,584,096
FNMA ±	3.01	12-1-2043	3,857,854	4,002,047
FNMA ±	3.01	12-1-2043	3,361,934	3,490,611
FNMA (a)	3.09	6-25-2044	8,323,000	8,628,290
FNMA (a)	3.13	6-15-2044	2,173,000	2,266,982
FNMA ±	3.24	4-1-2044	16,267,897	16,893,504
FNMA	3.50	7-1-2032	5,186,061	5,450,075
FNMA	3.50	3-1-2033	989,646	1,040,088
FNMA	3.50	5-1-2033	646,239	678,985
FNMA	3.50	7-1-2033	1,318,955	1,385,781
FNMA	3.50	8-1-2042	3,751,824	3,842,052
FNMA	3.50	9-1-2042	30,801,081	31,541,829
FNMA	4.00	5-1-2025	662,198	713,074
FNMA	4.00	11-1-2028	805,243	864,910
FNMA	4.00	12-1-2028	1,243,952	1,336,136
FNMA	4.00	12-1-2028	848,808	914,287
FNMA	4.00	12-1-2028	1,857,783	2,001,162
FNMA	4.00	1-1-2029	5,639,797	6,075,056
FNMA	4.00	1-1-2029	739,464	796,552
FNMA	4.00	1-1-2029	238,266	256,648
FNMA	4.00	1-1-2029	1,003,550	1,081,015
FNMA	4.00	1-1-2029	1,232,405	1,327,528
FNMA	4.00	2-1-2029	486,636	524,162
FNMA	4.00	2-1-2029	1,248,121	1,340,626
FNMA	4.00	2-1-2029	2,007,562	2,162,543
FNMA	4.00	2-1-2029	1,540,178	1,654,330
FNMA	4.00	2-1-2029	2,754,389	2,967,023
FNMA	4.00	2-1-2029	2,922,104	3,147,631
FNMA	4.00	3-1-2029	1,948,554	2,098,991
FNMA	4.00	3-1-2029	1,116,521	1,202,658
FNMA	4.00	3-1-2029	843,902	909,007
FNMA	4.00	3-1-2029	661,273	712,327
FNMA	4.00	3-1-2029	1,513,265	1,625,429
FNMA	4.00	3-1-2029	2,772,501	2,986,543
FNMA	4.00	3-1-2029	561,231	604,551
FNMA	4.00	11-1-2031	4,737,468	5,088,966
FNMA	4.00	2-1-2032	5,771,942	6,199,625
FNMA	4.00	10-1-2032	687,625	738,781
FNMA	4.00	9-1-2033	1,323,635	1,423,471
FNMA	4.00	9-1-2033	1,406,165	1,510,675
FNMA	4.00	9-1-2033	1,256,455	1,350,471
FNMA	4.00	10-1-2033	761,377	817,752
FNMA	4.00	10-1-2033	832,435	894,912
FNMA	4.00	10-1-2033	663,814	713,537

4	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	11-1-2033	$866,144	$934,173
FNMA	4.00	11-1-2033	893,742	959,813
FNMA	4.00	11-1-2033	283,630	304,882
FNMA	4.00	11-1-2033	2,849,424	3,063,036
FNMA	4.00	11-1-2033	2,409,034	2,589,720
FNMA	4.00	11-1-2033	456,203	490,023
FNMA	4.00	11-1-2033	3,438,682	3,674,611
FNMA	4.00	12-1-2033	1,745,080	1,876,313
FNMA	4.00	1-1-2034	1,382,792	1,486,740
FNMA	4.00	2-1-2034	1,716,983	1,835,379
FNMA	4.00	2-1-2034	1,729,567	1,858,746
FNMA	4.00	2-1-2034	1,261,715	1,355,142
FNMA	4.00	2-1-2034	1,272,320	1,368,254
FNMA	4.00	2-1-2034	2,318,693	2,492,050
FNMA	4.00	4-1-2034	12,476,924	13,344,004
FNMA	4.00	4-1-2034	5,554,811	5,991,630
FNMA	4.00	5-1-2034	3,225,109	3,448,716
FNMA	4.00	5-1-2034	1,026,769	1,103,763
FNMA	4.00	5-1-2034	727,854	782,882
FNMA	4.50	5-1-2034	1,198,706	1,305,274
FNMA	4.50	5-1-2034	3,165,076	3,446,461
FNMA %%	4.50	8-1-2044	40,100,000	43,126,297
FNMA	5.00	3-1-2041	565,079	629,609
FNMA	5.00	6-1-2041	1,650,189	1,839,018
FNMA	5.00	7-1-2041	11,726,373	13,247,169
FNMA	5.00	8-1-2041	1,845,483	2,056,329
FNMA	5.00	8-1-2041	4,714,297	5,259,921
FNMA	5.00	8-1-2041	1,838,338	2,066,768
FNMA	5.00	9-1-2041	2,031,597	2,264,011
FNMA	5.37	4-1-2017	2,460,000	2,658,116
FNMA	5.40	5-1-2017	3,146,571	3,410,990
FNMA	5.50	9-1-2034	1,354,173	1,489,680
FNMA	5.50	4-1-2036	902,242	1,004,755
FNMA	5.50	7-1-2039	1,634,201	1,857,487
FNMA	5.50	4-1-2040	4,875,716	5,551,135
FNMA	5.50	4-25-2042	384,866	431,090
FNMA	6.00	5-1-2017	35,904	37,603
FNMA	6.00	11-1-2017	9,129	9,553
FNMA	6.00	4-1-2022	24,515	27,518
FNMA	6.00	2-1-2029	24,071	27,380
FNMA	6.00	3-1-2033	115,433	130,834
FNMA	6.00	11-1-2033	41,713	47,310
FNMA	6.00	3-1-2034	13,095,860	14,836,255
FNMA	6.00	8-1-2034	1,831,706	2,071,828
FNMA	6.00	8-1-2034	994,874	1,125,480
FNMA	6.00	11-1-2034	1,374,588	1,554,666
FNMA	6.00	4-1-2035	387,483	438,607
FNMA	6.00	11-1-2035	300,921	341,173
FNMA	6.00	12-1-2035	2,784,950	3,153,826
FNMA	6.00	7-1-2037	6,253,541	7,074,642

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	7-1-2037	$1,480,110	$1,674,953
FNMA	6.06	9-1-2016	1,327,880	1,397,473
FNMA	6.50	6-1-2017	39,216	40,950
FNMA	6.50	7-1-2017	66,641	69,785
FNMA	6.50	10-1-2036	2,484,771	2,832,221
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	740,457	820,808
FNMA Series 1999-54 Class LH	6.50	11-25-2029	28,473	31,655
FNMA Series 2002-14 Class A2	7.00	1-25-2042	540,125	620,776
FNMA Series 2002-33 Class A2	7.50	6-25-2032	996,214	1,175,757
FNMA Series 2002-95 Class DB	6.00	1-25-2033	3,907,713	4,430,518
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	2,114,000	2,307,613
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	85,314
FNMA Series 2005-5 Class PA	5.00	1-25-2035	1,851,336	2,012,935
FNMA Series 2006-56 Class CA	6.00	7-25-2036	797,464	882,409
FNMA Series 2009-20 Class DT	4.50	4-25-2039	921,877	991,160
FNMA Series 2012-130 Class DC	3.00	12-25-2042	36,378,558	35,492,049
FNMA Series 2012-134 Class LC	3.00	12-25-2042	3,437,510	3,392,685
FNMA Series 2013-121 Class LB	3.00	12-25-2043	11,449,296	11,784,966
GNMA	3.22	7-24-2044	3,279,000	3,391,203
GNMA %%	3.50	6-1-2044	30,700,000	31,928,000
GNMA %%	3.50	6-1-2044	10,600,000	11,015,719
GNMA %%	4.00	6-1-2044	19,800,000	21,128,378
GNMA %%	4.00	7-1-2044	600,000	638,473
GNMA %%	4.00	8-1-2044	39,400,000	41,797,088
GNMA %%	4.50	6-1-2044	17,700,000	19,281,419
GNMA %%	4.50	8-1-2044	15,100,000	16,364,183
GNMA	7.00	11-15-2029	69,445	82,349
GNMA	7.75	9-20-2020	44,426	45,743
GNMA	7.75	3-20-2021	79,509	87,055
GNMA	7.75	7-20-2021	30,928	31,194
GNMA	8.05	7-15-2019	37,026	40,481
GNMA	8.05	7-15-2019	1,112	1,115
GNMA	8.05	8-15-2019	15,273	15,338
GNMA	8.05	9-15-2019	12,551	12,604
GNMA	8.05	10-15-2019	11,255	11,303
GNMA	8.05	10-15-2019	2,416	2,425
GNMA	8.05	11-15-2019	842	845
GNMA	8.05	11-15-2019	10,828	10,875
GNMA	8.05	2-15-2020	12,132	12,307
GNMA	8.05	10-15-2020	11,018	11,065

Total Agency Securities (Cost $911,561,623)				918,222,419

Asset-Backed Securities: 12.87%
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	4,212,166	4,228,493
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	5,050,038	5,073,879
Ally Auto Receivables Trust Series 2011-5 Class A4	1.32	7-15-2016	1,914,000	1,923,976
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	627,497	628,588
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	2,905,315	2,909,243
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	2,528,000	2,525,679
Ally Master Owner Trust Series 2011-4 Class A1 ±	0.95	9-15-2016	3,274,000	3,277,948

6	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Ally Master Owner Trust Series 2012-5 Class A	1.54%	9-15-2019	$398,000	$398,681
Ally Master Owner Trust Series 2014-2 Class A ±	0.52	1-16-2018	4,841,358	4,841,358
American Express Credit Accounts Series 2014-1 Class A ±	0.52	12-15-2021	7,610,000	7,610,304
American Express Issuance Trust II Series 2013-1 Class A ±	0.43	2-15-2019	3,735,000	3,727,881
American Express Issuance Trust II Series 2013-2 Class A ±	0.57	5-17-2021	3,215,000	3,223,809
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	8-15-2019	5,728,000	5,752,728
AmeriCredit Automobile Receivables Trust Series 2013-2 Class A2	0.53	11-8-2016	877,486	877,814
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	4,731,000	4,724,679
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.42	9-16-2019	15,741,000	15,741,000
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	9,484,000	9,506,183
Capital Auto Receivables Asset Trust Series 2013-2 Class A2	0.92	9-20-2016	5,137,000	5,153,880
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,764,421
Capital Auto Receivables Asset Trust Series 2013-3 Class A2	1.04	11-21-2016	2,871,000	2,886,084
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,535,000	1,554,714
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	4,062,000	4,070,311
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,521,000	5,550,609
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	3,649,000	3,667,161
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	3,175,000	3,199,486
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.45	6-20-2016	6,014,000	6,014,860
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	5,539,000	5,551,718
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,583,000	1,589,987
Chase Issuance Trust Series 2012-A8 Class A8	0.54	10-16-2017	2,540,000	2,542,662
Chase Issuance Trust Series 2013-A2 Class A2 ±	0.25	2-15-2017	2,177,000	2,176,523
Chase Issuance Trust Series 2013-A7 Class A ±	0.58	9-15-2020	2,966,000	2,973,676
Chase Issuance Trust Series 2013-A9 Class A ±	0.57	11-16-2020	5,367,000	5,379,006
Chase Issuance Trust Series 2014-A3 ±	0.35	5-15-2018	6,390,000	6,398,882
Citibank Credit Card Issuance Trust Series 2012-A1 Series A1	0.55	10-10-2017	1,740,000	1,742,923
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.58	9-10-2020	20,807,000	20,887,377
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	4,873,815	4,922,451
Discover Card Execution Note Trust Series 2013-A5 Class A5	1.04	4-15-2019	918,000	921,972
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.58	7-15-2021	7,171,000	7,194,291
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	10,000,000	10,119,300
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	5,951,000	6,079,708
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	4,403,000	4,405,338
Honda Auto Receivables Owner Trust Series 2012-4 Class A3	0.52	8-18-2016	5,030,000	5,036,247
Honda Auto Receivables Owner Trust Series 2013-2 Class A3	0.53	2-16-2017	3,610,000	3,614,621
Hyundai Auto Receivables Trust Hart Series 2014-B Class A2	0.44	2-15-2017	6,300,000	6,299,704
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	980,210	986,919
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.41	10-27-2036	3,950,519	3,883,818
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.32	11-23-2022	2,233,539	2,228,929
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.31	10-26-2026	8,565,372	8,544,721
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	1,244,976	1,242,701
Nelnet Student Loan Trust Series 2007-2A Class A3L 144A±	0.58	3-25-2026	7,180,000	7,113,686
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.95	4-25-2046	2,398,958	2,427,892
Nissan Auto Receivables Owner Series 2013-A Class A3	0.50	5-15-2017	10,820,000	10,829,381
Nissan Auto Receivables Owner Series 2014-A Class A2	0.42	11-15-2016	1,852,000	1,852,541
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	1,717,328	1,719,181
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	1,363,279	1,363,666
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	4,572,872	4,574,619
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.33	4-25-2025	748,186	745,438
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.43	7-27-2026	3,145,072	3,199,356

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2005-9 Class A ±	0.35%	1-27-2025	$5,779,000	$5,755,543
SLM Student Loan Trust Series 2006-5 Class A5 ±	0.34	1-25-2027	10,347,000	10,231,372
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.62	5-15-2028	2,086,700	2,087,566
SLM Student Loan Trust Series 2007-2 Class B ±	0.40	7-25-2025	2,080,000	1,834,127
SLM Student Loan Trust Series 2008-5 Class A3 ±	1.55	1-25-2018	1,963,131	1,978,634
SLM Student Loan Trust Series 2010-1 Class A ±	0.55	3-25-2025	1,901,785	1,903,594
SLM Student Loan Trust Series 2012-6 Class B ±	1.15	4-27-2043	3,834,000	3,601,568
SLM Student Loan Trust Series 2012-A Class A1 144A±	1.55	8-15-2025	5,799,033	5,877,900
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.25	8-15-2023	2,122,172	2,138,740
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.90	10-16-2023	6,004,684	6,030,516
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.90	6-15-2045	7,831,000	8,060,613
SLM Student Loan Trust Series 2013-1 Class B ±	1.95	11-25-2043	1,064,000	1,064,745
SLM Student Loan Trust Series 2013-2 Class B ±	1.65	6-25-2043	1,407,000	1,373,796
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.45	5-26-2020	3,507,000	3,507,856
SLM Student Loan Trust Series 2013-3 Class B ±	1.65	9-25-2043	1,836,000	1,792,127
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.55	10-26-2020	2,590,000	2,596,876
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.65	2-25-2021	1,429,000	1,436,852
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.75	8-15-2022	4,369,158	4,378,124
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.80	7-15-2022	2,219,451	2,226,707
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	8,410,000	8,280,326
SLM Student Loan Trust Series 2013-C Class A1 144A±	1.00	2-15-2022	5,002,409	5,029,357
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,451,000	1,491,902
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.53	7-26-2021	2,759,000	2,766,077
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.75	7-15-2022	6,587,919	6,603,296
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,545,000	2,576,777
SMS Student Loan Trust Series 2000-A Class A2 ±	0.42	10-28-2028	2,385,001	2,371,244
SMS Student Loan Trust Series 2000-B Class A2 ±	0.43	4-28-2029	2,614,717	2,612,997
Trade Maps Limited Series 2013-1A Class A 144A±	0.85	12-10-2018	6,989,000	7,013,042
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	455,333	455,344
World Financial Network Credit Card Master Trust Series 2014-A Class A ±	0.53	12-15-2019	5,292,000	5,299,345

Total Asset-Backed Securities (Cost $371,382,228)				372,759,966

Corporate Bonds and Notes: 18.70%

Consumer Discretionary: 1.92%

Automobiles: 1.33%
Daimler Finance North America LLC 144A	1.88	9-15-2014	3,751,000	3,766,124
Daimler Finance North America LLC 144A	1.88	1-11-2018	2,804,000	2,830,986
Daimler Finance North America LLC 144A	2.38	8-1-2018	4,040,000	4,126,286
Ford Motor Credit Company LLC	4.38	8-6-2023	2,998,000	3,179,637
General Motors Corporation 144A	3.50	10-2-2018	3,850,000	3,946,250
General Motors Corporation 144A	4.88	10-2-2023	2,470,000	2,587,325
Volkswagen Group America 144A	1.25	5-23-2017	9,080,000	9,086,401
Volkswagen Group America 144A	2.13	5-23-2019	9,165,000	9,176,227

				38,699,236

Hotels, Restaurants & Leisure: 0.08%
Yum! Brands Incorporated	5.35	11-1-2043	2,015,000	2,212,647

8	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Media: 0.51%
DIRECTV Holdings LLC	3.80%	3-15-2022	$1,315,000	$1,356,714
DIRECTV Holdings LLC	4.45	4-1-2024	5,290,000	5,617,044
DIRECTV Holdings LLC	5.15	3-15-2042	765,000	805,291
Thompson Reuters Corporation	5.65	11-23-2043	690,000	758,291
Viacom Incorporated	5.25	4-1-2044	4,225,000	4,450,522
Walt Disney Company %%	4.13	6-1-2044	1,820,000	1,804,788

				14,792,650

Consumer Staples: 1.12%

Beverages: 0.52%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	4,725,000	4,779,720
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	2,335,000	2,422,756
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	2,090,000	2,602,564
PepsiCo Incorporated	2.25	1-7-2019	5,120,000	5,215,130

				15,020,170

Food & Staples Retailing: 0.06%
Walmart Stores Incorporated	4.30	4-22-2044	1,670,000	1,688,333

Food Products: 0.46%
Tyson Foods Incorporated	4.50	6-15-2022	3,155,000	3,314,968
WM Wrigley Jr Company 144A	2.00	10-20-2017	1,185,000	1,200,685
WM Wrigley Jr Company 144A	2.40	10-21-2018	1,715,000	1,748,876
WM Wrigley Jr Company 144A	2.90	10-21-2019	3,433,000	3,537,092
WM Wrigley Jr Company 144A	3.38	10-21-2020	3,525,000	3,670,078

				13,471,699

Tobacco: 0.08%
Altria Group Incorporated	5.38	1-31-2044	2,125,000	2,304,739

Energy: 1.76%

Energy Equipment & Services: 0.23%
Diamond Offshore Drilling Incorporated «	4.88	11-1-2043	2,485,000	2,496,766
Halliburton Company	2.00	8-1-2018	4,185,000	4,224,502

				6,721,268

Oil, Gas & Consumable Fuels: 1.53%
Continental Resources Company	4.50	4-15-2023	1,699,000	1,816,163
DCP Midstream Operating Company	2.70	4-1-2019	3,015,000	3,053,297
DCP Midstream Operating Company	5.60	4-1-2044	2,336,000	2,577,299
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,315,000	3,460,111
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	3,235,000	3,277,631
Energy Transfer Partners LP	5.95	10-1-2043	1,315,000	1,464,729
Enlink Midstream Partners LP	2.70	4-1-2019	1,760,000	1,785,177
Enlink Midstream Partners LP	4.40	4-1-2024	1,585,000	1,662,871
Kerr-McGee Corporation	6.95	7-1-2024	3,080,000	3,941,350
Kinder Morgan Energy Partners LP	4.15	2-1-2024	2,315,000	2,341,403
Kinder Morgan Energy Partners LP	5.00	3-1-2043	1,345,000	1,337,966

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	5.50%	3-1-2044	$1,655,000	$1,751,192
Murphy Oil Corporation	3.70	12-1-2022	2,470,000	2,449,872
Rowan Companies Incorporated	5.40	12-1-2042	1,666,000	1,665,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	895,000	937,513
Spectra Energy Partners LP	2.95	9-25-2018	1,715,000	1,780,762
Sunoco Logistics Partner LP	4.25	4-1-2024	1,555,000	1,605,262
Sunoco Logistics Partner LP	5.30	4-1-2044	1,575,000	1,656,160
TC Pipelines LP	4.65	6-15-2021	958,000	1,019,660
Western Gas Partners LP	5.38	6-1-2021	935,000	1,056,683
Western Gas Partners LP	5.45	4-1-2044	795,000	859,824
Williams Partners LP	4.30	3-4-2024	2,675,000	2,775,652

				44,275,577

Financials: 7.08%

Banks: 2.06%
Abbey National Treasury Services Company plc	4.00	3-13-2024	3,110,000	3,236,820
Bank of America Corporation	1.50	10-9-2015	11,077,000	11,191,968
Bank of America Corporation	4.13	1-22-2024	7,220,000	7,440,954
Bank of America Corporation	5.00	1-21-2044	1,860,000	1,968,966
Bank of America Corporation	6.00	9-1-2017	3,810,000	4,325,024
Citigroup Incorporated	1.35	3-10-2017	5,290,000	5,290,582
Citigroup Incorporated	1.70	7-25-2016	3,810,000	3,857,899
Citigroup Incorporated	2.55	4-8-2019	4,675,000	4,722,031
Citigroup Incorporated	2.65	3-2-2015	2,228,000	2,262,296
HSBC USA Incorporated	2.38	2-13-2015	4,161,000	4,219,608
Inter-American Development Bank	3.88	10-28-2041	3,038,000	3,060,092
Inter-American Development Bank	4.38	1-24-2044	1,080,000	1,181,900
JPMorgan Chase & Company	3.63	5-13-2024	4,595,000	4,622,349
JPMorgan Chase & Company	4.85	2-1-2044	2,095,000	2,191,682

				59,572,171

Capital Markets: 1.40%
Five Corners Funding Trust 144A	4.42	11-15-2023	7,230,000	7,645,161
Goldman Sachs Group Incorporated	2.63	1-31-2019	5,495,000	5,568,748
Goldman Sachs Group Incorporated	4.00	3-3-2024	3,175,000	3,227,934
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,355,000	1,666,502
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,401,000	1,678,626
Lazard Group LLC	4.25	11-14-2020	3,280,000	3,438,365
Lazard Group LLC	6.85	6-15-2017	6,583,000	7,501,460
Morgan Stanley	3.88	4-29-2024	6,070,000	6,130,494
Morgan Stanley	5.38	10-15-2015	3,350,000	3,560,564

				40,417,854

Consumer Finance: 1.15%
American Express Credit Corporation	1.75	6-12-2015	7,036,000	7,134,792
Ford Motor Credit Company LLC	4.75	1-15-2043	1,240,000	1,256,671
Murray Street Investment Trust I	4.65	3-9-2017	5,963,000	6,463,284
Toyota Motor Credit Corporation	1.13	5-16-2017	6,470,000	6,486,731

10	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Toyota Motor Credit Corporation	2.10%	1-17-2019	$7,865,000	$7,955,495
Toyota Motor Credit Corporation	2.75	5-17-2021	4,040,000	4,087,135

				33,384,108

Diversified Financial Services: 0.55%
Credit Suisse New York	1.38	5-26-2017	5,495,000	5,502,880
Credit Suisse New York	2.30	5-28-2019	6,105,000	6,128,236
General Electric Capital Corporation	5.88	1-14-2038	3,685,000	4,408,513

				16,039,629

Insurance: 0.79%
ACE INA Holdings Company	3.35	5-15-2024	4,620,000	4,649,928
American International Group Incorporated	6.40	12-15-2020	2,060,000	2,495,832
American International Group Incorporated ±	8.18	5-15-2068	855,000	1,156,388
Assurant Incorporated	2.50	3-15-2018	3,340,000	3,373,818
Farmers Exchange Capital 144A±	6.15	11-1-2053	1,930,000	2,161,608
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	1,911,000	2,402,700
Markel Corporation	3.63	3-30-2023	1,400,000	1,400,136
Markel Corporation	4.90	7-1-2022	1,970,000	2,166,393
MetLife Incorporated	3.60	4-10-2024	1,330,000	1,353,940
W.R. Berkley Corporation	4.63	3-15-2022	1,719,000	1,840,784

				23,001,527

REITs: 1.13%
American Tower Corporation	3.50	1-31-2023	2,737,000	2,684,105
American Tower Corporation	4.50	1-15-2018	2,933,000	3,196,046
American Tower Corporation	5.05	9-1-2020	2,188,000	2,377,986
AvalonBay Communities Incorporated	3.63	10-1-2020	1,060,000	1,116,491
Boston Properties LP	3.13	9-1-2023	1,690,000	1,645,068
Boston Properties LP	3.80	2-1-2024	805,000	820,120
Corporate Office Properties LP	3.70	6-15-2021	1,605,000	1,610,479
DDR Corporation	3.38	5-15-2023	3,795,000	3,712,144
DDR Corporation	4.63	7-15-2022	4,000,000	4,300,428
Federal Realty Investment Trust	3.00	8-1-2022	3,155,000	3,127,116
Federal Realty Investment Trust	3.95	1-15-2024	1,780,000	1,854,557
Kimco Realty Corporation	3.20	5-1-2021	1,745,000	1,757,182
Mid America Apartments LP	4.30	10-15-2023	2,565,000	2,668,380
Tanger Properties LP	3.88	12-1-2023	1,720,000	1,760,599

				32,630,701

Health Care: 1.83%

Biotechnology: 0.74%
Amgen Incorporated	1.25	5-22-2017	6,450,000	6,448,923
Amgen Incorporated	3.63	5-22-2024	2,405,000	2,425,038
Amgen Incorporated	5.38	5-15-2043	2,295,000	2,546,619
Celgene Corporation	2.25	5-15-2019	3,250,000	3,265,334
Celgene Corporation	3.63	5-15-2024	2,445,000	2,461,323
Celgene Corporation	4.63	5-15-2044	1,655,000	1,647,217
Celgene Corporation	5.25	8-15-2043	2,390,000	2,611,921

				21,406,375

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies: 0.20%
Boston Scientific Corporation	4.13%	10-1-2023	$1,845,000	$1,924,027
St. Jude Medical Incorporated	3.25	4-15-2023	3,860,000	3,838,353

				5,762,380

Health Care Providers & Services: 0.59%
Express Scripts Holding Company	2.10	2-12-2015	4,620,000	4,670,755
McKesson Corporation	3.80	3-15-2024	2,740,000	2,800,020
Quest Diagnostics Incorporated	4.25	4-1-2024	3,515,000	3,605,842
WellPoint Incorporated	3.13	5-15-2022	4,013,000	4,021,881
WellPoint Incorporated	3.30	1-15-2023	770,000	766,938
WellPoint Incorporated	5.10	1-15-2044	1,195,000	1,298,378

				17,163,814

Life Sciences Tools & Services: 0.19%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	3,840,000	3,852,426
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	1,575,000	1,641,605

				5,494,031

Pharmaceuticals: 0.11%
Mylan Incorporated	5.40	11-29-2043	1,010,000	1,090,332
Pfizer Incorporated	3.00	6-15-2023	2,145,000	2,129,337

				3,219,669

Industrials: 0.49%

Aerospace & Defense: 0.27%
Northrop Grumman Corporation	3.25	8-1-2023	4,280,000	4,238,621
Northrop Grumman Corporation	4.75	6-1-2043	3,305,000	3,474,414

				7,713,035

Road & Rail: 0.22%
ERAC USA Finance LLC 144A	3.85	11-15-2024	2,195,000	2,216,634
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,653,000	4,134,341

				6,350,975

Information Technology: 1.27%

Communications Equipment: 0.20%
Cisco Systems Incorporated	3.63	3-4-2024	4,690,000	4,814,754
Juniper Networks Incorporated	4.50	3-15-2024	905,000	947,750

				5,762,504

Electronic Equipment, Instruments & Components: 0.09%
L-3 Communications Corporation	3.95	5-28-2024	2,550,000	2,587,197

Internet Software & Services: 0.12%
Google Incorporated	3.38	2-25-2024	3,515,000	3,606,460

12	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 0.29%
IBM Corporation	3.63%	2-12-2024	$3,795,000	$3,895,420
MasterCard Incorporated	3.38	4-1-2024	4,390,000	4,460,424

				8,355,844

Software: 0.09%
Oracle Corporation	3.63	7-15-2023	2,440,000	2,524,636

Technology Hardware, Storage & Peripherals: 0.48%
Apple Incorporated	2.85	5-6-2021	7,035,000	7,124,267
Apple Incorporated	3.45	5-6-2024	4,355,000	4,419,702
Apple Incorporated	4.45	5-6-2044	2,335,000	2,376,112

				13,920,081

Materials: 0.17%

Chemicals: 0.08%
Mosaic Company	5.45	11-15-2033	955,000	1,063,267
Mosaic Company	5.63	11-15-2043	1,220,000	1,374,896

				2,438,163

Metals & Mining: 0.09%
Nucor Corporation	4.00	8-1-2023	1,555,000	1,606,446
Vale Overseas Limited	8.25	1-17-2034	780,000	973,991

				2,580,437

Telecommunication Services: 1.24%

Diversified Telecommunication Services: 1.24%
AT&T Incorporated	3.90	3-11-2024	7,600,000	7,879,224
AT&T Incorporated	4.30	12-15-2042	1,525,000	1,454,066
Verizon Communications Incorporated	2.55	6-17-2019	2,650,000	2,700,485
Verizon Communications Incorporated	3.45	3-15-2021	1,580,000	1,636,254
Verizon Communications Incorporated	4.50	9-15-2020	2,000,000	2,209,190
Verizon Communications Incorporated	5.05	3-15-2034	2,965,000	3,171,231
Verizon Communications Incorporated	5.15	9-15-2023	7,820,000	8,792,816
Verizon Communications Incorporated	6.40	9-15-2033	5,739,000	7,046,333
Verizon Communications Incorporated	6.55	9-15-2043	770,000	975,749

				35,865,348

Utilities: 1.82%

Electric Utilities: 1.08%
American Electric Power Company	1.65	12-15-2017	4,120,000	4,144,609
CenterPoint Energy Houston	4.50	4-1-2044	1,590,000	1,686,249
Connecticut Light & Power Company	4.30	4-15-2044	1,395,000	1,434,446
Duke Energy Ohio Incorporated	3.75	4-15-2024	3,110,000	3,212,773
Duke Energy Ohio Incorporated	3.80	9-1-2023	1,655,000	1,753,810
MidAmerican Energy Holdings Company	4.80	9-15-2043	220,000	243,134
PacifiCorp	3.60	4-1-2024	4,385,000	4,545,447
Potomac Electric Power	3.60	3-15-2024	3,145,000	3,259,686

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
PPL Capital Funding Incorporated	3.95%	3-15-2024	$1,740,000	$1,812,619
PPL Capital Funding Incorporated	5.00	3-15-2044	500,000	536,964
Public Service Electric & Gas Company %%	4.00	6-1-2044	6,540,000	6,401,032
Southwestern Electric Power Company	3.55	2-15-2022	1,311,000	1,348,071
Virginia Electric & Power Company	4.45	2-15-2044	770,000	803,235

				31,182,075

Gas Utilities: 0.17%
ONEOK Partners LP	2.00	10-1-2017	2,560,000	2,587,546
ONEOK Partners LP	3.20	9-15-2018	2,280,000	2,389,860

				4,977,406

Multi-Utilities: 0.57%
Berkshire Hathaway Energy	5.15	11-15-2043	1,160,000	1,295,773
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	2,530,000	2,600,063
Dominion Resources Incorporated	8.88	1-15-2019	3,580,000	4,603,060
Pacific Gas & Electric Corporation	3.25	6-15-2023	1,558,000	1,560,022
Pacific Gas & Electric Corporation	4.75	2-15-2044	1,125,000	1,196,814
Puget Energy Incorporated	6.00	9-1-2021	4,560,000	5,387,877

				16,643,609

Total Corporate Bonds and Notes (Cost $523,801,964)				541,786,348

Municipal Obligations: 1.05%

California: 0.27%
California Build America Bonds (GO)	7.60	11-1-2040	2,500,000	3,700,850
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	2,915,000	4,121,897

				7,822,747

Illinois: 0.12%
Illinois Finance Authority (GO)	5.37	3-1-2017	1,730,000	1,901,512
Illinois Finance Authority (GO)	5.88	3-1-2019	1,455,000	1,648,093

				3,549,605

Nevada: 0.14%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	3,035,000	4,118,131

New Jersey: 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	3,682,000	5,126,265

New York: 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	3,930,000	3,935,816

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,144,000	1,173,000

14	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Texas: 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72%	1-1-2049	$3,355,000	$4,616,145

Total Municipal Obligations (Cost $24,182,605)				30,341,709

Non-Agency Mortgage Backed Securities: 6.16%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	20,803	20,798
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	5,002,000	5,628,931
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB	3.55	3-10-2047	2,145,000	2,237,430
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	2,579,000	2,803,407
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A3	3.07	12-10-2044	1,995,000	2,070,239
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A1	1.34	7-10-2045	2,877,140	2,895,651
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	3,185,000	3,393,105
Commercial Mortgage Pass-Through Certificate Series 2014-LC15 Class ASB	3.53	4-10-2047	3,167,000	3,302,421
Commercial Mortgage Trust Series 2013-CR12 Class A4	4.05	10-10-2046	1,093,000	1,157,946
Commercial Mortgage Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	4,053,000	4,252,444
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	4,402,000	4,374,708
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	837,795	845,874
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,222,282	2,293,464
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	2,874,906	3,000,447
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	4,836,000	5,341,749
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	1,964,000	2,044,426
GS Mortgage Securities Trust Series 2005-GG4 Class A4	4.75	7-10-2039	1,711,015	1,748,463
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.80	8-10-2045	3,040,112	3,378,713
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	1,469,000	1,583,487
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	5,273,000	5,595,133
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,873,000	1,966,084
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	6,330,000	6,651,811
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,238,468	11,619,669
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	1,028,881	1,029,439
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4 ±	5.48	12-12-2044	1,669,731	1,759,368
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	384,758	387,813
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	8,538,000	9,190,500
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,662,963	1,743,563
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A3 144A	4.39	2-15-2046	8,724,000	9,535,140
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C4 Class A4 144A	4.39	7-15-2046	3,702,000	4,057,473
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	2,900,000	2,877,395
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	235,525	237,761
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.74	6-12-2050	4,120,000	4,563,324
ML-CFC Commercial Mortgage Trust Series 2007-5 Class A4	5.38	8-12-2048	5,120,135	5,540,959
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	1,298,000	1,309,966
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	5,430,206	5,472,605
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A3 ±	3.97	7-15-2046	3,837,000	4,071,237

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65%	4-15-2047	$1,899,000	$1,983,844
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	4,663,000	4,651,785
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	878,979	879,141
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	6,128,000	6,422,885
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	4,979,000	4,924,505
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.46	3-27-2023	2,297,000	2,296,995
Nelnet Student Loan Trust Series 2014-3A Class A 144A±	0.76	6-25-2041	8,654,000	8,660,153
Perpetual Savings Bank Series 1990-1 Class 1 ±	4.93	3-1-2020	72,973	73,290
SLM Student Loan Trust Series 2013-6 Class A3 ±	0.80	6-26-2028	4,748,000	4,772,699
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.67	2-25-2028	57,404	56,513
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A4	3.53	5-10-2063	4,280,000	4,405,160
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	4,330,000	4,367,312
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	1,045,000	1,043,553
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79	4-10-2046	3,869,000	3,895,131

Total Non-Agency Mortgage Backed Securities (Cost $175,969,138)				178,415,909

U.S. Treasury Securities: 29.40%
U.S. Treasury Bond	3.13	11-15-2041	1,709,000	1,660,133
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	19,798,245
U.S. Treasury Bond	3.38	5-15-2044	4,113,000	4,151,559
U.S. Treasury Bond	3.63	8-15-2043	8,969,000	9,498,727
U.S. Treasury Bond	3.63	2-15-2044	27,906,000	29,536,771
U.S. Treasury Bond	3.75	11-15-2043	6,093,000	6,595,673
U.S. Treasury Note	0.25	2-29-2016	12,262,000	12,255,293
U.S. Treasury Note	0.38	4-30-2016	84,362,000	84,411,436
U.S. Treasury Note	0.38	5-31-2016	39,431,000	39,433,642
U.S. Treasury Note	0.63	10-15-2016	59,869,000	59,995,264
U.S. Treasury Note	0.63	9-30-2017	53,577,000	52,995,207
U.S. Treasury Note	0.75	3-15-2017	59,637,000	59,711,546
U.S. Treasury Note	0.88	4-15-2017	9,312,000	9,346,920
U.S. Treasury Note	0.88	5-15-2017	153,580,000	154,024,000
U.S. Treasury Note	1.38	2-28-2019	34,395,000	34,233,756
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,586,162
U.S. Treasury Note	1.50	5-31-2019	20,451,000	20,412,654
U.S. Treasury Note	1.63	3-31-2019	49,453,000	49,762,081
U.S. Treasury Note	1.63	4-30-2019	26,555,000	26,687,775
U.S. Treasury Note	2.00	5-31-2021	22,560,000	22,471,875
U.S. Treasury Note	2.50	5-15-2024	48,001,000	48,113,514
U.S. Treasury Note ##	2.75	2-15-2024	23,021,000	23,619,914
U.S. Treasury Note ##	3.13	4-30-2017	68,591,000	73,242,293

Total U.S. Treasury Securities (Cost $844,096,867)				851,544,440

Yankee Corporate Bonds and Notes: 5.43%

Consumer Discretionary: 0.23%

Media: 0.05%
Grupo Televisa SAB	5.00	5-13-2045	1,565,000	1,563,944

Textiles, Apparel & Luxury Goods: 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	5,007,000	5,079,166

16	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.28%

Beverages: 0.28%
Diageo Capital plc	1.13%	4-29-2018	$3,435,000	$3,375,842
Pernod Ricard SA 144A	5.75	4-7-2021	4,144,000	4,773,871

				8,149,713

Energy: 1.18%

Energy Equipment & Services: 0.07%
Weatherford International Limited	5.95	4-15-2042	1,945,000	2,176,764

Oil, Gas & Consumable Fuels: 1.11%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	1,723,000	2,010,796
Ecopetrol SA	5.88	5-28-2045	1,855,000	1,910,650
Ecopetrol SA	7.38	9-18-2043	1,460,000	1,795,800
Petrobras Global Finance Company	3.00	1-15-2019	2,190,000	2,141,820
Petrobras Global Finance Company	4.88	3-17-2020	3,105,000	3,176,418
Petrobras Global Finance Company	6.25	3-17-2024	615,000	653,158
Petroleos Mexicanos Company 144A	6.38	1-23-2045	3,110,000	3,580,388
Petroleos Mexicanos Company ±	2.25	7-18-2018	1,500,000	1,558,125
Petroleos Mexicanos Company	5.50	6-27-2044	2,105,000	2,170,781
Statoil ASA	2.90	11-8-2020	3,060,000	3,134,272
Talisman Energy Incorporated	3.75	2-1-2021	1,530,000	1,573,276
TransCanada Pipelines Limited	4.63	3-1-2034	3,875,000	4,101,583
Transocean Incorporated	6.38	12-15-2021	3,687,000	4,224,860

				32,031,927

Financials: 2.38%

Banks: 1.56%
ANZ Banking Group 144A	4.50	3-19-2024	3,475,000	3,542,902
Barclays Bank plc	3.75	5-15-2024	2,140,000	2,162,459
BPCE SA	4.00	4-15-2024	1,375,000	1,392,215
BPCE SA 144A	5.70	10-22-2023	1,535,000	1,659,808
Caixa Economica Federal 144A	4.25	5-13-2019	2,570,000	2,566,788
HSBC Holdings plc	4.25	3-14-2024	2,130,000	2,191,199
HSBC Holdings plc	5.25	3-14-2044	2,440,000	2,575,186
ING Bank NV 144A	5.80	9-25-2023	2,850,000	3,183,424
Intesa Sanpaolo SpA	2.38	1-13-2017	4,250,000	4,310,248
Norddeutsche Landesbank Pfandbriefe 144A	2.00	2-5-2019	12,700,000	12,770,358
Royal Bank Scotland Group plc	5.13	5-28-2024	4,915,000	4,911,825
Standard Chartered plc 144A	5.70	3-26-2044	1,520,000	1,613,602
Sumitomo Mitsui Financial 144A	4.44	4-2-2024	2,200,000	2,279,198

				45,159,212

Consumer Finance: 0.40%
CNOOC Finance Corporation Limited	1.63	4-30-2017	7,035,000	7,088,769
CNOOC Finance Corporation Limited	4.25	4-30-2024	2,825,000	2,911,792
CNOOC Finance Corporation Limited	4.88	4-30-2044	1,455,000	1,489,908

				11,490,469

Portfolio of investments—May 31, 2014	Wells Fargo Advantage Core Bond Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.36%
Deutsche Bank AG (London)	3.70%	5-30-2024	$3,970,000	$3,985,416
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,475,000	6,503,348

				10,488,764

Insurance: 0.06%
XLIT Limited	5.25	12-15-2043	1,690,000	1,874,004

Health Care: 0.23%

Pharmaceuticals: 0.23%
Perrigo Company 144A	2.30	11-8-2018	2,990,000	3,000,157
Perrigo Company 144A	4.00	11-15-2023	1,355,000	1,381,886
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	2,030,000	2,086,828

				6,468,871

Information Technology: 0.25%

Internet Software & Services: 0.25%
Tencent Holdings Limited 144A	2.00	5-2-2017	2,690,000	2,711,722
Tencent Holdings Limited 144A	3.38	5-2-2019	4,380,000	4,488,878

				7,200,600

Materials: 0.30%

Chemicals: 0.11%
LYB International Finance BV	4.88	3-15-2044	2,000,000	2,090,472
LYB International Finance BV	5.25	7-15-2043	1,070,000	1,174,681

				3,265,153

Metals & Mining: 0.19%
BHP Billiton Finance USA Limited	5.00	9-30-2043	2,895,000	3,167,211
Xstrata Finance Canada 144A	2.05	10-23-2015	2,204,000	2,233,501

				5,400,712

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.15%
Bharti Airtel International Company 144A	5.35	5-20-2024	1,700,000	1,789,165
Telefonica Chile SA 144A	3.88	10-12-2022	2,740,000	2,677,070

				4,466,235

Wireless Telecommunication Services: 0.20%
America Movil SAB de CV	3.13	7-16-2022	5,790,000	5,712,866

Utilities: 0.23%

Electric Utilities: 0.23%
Electricite de France 144A	6.00	1-22-2114	2,605,000	2,917,425
State Grid Overseas Investment Company 144A	2.75	5-7-2019	3,700,000	3,735,912

				6,653,337

Total Yankee Corporate Bonds and Notes (Cost $152,590,390)				157,181,737

18	Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments—May 31, 2014

Security name		Principal	Value

Yankee Government Bonds: 1.82%

Yankee Government Bonds: 1.82%
Japan Bank for International Cooperation		$6,605,000	$6,664,465
Japan Bank for International Cooperation		3,380,000	3,372,077
Japan Bank for International Cooperation		2,430,000	2,437,672
Japan Bank for International Cooperation		3,950,000	4,136,199
Province of Manitoba		2,440,000	2,463,595
Republic of Poland		5,203,000	5,437,135
Republic of Slovenia 144A		4,470,000	4,782,900
Republic of Slovenia 144A		2,525,000	2,767,400
Republic of Slovenia 144A		1,410,000	1,575,675
Slovak Republic 144A		7,360,000	7,888,080
Ukraine Government Aid		1,751,000	1,758,829
United Mexican States		8,851,000	9,470,570

Total Yankee Government Bonds (Cost $51,003,879)			52,754,597

	Yield	Shares
Short-Term Investments: 2.84%

Investment Companies: 2.84%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	81,690,682	81,690,682
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.10	622,500	622,500

Total Short-Term Investments (Cost $82,313,182)			82,313,182

Total investments in securities (Cost $3,136,901,876) *	109.97%	3,185,320,307
Other assets and liabilities, net	(9.97)	(288,778,548)

Total net assets	100.00%	$2,896,541,759

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

%%	Security issued on a when-issued basis

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended

«	All or a portion of this security is on loan.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $3,141,079,016 and unrealized gains (losses) consists of:

Gross unrealized gains	$55,873,482
Gross unrealized losses	(11,632,191)

Net unrealized gains	$44,241,291

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the financial statements of the Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio, each a series of the Wells Fargo Master Trust, as of May 31, 2014, and for each of the years or periods presented and have issued our unqualified reports thereon dated July 28, 2014 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included audits of the portfolios of investments (the “Portfolios”) as of May 31, 2014 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of management of Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio, present fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

July 28, 2014

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 28, 2014

By:
/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: July 28, 2014

By:
/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: July 28, 2014